As filed with the Securities and Exchange Commission on April
25, 1997

                        Registration No. 333-01153




                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549

                                 FORM N-4
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   (X)
                    PRE-EFFECTIVE AMENDMENT NO.
   ( )
                       POST-EFFECTIVE AMENDMENT NO.   1
      (X)

                                  and/or

                REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940
   (X)

                            Amendment No.   3
   (X)
                     (Check appropriate box or boxes)




                     VARIABLE ANNUITY-1 SERIES ACCOUNT
                        (Exact name of Registrant)
                GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                            (Name of Depositor)
                          8515 East Orchard Road
                         Englewood, Colorado 80111
     (Address of Depositor's Principal Executive Offices)  (Zip
Code)

            Depositor's Telephone Number, including Area Code:
                              (800) 537-2033




                            William T. McCallum
                   President and Chief Executive Officer
                Great-West Life & Annuity Insurance Company
                          8515 East Orchard Road
                        Englewood, Colorado  80111
                  (Name and Address of Agent for Service)


                                 Copy to:

                           James F. Jorden, Esq.
                    Jorden Burt Berenson & Johnson LLP
            1025 Thomas Jefferson Street, N.W., Suite 400 East
                       Washington, D.C.  20007-0805






Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement

   It is proposed that this filing will become effective on April
30, 1997.

The Registrant has chosen to register an indefinite number of securities in accordance with Rule 24f-2.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.
                     VARIABLE
ANNUITY-1 SERIES ACCOUNT
                           Cross Reference Sheet
                      Showing Location in Prospectus
                  and Statement of Additional Information
                          As Required by Form N-4

FORM N-4 ITEM                                PROSPECTUS CAPTION

1.   Cover Page..........................    Cover Page

2.   Definitions.........................    Definitions

3.   Synopsis............................    Variable Annuity Fee
Table; Key
                                             Features of the
Annuity

4.   Condensed Financial Information.....    Condensed Financial
Information;
                                             Performance Data

5.   General Description of
       Registrant, Depositor and
       Portfolio Companies...............    Great-West Life &
Annuity
                                             Insurance Company and
the Series
                                             Account; The Eligible
Funds;
                                             Voting Rights

6.   Deductions and Expenses............     Charges and
Deductions; Appendix
                                             A; Distribution of the
Contracts

7.   General Description of
       Variable Annuity Contracts........    Key Features of the
Annuity; The
                                             Eligible Funds; The
Guarantee
                                             Period Fund;
Application and
                                             Contributions;
Transfers; Death
                                             Benefit; Payment
Options; Rights
                                             Reserve by the
Company;
                                             Statement of
Additional
                                             Information

8.   Annuity Period......................    Payment Options


9.   Death Benefit.......................    Death Benefit

10.  Purchases and Contract Value........    Application and
Contributions;
                                             Annuity Account Value

11.  Redemptions.........................    Cash Withdrawals;
Payment
                                             Options; Key Features
of the
                                             Annuity

12.  Taxes...............................    Federal Tax Matters

13.  Legal Proceedings...................    Legal Proceedings


14.  Table of Contents of
       Statement of Additional
       Information.......................    Available Information


                                             STATEMENT OF
ADDITIONAL
FORM N-4 ITEM                                INFORMATION CAPTION


15.  Cover Page..........................    Cover Page

16.  Table of Contents...................    Table of Contents

17.  General Information and
       History...........................    General Information;
Great-West
                                             Life & Annuity
Insurance Company
                                             and Variable Annuity-1
Series
                                             Account

18.  Services............................    Services

19.  Purchase of Securities
       Being Offered.....................    Not Applicable

20.  Underwriters........................    Services - Principal
Underwriter

21.  Calculation of
       Performance Data..................    Calculation of
Performance
                                             Data

22.  Annuity Payments....................    Calculation of Annuity
Payments

23.  Financial Statements................    Financial Statements




















                                  PART A

                   INFORMATION REQUIRED IN A PROSPECTUS

                            THE SCHWAB VARIABLE ANNUITY
               A FLEXIBLE PREMIUM DEFERRED FIXED AND VARIABLE
                                      ANNUITY
                                   Distributed by
                             CHARLES SCHWAB & CO., INC.
                    _____________________________________________
                                      Issued by
                              GREAT-WEST LIFE & ANNUITY
                                  INSURANCE COMPANY


This prospectus describes interests under a flexible premium deferred annuity contract, The Schwab
Variable Annuity (the "Contract"). The Contract is issued either on a group basis or as individual contracts by Great-West Life & Annuity Insurance Company (the "Company").
Participation in a group contract will
be accounted for by the issuance of a certificate showing an interest under the group contract. The certificate and the individual contract are hereafter both referred to as the "Contract."

   Your investment in the Contract may be allocated among twenty-four
Investment Divisions of the Variable
Annuity-1 Series Account ("Series Account") and the available Guarantee Periods under the Guarantee
Period Fund. The Investment Divisions invest in various underlying funds (open-end investment companies) offered by fund families such as Federated, INVESCO, Janus, Lexington, Berger, Alger,
Schwab Funds, Stein Roe, Strong, Montgomery, American Century, SAFECO and Van Eck. You also have the option of allocating some or all of your investment in the Contract to the Guarantee Period Fund which allows you to select one or more Guarantee Periods, each of which offers you a specified interest rate for a specified period. There may be a market value adjustment on the amounts withdrawn from the
Guarantee Period Fund. The Guarantee Period Fund may not be available in all states.

The minimum initial investment is $5,000 ($2,000 if an IRA) or $1,000 if made under an Automatic
Contribution Plan ("ACP"). The minimum subsequent Contribution is $500 (or $100 per month if made under an ACP).

There are no sales charges, redemption, surrender or withdrawal charges. The Contract provides a Free
Look Period of 10 days from your receipt of the Contract (or longer, if required by state law), during which time you may cancel your investment in the Contract. During the Free Look Period, all Contributions allocated to an Investment Division will be allocated first to the Schwab Money Market Investment Division and will remain there until the next Transaction Date following the end of the Free Look Period.
Contributions to the Guarantee Period Fund will be allocated immediately into the specified Guarantee
Period(s).

Your Variable Account Value will increase or decrease based on the investment performance of the options you select. You bear the entire investment risk under the Contract prior to the annuity commencement date for all amounts in your Variable Sub-Accounts. While there is a guaranteed death benefit, there is no guaranteed or minimum Variable Account Value on amounts allocated to Investment
Divisions. Therefore, the Annuity Account Value you receive could be less than the total amount of your Contributions.

Amounts allocated to the Guarantee Period Fund may be subject to a Market Value Adjustment which could result in receipt of less than your Contributions if you surrender, Transfer, make a partial withdrawal, apply amounts to purchase an annuity or take a distribution upon the death of the Owner or Annuitant before a Guarantee Period Maturity Date. Whether such a result actually occurs depends on the timing of the transaction, the amount of the Market Value Adjustment and the interest rate credited.
The interest rate in subsequent Guarantee Periods may be more or less than the rate of a previous
Guarantee Period.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
UPON THE
ACCURACY OR ADEQUACY OF THE PROSPECTUS.  ANY REPRESENTATION TO THE
CONTRARY
IS A CRIMINAL OFFENSE.  NO PERSON IS AUTHORIZED BY THE COMPANY TO
GIVE
INFORMATION OR TO MAKE ANY REPRESENTATION, OTHER THAN THOSE
CONTAINED IN THIS
PROSPECTUS, IN CONNECTION WITH THE OFFERS CONTAINED IN THIS
PROSPECTUS.  THIS
PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN
WHICH SUCH
OFFERING MAY NOT LAWFULLY BE MADE.  PLEASE READ THIS PROSPECTUS AND
KEEP IT FOR
FUTURE REFERENCE.


   Prospectus Dated April 30, 1997

The Contracts are not deposits of, or guaranteed or endorsed by any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal
Reserve Board or any other government
agency. The Contracts involve certain investment risks, including possible loss of principal.

To Place Orders and for Account Information: Contact the Schwab
Annuity Service Center at 800-838-
0650 or P.O. Box 7666, San Francisco, California 94120-7666.

   About This Prospectus: This Prospectus concisely presents important information you should have before investing in the Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated April 30,
1997 (as may be amended from time to time), and filed with the Securities and Exchange Commission.
The Statement of Additional Information is incorporated by reference into this Prospectus, and may be obtained without charge by contacting the Schwab Annuity Service Center at 800-838-0650 or P.O. Box
7666, San Francisco, California 94120-7666.

                                  TABLE OF CONTENTS


           Page

DEFINITIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . iv
KEY FEATURES OF THE ANNUITY . . . . . . . . . . . . . . . . . . .
 . . . . . . . .  1
GREAT-WEST LIFE & ANNUITY  INSURANCE COMPANY
           AND THE SERIES ACCOUNT . . . . . . . . . . . . . . . .
 . . . . . . . . .7
THE ELIGIBLE FUNDS. . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .8
THE GUARANTEE PERIOD FUND . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 12
THE MARKET VALUE ADJUSTMENT . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 15
APPLICATION AND CONTRIBUTIONS . . . . . . . . . . . . . . . . . .
 . . . . . . . . 16
ANNUITY ACCOUNT VALUE . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 17
TRANSFERS . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 18
CASH WITHDRAWALS. . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 21
TELEPHONE TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 22
DEATH BENEFIT . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 22
CHARGES AND DEDUCTIONS. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 25
PAYMENT OPTIONS . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 27
FEDERAL TAX MATTERS . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 31
ASSIGNMENTS OR PLEDGES. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 36
PERFORMANCE DATA  . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 36
DISTRIBUTION OF THE CONTRACTS . . . . . . . . . . . . . . . . . .
 . . . . . . . . 37
SELECTED FINANCIAL DATA . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 38
VOTING RIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 48
RIGHTS RESERVED BY THE COMPANY. . . . . . . . . . . . . . . . . .
 . . . . . . . . 49
LEGAL PROCEEDINGS . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 49
LEGAL MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 49
EXPERTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 50
AVAILABLE INFORMATION . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 50
APPENDIX A. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 50
APPENDIX B. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . 50
FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . .F-1



_________________________________________________________________
_________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION
IN WHICH
SUCH OFFERING MAY NOT LAWFULLY BE MADE.  NO DEALER, SALESPERSON, OR
OTHER
PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY
REPRESENTATIONS IN
CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS
PROSPECTUS,
AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS
MUST NOT BE
RELIED ON.

_________________________________________________________________
_________


                    The Contract is not available in all states.

_________________________________________________________________
_________

                                     DEFINITIONS

_________________________________________________________________
_________

Accumulation Period - The period between the Effective Date and the Payment Commencement Date.

Annuitant - The person named in the application upon whose life the payment of an annuity is based and who will receive annuity payments. If a Contingent Annuitant is named, then the Annuitant will be considered the Primary Annuitant. While the Annuitant is living and at least 30 days prior to the annuity commencement date, the Owner may, by Request, change the Annuitant.

Annuity Account - An account established by the Company in the name of the Owner that reflects all account activity under this Contract.

Annuity Account Value - The sum of the Variable and Fixed
Sub-Accounts credited to the Owner under the Annuity Account; less Transfers, partial withdrawals, amounts applied to an annuity option, periodic withdrawals, charges deducted under the Contract and, less Premium Tax, if any.

Annuity Payment Period - The period beginning on the annuity commencement date and continuing until all annuity payments have been made under the Contract.

Annuity Unit - An accounting measure used to determine the dollar value of any variable annuity payment after the first annuity payment is made.

Automatic Contribution Plan ("ACP") - A plan which allows for automatic periodic Contributions. The
Contribution amount will be withdrawn from a designated pre-authorized account and automatically credited to the Annuity Account.

Beneficiary - The person(s) designated by the Owner, in the application, or as subsequently changed by the Owner by Request, to receive any death benefit which may become payable under the terms of the Contract. If the surviving spouse of an Owner is the surviving Joint Owner, the surviving spouse will become the Beneficiary upon such Owner's death and may elect to take the death benefit, if any, or elect to continue the Contract in force.

Company - Great-West Life & Annuity Insurance Company, the issuer of this annuity, located at 8515 East
Orchard Road, Englewood, Colorado 80111.

Contingent Annuitant - The person named in the application, unless later changed by the Owner by Request while the Annuitant is alive and before annuity payments have commenced, who becomes the
Annuitant when the Primary Annuitant dies.  No new Contingent
Annuitant may be designated after the
death of the Primary Annuitant.

Contributions - Purchase amounts received under the Contract and allocated to the Fixed or Variable
Sub-Account(s) prior to any Premium Tax or other deductions.

Effective Date - The date on which the first Contribution is credited to the Annuity Account.

Eligible Fund - A registered management investment company, or portfolio thereof, in which the assets of the Series Account may be invested.

Fixed Sub-Accounts - The subdivision(s) of the Owner's Annuity
Account reflecting the value of
Contributions made to a fixed interest investment option available under the Contract and any Fixed Sub-
Account Riders.

Guarantee Period - One of the periods of time available in the Guarantee Period Fund during which the Company will credit a stated rate of interest. The Company may stop offering any term at any time for new Contributions. Amounts allocated to one or more Guaranteed
Periods may be subject to a Market
Value Adjustment.

Guarantee Period Fund - A Fixed Sub-Account in which amounts allocated will be credited a stated rate of interest for the applicable Guarantee Period(s).

Guarantee Period Maturity Date - The last day of any Guarantee
Period.

Guaranteed Interest Rate - The minimum interest rate applicable to each Fixed Sub-Account equal to an annual effective rate in effect at the time the Contribution is made and as reflected in written confirmation of the Contribution. This is the minimum rate allowed by law and is subject to change in accordance with changes in applicable law.

Individual Retirement Annuity (IRA) - An annuity contract used in a retirement savings program that is intended to satisfy the requirements of Section 408 of the Internal Revenue Code of 1986, as amended.

Investment Division - A division of the Series Account containing the shares of an Eligible Fund. There is an Investment Division for each Eligible Fund.

Market Value Adjustment - An adjustment which may be made to amounts paid out before the Guarantee
Period Maturity Date due to surrenders, partial withdrawals, Transfers, amounts applied to the periodic withdrawal option or to purchase an annuity, and distributions resulting from death of the Owner or Annuitant, as applicable. The Market Value Adjustment may increase or decrease the amount payable on one of the above-described distributions. A negative adjustment may result in an effective interest rate lower than the applicable Guaranteed Interest Rate and the value of the Contribution(s) allocated to the
Guarantee Period being less than the Contribution(s) made. The Market Value Adjustment is detailed on page 15.

Non-Qualified Annuity Contract - An annuity contract which is not intended to be part of a qualified retirement plan and is not intended to satisfy the requirements of
Section 408 of the Internal Revenue
Code of 1986, as amended.

Owner (Joint Owner) or You - The person(s), while the Annuitant is living, named in the Contract Data
Page who is entitled to exercise all rights and privileges under the Contract. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased as an IRA, the Owner and the Annuitant must be the same individual and no Joint Owner may be named. Any reference to Owner in the singular tense shall include the plural, and vice versa, as applicable.

Payment Commencement Date - The date on which annuity payments or periodic withdrawals commence under a payment option. The Payment Commencement Date must be at least one year after the Effective
Date of the Contract. If a Payment Commencement Date is not shown on the Contract Data Page, annuity payments will commence on the first day of the month of the Annuitant's 91st birthday. The Payment
Commencement Date may be changed by the Owner within 60 days prior to commencement of annuity payments or it may be changed by the Beneficiary upon the death of the Owner. If this is an IRA, payments which satisfy the minimum distribution requirements of the Internal Revenue Code of 1986, as amended, must begin no later than the Owner's attainment of age
70 1/2.

Premium Tax - The amount of tax, if any, charged by a state or other governmental authority.

Request - Any written, telephoned, or computerized instruction in a form satisfactory to the Company and received at the Schwab Annuity Service Center (or other annuity service center subsequently named) from the Owner or the Owner's designee (as specified in a form acceptable to the Company) or the Beneficiary
(as applicable) as required by any provision of the Contract or as required by the Company. All Requests are subject to any action taken or payment made by the Company before it was processed.

Schwab Annuity Service Center -  P.O. Box 7666, San Francisco,
California 94120-7666, telephone 800-
838-0650.

Series Account - The segregated account established by the Company under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended.

Simplified Employee Pension - An individual retirement annuity
(IRA) which may accept contributions
from one or more employers under a retirement savings program intended to satisfy the requirements of
Section 408(k) of the Internal Revenue Code of 1986, as amended.

Surrender Value - The Annuity Account Value with a Market Value
Adjustment, if applicable, on the
effective date of the surrender, less Premium Tax, if any.

Transaction Date - The date on which any Contribution or Request from the Owner will be processed by the Company at the Schwab Annuity Service Center. Contributions and Requests received after 4:00 p.m.
EST/EDT will be deemed to have been received on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange is open for trading.

   Transfer - The moving of money from and among the Investment
Division(s) and the Guaranteed Period
Fund.

Variable Account Value - The sum of the values of the Variable
Sub-Accounts credited to the Owner
under the Annuity Account.

Variable Sub-Accounts - The sub-division(s) of the Owner's Annuity Account containing the value credited to the Owner under the Annuity Account from an Investment Division.

We, our, us, or GWL&A:  Great-West Life & Annuity Insurance
Company.

_________________________________________________________________
___________

                             KEY FEATURES OF THE ANNUITY

_________________________________________________________________
___________

The Contract currently allows you to invest in your choice of twenty-four different Investment Divisions offered by thirteen different mutual fund investment advisers. You can also invest in the Guarantee Period
Fund. Your Annuity Account Value allocated to an Investment Division will vary with the investment performance of the Investment Division you select. You bear the entire investment risk for all amounts invested in the Investment Division(s). Your Annuity Account Value could be less than the total amount of your Contributions.

Who should invest. The Contract is designed for investors who are seeking long-term tax deferred asset accumulation with a wide range of investment options. The Contract can be used for retirement or other long-term investment purposes. The deferral of income taxes is particularly attractive to investors in high federal and state tax brackets who have already fully taken advantage of their ability to make IRA contributions or "pre-tax" contributions to their employer sponsored retirement or savings plans.

   A Wide Range of Variable Investment Choices. The Contract gives you an opportunity to select among twenty-four different Investment Divisions. Each Investment
Division invests in shares of an Eligible Fund.
The Eligible Funds cover a wide range of investment objectives as follows:

Investment Objective                   Eligible Funds
Aggressive Growth                      SteinRoe Capital
Appreciation Fund
                                       Janus Aspen Aggressive
Growth Portfolio
                                       Alger American Small
Capitalization Portfolio
                                       American Century VP Capital
Appreciation
                                       Berger IPT-Small Company
Growth Fund
                                       Strong Discovery Fund II

International Aggressive Growth        Montgomery Variable Series:
International Small
                                         Cap Fund
                                       Lexington Emerging Markets
Fund

Growth                                 Montgomery Variable Series:
Growth Fund
                                       Schwab Asset Director - High
Growth Portfolio
                                       Janus Aspen Growth Portfolio
                                       Alger American Growth
Portfolio

International Growth                   Janus Aspen Worldwide Growth
Portfolio
                                       American Century VP
International

Index                                  Schwab S&P 500 Portfolio

Growth & Income                        SAFECO RST Equity Portfolio
                                       Federated American Leaders
Fund II

Equity Income                          Federated Utility Fund II
                                       INVESCO VIF-Industrial
Income Portfolio

Balanced/Asset Allocation              INVESCO VIF-Total Return
Portfolio

Hard Assets                            Van Eck Worldwide Hard
Assets Fund

High Yield Bond                        INVESCO VIF-High Yield
Portfolio

Government Bond                        Federated Fund for U.S.
Government Securities II

Money Market                           Schwab Money Market
Portfolio

The distinct investment objectives and policies for each Eligible
Fund are more fully described in their
individual fund prospectuses which are available from the Schwab
Annuity Service Center, P.O. Box 7666,
San Francisco, California 94120-7666, or via telephone at 1-800-838-0650.

The Guarantee Period Fund. The Contract also gives you an opportunity to allocate your Contributions and to transfer your Annuity Account Value to the Guarantee Period Fund. However, the Guarantee
Period Fund may not be available in all states or jurisdictions where the Contract is sold. Please consult wiht your representative or call the Schwab Annuity Service Center for more information. This Fixed Sub-
Account option is comprised of Guarantee Periods, each of which has its own stated rate of interest and its own maturity date. The stated rate of interest for the Guarantee Period will depend on the date the Guarantee Period is established and the duration of the Guarantee Period you select from among those available. The rates declared are subject to a minimum (Guaranteed Interest Rate), but the Company may declare higher rates (the stated rate of interest). The Guaranteed Interest Rate will be disclosed in the written confirmation. The stated rate of interest will not be less than the Guaranteed Interest Rate and will also be disclosed in the written confirmation. Amounts withdrawn or transferred from a Guarantee
Period prior to the Guarantee Period Maturity Date may be subject to a Market Value Adjustment. (See
"Market Value Adjustment," page 15.)

How to Invest. You must complete a Contract application form in order to invest in the Contract and you must pay by check or instruct us to transfer funds from your Schwab account. The minimum initial investment is $5,000 (or $2,000 if in an IRA). Subsequent investments must be at least $500. The minimum initial investment may be reduced to $1,000 should the Owner agree to make additional $100 per month minimum recurring deposits through an ACP.

   Free Look Period. The Contract provides for a Free Look Period which allows you to cancel your investment generally within 10 days of your receipt of the Contract. You can cancel the Contract during the Free Look Period by delivering or mailing the Contract to the Schwab Annuity Service Center. The cancellation is not effective unless we receive a notice which is postmarked before the end of the Free
Look Period. If the Contract is returned, the Contract will be void from the start and the greater of: (a)
Contributions received less surrenders, withdrawals and distributions, or (b) the Annuity Account Value less surrenders, withdrawals and distributions, will be refunded. These procedures may vary where required by state law. (See "Application and Contributions," page 16.)

Allocation of the Initial Investment. Any initial Contribution allocated to an Investment Division (other than certain 1035 exchanges - see "Application and Contributions," page 16) will be allocated to the Schwab Money Market Portfolio until the next Transaction Date following the end of the Free Look Period.
At that time, the Variable Account Value will be allocated to the Investment Divisions in accordance with your instructions. (See "Annuity Account Value," page 17.) Your initial investment in the Guarantee Period
Fund will be immediately allocated to the Guarantee Period(s) specified in the application.

Charges and Deductions Under the Contract. The Contract is a "no load" variable annuity and, as such, imposes no sales charges, redemption or withdrawal charges.

There is a Mortality and Expense Risk Charge at an effective annual rate of 0.85% of the value of the net assets in the Variable Account. A Contract Maintenance Charge of $25 will be deducted annually from your Annuity Account Value. There will be a transfer fee of $10 for each Transfer in excess of twelve
Transfers per calendar year.  (See "Charges and Deductions," page
25.)

Depending on your state of residence, we may deduct a charge for Premium Tax from purchase payments or amounts withdrawn or at the Payment Commencement Date. (See
"Charges and Deductions," page
25.)

The Market Value Adjustment may increase or decrease the value of a Guarantee Period if the Guarantee
Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the stated rate of interest for the Guarantee Period and the Guaranteed
Interest Rate and the value of the Guarantee Period being less than Contribution(s). (See "Market Value
Adjustment," page 15).

Switching Investments. You may switch Contributions among the Investment Divisions or Guarantee
Period Fund as often as you like with no immediate tax consequences. You may make a Transfer
Request to the Schwab Annuity Service Center. A transfer fee may apply. (See "Charges and
Deductions," page 25.) Amounts Transferred out of a Guarantee Period prior to the Guarantee Period
Maturity Date may be subject to a Market Value Adjustment. (See "Market Value Adjustment," page 15.)

Full and Partial Withdrawals. You may withdraw all or part of your Annuity Account Value before the earlier of the annuity commencement date you selected or the Annuitant's or Owner's death. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty tax. Withdrawals of amounts allocated to a Guarantee Period prior to the Guarantee Period Maturity Date may be subject to Market Value Adjustment. (See "Market Value Adjustment," page 15.) The minimum partial withdrawal prior to the Market Value Adjustment is $500. There is no limit on the number of withdrawals made. The
Company may delay payment of withdrawals from your Variable Sub-Accounts by up to 7 days and may delay withdrawals from the Guarantee Period Fund by up to 6 months.

(See "Cash Withdrawals," page
21.)

Annuity Options. Beginning on the first day of the month immediately following the annuity commencement date you select, you may elect to receive annuity payments on a fixed or variable basis.
(The default date is the first day of the month that the Annuitant
attains age 91.)   A wide range of annuity
options are available to provide flexibility in choosing an annuity payment schedule that meets your particular needs. These annuity options include alternatives designed to provide payments for life (for either a single or joint life), with or without a guaranteed minimum number of payments. (See "Payment
Options," page 27.)

Death Benefit. The amount of the death benefit, if payable before annuity payments commence, will be the greater of (a) the Annuity Account Value with a Market Value Adjustment, if applicable, as of the date a Request for payment is received, less Premium Tax, if any; or (b) the sum of Contributions paid, less partial withdrawals and Periodic Withdrawals, less charges deducted under the Contract, if any, less
Premium Tax, if any.  (See "Death Benefit," page 22.)

Customer Service. Schwab's professional representatives are available toll-free to assist you. If you have any questions about your Contract, please telephone the Schwab Annuity Service Center (800-838-0650) or write to the Schwab Annuity Service Center at P.O. Box 7666, San Francisco, California 94120-7666.
All inquiries should include the Contract number and the Owner's name. As a Contract Owner you will receive periodic statements confirming any transactions relating to your Contract, as well as a quarterly statement and an annual report.

                             VARIABLE ANNUITY FEE TABLE

      The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The table and examples reflect expenses related to the Investment Divisions as well as of the Eligible Funds.
The table assumes that the entire Annuity Account Value is allocated to one or more Investment Divisions.
The information set forth should be considered together with the narrative provided under the heading
"Charges and Deductions," page 25 of this Prospectus, and with the Funds' prospectuses. In addition to the expenses listed below, Premium Tax may be applicable.


Contract Owner Transaction Expenses

             Sales Load
None
             Surrender Fee
None
             Transfer Fee (First 12 Per Year)
None
             Annual Contract Maintenance Charge
$25.00

Investment Division Annual Expenses1
(as a percentage of average Variable
Account assets)

             Mortality and Expense Risk Charge
0.85%
             Administrative Expense Charge
0.00%
             Other Fees and Expenses of the Variable Account
0.00%
             Total Investment Division Annual Expenses
0.85%

                             Eligible Fund Annual Expenses (1)
(as a percentage of Eligible Fund net assets, after expenses reimbursements)

       Total
                                     Management    Other
12b-1     Eligible Fund
                                     Fees          Expenses
Fees      Expenses

       Portfolio

      Alger American Growth Portfolio.75%         .04%          0%
      .79%
      Alger American Small
        Capitalization Portfolio     .85%         .03%          0%
      .88%
      American Century VP Capital Appreciation1.00%  0%         0%
     1.00%
      American Century VP International1.50%        0%          0%
     1.50%
      Berger IPT-Small Company Growth Fund   .0%   1.15%        0%
       1.15%
      Federated American Leaders Fund II.53%      .32%          0%
      .85%
      Federated Fund for U.S. Government Securities II.0%.80%   0%
      .80%
      Federated Utility Fund II      .24%         .61%          0%
      .85%
      INVESCO VIF-High Yield Portfolio.60%        .27%          0%
      .87%
      INVESCO VIF-Industrial Income Portfolio.75% .20%          0%
      .95%
      INVESCO VIF-Total Return Portfolio.75%      .19%          0%
      .94%
      Janus Aspen Aggressive

         Growth Portfolio            .72%         .04%          0%
      .76%
      Janus Aspen Growth Portfolio   .65%         .04%          0%
      .69%
      Janus Aspen Worldwide

        Growth Portfolio             .66%         .14%          0%
      .80%
      Lexington Emerging Markets Fund.85%         .79%          0%
     1.64%
      Montgomery Variable Series: Growth Fund2 1.00%.25%        0%
     1.25%
      Montgomery Variable Series:
        International Small Cap Fund21.25%        .25%          0%
     1.50%
      SAFECO RST Equity Portfolio      .70%         .02%
0%        .72%
      Schwab Asset Director -
        High Growth Portfolio        .60%         .15%          0%
      .75%
      Schwab Money Market Portfolio  .44%         .06%          0%
      .50%
      Schwab S&P 500 Portfolio3      .13%         .15%          0%
      .28%
      SteinRoe Capital Appreciation Fund.50%      .26%          0%
      .76%
      Strong Discovery Fund II      1.00%         .21%          0%
     1.21%
      Van Eck Worldwide Hard Assets Fund.90%      .18%          0%
     1.08%
_________________________________
(1) The figures given above (other than form the Montgomery Variable Series: Growth Fund, Montgomery Variable Series; International
Small Cap Fund and Schwab S&P 500 Portfolio - see notes 2 and 3, below) reflect the amounts deducted after expense offset arrangements, if any, from the Eligible Funds during 1996. From time to time, an Eligible Fund's investment adviser, in its sole discretion, may waive all or part of its fees and/or voluntarily assume certain expenses. For a more complete description of the Eligible Funds' fees and expenses, see the Eligible Funds' prospectuses. As of the date of this Prospectus, certain fees are being waived or expenses are being assumed, in each case on a voluntary basis. Without such waivers or reimbursements, the total Eligible Fund annual expenses that would have been incurred for the last completed fiscal year would be: 8.57% for Berger IPT-Small
Company Growth Fund; 1.07% for Federated American Leaders Fund II; 1.81% for Federated Fund for U.S. Government Securities
II; 1.32% for INVESCO VIF-High Yield Portfolio; 1.19% for INVESCO VIF-Industrial Income Portfolio; 1.30% for INVESCO VIF-Total
Return Portfolio; .83% for Janus Aspen Aggressive Growth Portfolio;
 .83% for Janus Aspen Growth Portfolio; .91% for Janus Aspen Worldwide Growth Portfolio; 2.23% for Lexington Emerging Markets Fund; and 0.95% for Schwab Money Market Portfolio, 2.68% for
Schwab S&P 500 Portfolio and 3.92% for Schwab Asset Director-High Growth Portfolio. See the Eligible Funds' prospectuses for a discussion of fee waiver and expense reimbursements.

(2)  The figures given above for the Montgomery Variable Series:
Growth Fund and Montgomery Variable Series: International Small
Cap Fund reflect an estimate of fees and expenses which could apply to these funds. However, the actual expenses charged in 1996 for both of these funds were 0.00% due to a voluntary waiver of management fees and expenses by Montgomery. Without such waivers or reimbursements, the total Eligible Fund annual expenses that would have been incurred for the last completed fiscal year would be: 6.98% for the Montgomery Variable Series: Growth Fund and 6.30% for the Montgomery Variable Series: International Small
Cap Fund.

(3) The figures given above reflect a voluntary waiver of a portion of the management fee for the Schwab S&P 500 Portfolio effective
May 1, 1997. Prior to that date the applicable management fee was 0.20%.

                                     Examples(1)

If you retain, annuitize, or surrender the Contract at the end of the applicable time period, you would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return on assets:


Investment Divisions                         1 Year       3 Years

Alger American Growth Portfolio              $ 8.26
$27.11
Alger American Small
  Capitalization Portfolio                   $ 9.20
$30.16
American Century VP Capital Appreciation     $10.45
$34.21
American Century VP International            $15.63
$50.93
Berger IPT-Small Company Growth Fund         $12.00
$39.25
Federated American Leaders Fund II           $ 8.89
$29.14
Federated Fund for U.S. Government Securities II$ 8.37
$27.45
Federated Utility Fund II                    $ 8.89
$29.14
INVESCO VIF-High Yield Portfolio             $ 9.09
$29.82
INVESCO VIF-Industrial Income Portfolio      $ 9.93
$32.52
INVESCO VIF-Total Return Portfolio           $ 9.82
$32.19
Janus Aspen Aggressive
   Growth Portfolio                          $ 7.95
$26.09
Janus Aspen Growth Portfolio                 $ 7.22
$23.71
Janus Aspen Worldwide
  Growth Portfolio                           $ 8.37
$27.45
Lexington Emerging Markets Fund              $17.08
$55.57
Montgomery Variable Series: Growth Fund      $13.04
$42.60
Montgomery Variable Series:
  International Small-Cap Fund               $15.63
$50.93
SAFECO RST Equity Portfolio                  $ 7.53
$24.73
Schwab Asset Director -
  High Growth Portfolio                      $ 7.84
$25.75
Schwab Money Market Portfolio                $ 5.24
$17.23
Schwab S&P 500 Portfolio                     $ 2.94              $
9.68
SteinRoe Capital Appreciation Fund           $ 7.95
$26.09
Strong Discovery Fund II                     $12.63
$41.26
Van Eck Worldwide Hard Assets Fund           $11.28
$36.90



THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR
FUTURE
EXPENSES.  ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE
SHOWN, SUBJECT
TO THE GUARANTEES IN THE CONTRACT.

These examples assume that no premium taxes have been assessed
(although premium taxes may be
applicable - see "Premium Tax," page 26).

(1) The Eligible Fund Annual Expenses and these examples are based on data provided by the Eligible
Funds. The Company has no reason to doubt the accuracy or completeness of that data, but the Company has not verified the Eligible Funds' figures. In preparing the Eligible Fund Expense table and the Examples above, the Company has relied on the figures provided by the Eligible Funds.

                           Condensed Financial Information
                        Selected Data for Accumulation Units
                           Outstanding Through Each Period
                          For the Years Ended December 31,

Investment Division
1996
Alger American Growth
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$10.24
1,166.64
Alger American Small-Cap
Value at
 beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$10.09
4,080.46
American Century VP Capital Appreciation
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$ 9.61
30,139.13
American Century VP International
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$10.49
13,399.99
Federated American Leaders Fund II Value
at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$10.42
65,888.88
Federated Fund for U.S.
Government Securities II
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period

$10.00
$ 9.97
9,330.15
INVESCO VIF - High Yield
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$10.39
52,043.52
INVESCO VIF - Industrial Income
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$10.44
68,873.87
INVESCO VIF - Total Return
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$10.27
3,927.31
Janus Aspen Aggressive Growth
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$ 9.89
6,698.73
Janus Aspen Growth
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$10.26
93,598.79
Janus Aspen Worldwide Growth
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$10.42
51,892.38
Lexington Emerging Markets
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$10.26
18,281.42
Montgomery Variable Series:
International Small-Cap
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$10.51
3,230.28
Montgomery Variable Series:
Growth
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$10.35
11,226.77
Schwab Asset Director - High Growth
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$10.35
16,525.39
Schwab Money Market
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$10.07
297,045.95
Schwab S&P 500
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$10.52
62,674.08
SteinRoe Capital Appreciation
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$10.27

70,715.11
Strong Discovery Fund II
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$10.44
24,613.07
Van Eck Worldwide Hard Assets
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
$10.00
$10.31
2,220.85
_________________________________________________________________
___________

                    GREAT-WEST LIFE  & ANNUITY INSURANCE COMPANY
                               AND THE SERIES ACCOUNT

_________________________________________________________________
___________

Great-West Life & Annuity Insurance Company  ("GWL&A")

      The Company is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance
Company in 1963 and to Insuramerica Corporation prior to changing to its current name in 1982. In
September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

      GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in the District of Columbia, Puerto Rico and 49 states in the United
States.

      GWL&A is a wholly-owned subsidiary of The Great-West Life Assurance Company ("Great-West
Life"). Great-West Life is a subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco
Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power
Corporation of Canada, a holding and management company, has voting control of Power Financial
Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

The Series Account

      The Variable Annuity-1 Series Account ("Series Account") was established by the Company as a separate account under the laws of the State of Colorado on July 24, 1995. The Series Account is registered with the Securities and Exchange Commission ("Commission") under the Investment
Company Act of 1940, as amended ("1940 Act"), as a unit investment trust. The Series Account meets the definition of a "separate account" under the federal securities laws. However, such registration does not involve supervision of the management of the Series Account or the Company by the Commission.

      The Company does not guarantee the investment performance of the Series Account. The portion of the Annuity Account Value attributable to the Series
Account and the amount of variable
annuity payments depend on the investment performance of the Eligible Funds. Thus, the Contract
Owner bears the full investment risk for all Contributions allocated to the Series Account.

      The Series Account is administered and accounted for as part of the general business of the Company; but the income, capital gains, or capital losses of each Investment Division are credited to or charged against the assets held in that Investment Division in accordance with the terms of the Contract, without regard to other income, capital gains or capital losses of any other Investment
Division or arising out of any other business the Company may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business the Company may conduct. Nevertheless, all obligations arising under the Contracts are generally corporate obligations of the Company.

         The Series Account currently has twenty-four Investment Divisions available for allocation of
Contributions. If, in the future, the Company determines that marketing needs and investment conditions warrant, it may establish additional Investment Divisions which will be made available to Owners to the extent and on a basis to be determined by the Company, (See "Addition, Deletion, or
Substitution," page 12). Each Investment Division invests in shares of an Eligible Fund, each having a specific investment objective.


_________________________________________________________________
___________

                                    THE ELIGIBLE FUNDS

_________________________________________________________________
___________

      The Eligible Funds described below are offered exclusively for use as funding vehicles for insurance products and, consequently, are not publicly available mutual funds. Each Eligible Fund has separate investment objectives and policies. As a result, each Eligible Fund operates as a separate investment portfolio and the investment performance of one Eligible Fund has no effect on the investment performance of any other Eligible Fund. See the Eligible Funds' prospectuses for more information.

The Alger American Fund

      Alger American Small Capitalization Portfolio: Seeks long-term capital appreciation by investing at least 65% of its total assets, except during temporary defensive periods, in equity securities of companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the
      S&P SmallCap 600 Index ("S&P Index"), updated quarterly.
Both indexes are broad indexes of
      small capitalization stocks. As of March 31, 1997, the range of market capitalization of the companies in the Russell Index was $10 million to $1.94 billion; the range of market capitalization of the companies in the S&P Index at that date was $32 million to $2.579 billion.
      The combined range as of that date was $10 million to $2.579 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

      Alger American Growth Portfolio: Seeks long-term capital appreciation by investment of at least 65% of its total assets, except during temporary defensive periods, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

American Century Variable Portfolios, Inc.

      American Century VP Capital Appreciation: Seeks capital growth by investing in common stocks (including securities convertible into common stocks and other equity equivalents) and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the investment manager, better-than-average potential for appreciation. The
      Portfolio's investment manager intends to stay fully invested in such securities, regardless of the movement of stock prices generally.

      American Century VP International: Seeks capital growth by investing primarily in an internationally diversified portfolio of securities of foreign companies that meet certain fundamental and technical standards of selection and have, in the opinion of the investment manager, potential for capital appreciation. The Portfolio will invest primarily in common stocks (defined to include depository receipts for common stock and other equity equivalents)
      of such companies. Investment in securities for foreign issues typically involves a greater degree of risk than an investment in domestic securities.

Berger Institutional Products Trust

      Berger IPT-Small Company Growth Fund: Seeks capital appreciation by investing primarily in equity securities (including common and preferred stocks, convertible debt securities and other securities having equity features) of small growth companies with market capitalization of less than $1 billion at the time of initial purchase.

Federated Insurance Series

      Federated American Leaders Fund II: Seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective through investment of at least 65 % of its total assets (under normal circumstances) in common stocks of "blue chip"
      companies.

      Federated Fund for U.S. Government Securities II: Seeks to provide current income through investment of at least 65% of its total assets in securities which are primary or direct obligations of the U.S. government or its agencies or instrumentalities or which are guaranteed as to principal and interest by the U.S. government, its agencies, or instrumentalities and in certain collateralized mortgage obligations, and repurchase agreements.

      Federated Utility Fund II: Seeks to provide high current income and moderate capital appreciation by investing in a professionally-managed, diversified portfolio of utility company equity and debt securities.

INVESCO Variable Investment Funds, Inc.

      INVESCO VIF-Industrial Income Portfolio: Seeks the best possible current income while following sound investment practices. Capital growth potential is an additional consideration in the selection of portfolio securities. The Portfolio normally invests at least 65% of its total assets in dividend-paying common stocks. Up to 10% of the Portfolio's total assets may be invested in equity securities that do not pay regular dividends. The remaining assets are invested in other income-producing securities such as corporate bonds. The Portfolio also has the flexibility to invest in other types of securities.

      INVESCO VIF-Total Return Portfolio: Seeks a high total return on investment through capital appreciation and current income. The Total Return Portfolio seeks to achieve its investment objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

      INVESCO VIF-High Yield Portfolio: Seeks a high level of current income by investing substantially all of its assets in lower rated bonds and other debt securities and in preferred stock. These bonds and other securities are sometimes referred to as "junk bonds." The High
      Yield Portfolio pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Portfolio's primary objective.

Janus Aspen Series

      Janus Aspen Aggressive Growth Portfolio: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio normally invests at least 50% of its equity assets in securities issued by medium-sized companies.

Medium-sized companies are
      those whose market capitalizations fall within the range of companies in the S&P MidCap 400
      Index (the "MidCap Index"). Companies whose capitalization falls outside this range after the
      Portfolio's initial purchase continue to be considered medium-sized companies for the purpose of this policy. As of December 30, 1996, the MidCap Index included companies with capitalizations between approximately $192 million to $6.5 billion. The range of the MidCap
      Index is expected to change on a regular basis. Subject to the above policy, the Portfolio may also invest in smaller or larger issuers.

      Janus Aspen Growth Portfolio: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its objective by investing in common stocks of companies of any size. This Portfolio generally invests in larger, more established issuers.

      Janus Aspen Worldwide Growth Portfolio: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its objective primarily through investments in common stocks of foreign and domestic issuers.

The Portfolio has the flexibility
      to invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The Portfolio normally invests in issuers from at least five different countries, including the United States; however, it may at times invest in fewer than five countries or even a single country.

Lexington Emerging Markets Fund, Inc.

      Lexington Emerging Markets Fund: Seeks long term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in emerging countries and emerging markets. For purposes of its investment objective, the Fund considers emerging country equity securities to be any country whose economy and market the World Bank or United Nations considers to be emerging or developing. The Fund may also invest in equity securities and equivalents traded in any market of companies that derive
      50% or more of their total revenue from either goods or services produced in such emerging countries or markets or sales made in such countries.

Montgomery Variable Series

      Montgomery Growth Fund: Seeks capital appreciation by investing at least 65% of its total assets (under normal conditions) in the equity securities of domestic corporations. In addition to capital appreciation, this Fund emphasizes value. While the Fund emphasizes investments in common stock, it also invests in other types of equity securities (including options on equity securities, warrants and futures contracts on equity securities). The Fund may invest up to
      35% of its total assets in debt securities rated within the three highest grades of S&P, Moody's or Fitch, or unrated debt securities deemed to be of comparable quality by its portfolio manager using guidelines approved by the Board of Trustees.

      Montgomery International Small Cap Fund: Seeks capital appreciation by investing at least
      65% of its total assets (under normal conditions) in equity securities of companies outside the
      United States having total market capitalizations of less than $1 billion, sound fundamental values and potential for long-term growth at a reasonable price. The Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in companies having market capitalizations of $1 billion or more, or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade.

SAFECO Resource Series Trust

      SAFECO RST Equity Portfolio: Seeks long-term growth of capital and reasonable current income. The Portfolio ordinarily invests principally in common stocks or securities convertible into common stocks.

Schwab Annuity Portfolios

      Schwab Money Market Portfolio: Seeks maximum current income consistent with liquidity and stability of capital. It seeks to achieve its objective by investing in short-term money market instruments. This Portfolio is neither insured nor guaranteed by the United States
      Government and there can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

      Schwab Asset Director-High Growth Portfolio: Seeks to provide high capital growth with less volatility than an all stock portfolio. The High Growth Fund seeks to meet its investment objective by investing in a mix of stocks, bonds, and cash equivalents.

      Schwab S&P 500 Portfolio: Seeks to track the price and dividend performance (total return)
      of common stocks of U.S. companies, as represented in the Standard & Poor's Composite
      Index of 500 stocks (the "Index"). The S&P 500 Fund invests primarily in the common stocks of companies composing the Index.


SteinRoe Variable Investment Trust

      SteinRoe Capital Appreciation Fund: Seeks capital growth by investing primarily in common stocks, convertible securities, and other securities selected for prospective capital growth.

Strong Discovery Fund II, Inc.

      Strong Discovery Fund II: Seeks capital growth. The Fund invests in securities that the
      Fund's investment adviser believes represent attractive growth opportunities. The Fund normally emphasizes equity investments, although it has the flexibility to invest in any security the Fund's investment adviser believes has the potential for capital appreciation.

Van Eck Worldwide Insurance Trust

      Van Eck Worldwide Hard Assets Fund: Seeks long-term capital appreciation by investing in hard asset securities; i.e., commodities or securities of firms involved (directly or indirectly) in the following areas: precious metals, ferrous and non-ferrous metals, energy, real estate, and other non-agricultural commodities. The Fund seeks opportunities in all the global stock, bond, and commodity markets, including domestic markets.
Current income is not an
      investment objective.

      The two Alger American Funds are advised by Fred Alger Management, Inc. of New York, New
York. The two American Century Variable Portfolios, Inc., are advised by American Century Investment
Management of Kansas City, Missouri, advisers to the American Century family of mutual funds. The
Berger IPT-Small Company Growth Fund is advised by Berger Associates of Denver, Colorado. The three Federated Insurance Series Portfolios are advised by Federated Advisers of Pittsburgh,
Pennsylvania. The three INVESCO Variable Investment Funds, Inc., Portfolios are advised by
INVESCO Funds Group, Inc., of Denver, Colorado. INVESCO Trust Company is the sub-adviser for the INVESCO VIF-Industrial Income Portfolio. The three Janus Aspen Series Portfolios are advised by
Janus Capital Corporation of Denver, Colorado. The Lexington Emerging Markets Fund is advised by Lexington Management Corporation of Saddle Brook, New Jersey. The two Montgomery Variable
Series Funds are advised by Montgomery Asset Management, L.P. of San Francisco, California. The
SAFECO RST Equity Portfolio is advised by SAFECO Asset Management Company of Seattle,
Washington. The three Schwab Annuity Portfolios are advised by Charles Schwab Investment
Management, Inc., of San Francisco, California. The SteinRoe Capital Appreciation Fund is advised by Stein Roe & Farnham Incorporated of Chicago, Illinois. Strong Discovery Fund II is advised by Strong
Capital Management, Inc. of Milwaukee, Wisconsin. The Van Eck Worldwide Hard Assets Fund is advised by Van Eck Associates Corporation of New York, New York.

                                         ***

      Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. THERE IS NO
ASSURANCE THAT ANY OF THESE ELIGIBLE FUNDS WILL ACHIEVE THEIR
STATED OBJECTIVES.

      The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance
Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

      Each Eligible Fund is registered with the Commission as an open-end management investment company or portfolio thereof. The Commission does not supervise the management or the investment practices and policies of any of the Eligible Funds.

      Since some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. In the event of a material conflict, the affected insurance companies are required to take any necessary steps to resolve the matter, including stopping their separate accounts from investing in the Eligible Funds. See the Eligible Funds' prospectuses for more details.

      Additional information concerning the investment objectives and policies of all of the Eligible
Funds and the investment advisory services and administrative services and charges can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling the Schwab Annuity
Service Center at 800-838-0650, or by writing to Schwab Annuity Service Center, P.O. Box 7666, San
Francisco, California 94120-7666. The Eligible Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Investment Divisions.

Addition, Deletion, or Substitution

      The Company does not control the Eligible Funds and cannot guarantee that any of the
Eligible Funds will always be available for allocation of Contributions or Transfers. The Company retains the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.

      GWL&A and Schwab reserve the right to eliminate the shares of any Eligible Fund held by an Investment Division and to substitute shares of another Eligible Fund or of another investment company, for the shares of any Eligible Fund, if the shares of the Eligible Fund are no longer available for investment or if, in GWL&A's and Schwab's judgment, investment in any Eligible Fund would be inappropriate in view of the purposes of the Series Account. To the extent required by the 1940 Act, a substitution of shares attributable to the Owner's interest in an Investment Division will not be made without prior notice to the Owners and the prior approval of the Commission. Nothing contained herein shall prevent the Series Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable policies on the basis of Requests made by you.

      New Investment Divisions may be established when, in our discretion, marketing, tax, investment or other conditions so warrant. Any new Investment
Divisions will be made available to
Owners on a basis to be determined by us.  Each additional
Investment Division will purchase shares in a Eligible Fund or in another mutual fund or investment vehicle.

We may also eliminate one or
more Investment Divisions if, in our sole discretion, marketing, tax, investment or other conditions so warrant. In the event any Investment Division is eliminated, we will notify the Owners and request a re-allocation of the amounts invested in the eliminated Investment
Division.

      In the event of any such substitution or change, we may make such changes to your Contract as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Series Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts. Such changes will be made in compliance with applicable law.


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                              THE GUARANTEE PERIOD FUND

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Guarantee Period Fund

         Amounts allocated to the Guarantee Period Fund under the Contract will be deposited to, and accounted for, in a non-unitized market value separate account established by the Company under
Section 10-7-401, et seq. of the Colorado Insurance Code and, accordingly, are not part of the Series
Account. A non-unitized separate account is a separate account in which the Owner does not participate in the performance of the assets through unit values. Therefore, Owners allocating
Contributions do not receive a unit ownership of assets accounted for in this separate account. The assets accrue solely to the benefit of the Company and any gain or loss in the separate account is borne entirely by the Company. For amounts allocated to the Guarantee Period Fund, Owners will receive the Contract guarantees made by the Company.

      Contributions allocated to or amounts transferred to the Guarantee Period Fund will establish a new Guarantee Period of a duration selected by the Owner from those currently being offered by the Company. Every Guarantee Period offered by the Company will have a duration of at least one year.
Contributions allocated to the Guarantee Period Fund will be credited on the Transaction Date.

      Each Guarantee Period will have its own stated rate of interest and Guarantee Period Maturity
Date. The stated rate of interest applicable to a Guarantee Period will depend on the date the Guarantee Period is established and the duration chosen by the Owner.

         As of the date of this Prospectus, Guarantee Periods with annual durations of 1 to 10 years are offered only in those states where the Guarantee Period Fund is available. The Guarantee Periods may be changed in the future; however, any such modification will not have an impact on any Guarantee Period then in effect.

      The value of amounts in each Guarantee Period is the Owner's Contributions, less Premium
Tax, if any, in that Guarantee Period, plus interest earned, less amounts distributed, withdrawn (in whole or in part), Transferred or applied to an annuity option, periodic withdrawals, and charges deducted under the Contract. If a Guarantee Period is broken, a Market Value Adjustment may be assessed. Any such amount withdrawn or Transferred from a Guarantee Period will be paid in accordance with the MVA formula (See "Market Value Adjustment," page 15.)

Investments

      The Company intends to invest in assets which, in the aggregate, have characteristics, especially cash flow patterns, reasonably related to the characteristics of its liabilities. Various techniques will be used to achieve the objective of close aggregate matching of assets and liabilities.
The Company will primarily invest in investment-grade fixed income securities including:

             Securities issued by the U.S. Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. Government.

             Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa),
      Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service.

             Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations, although not rated by Moody's, Standard &
      Poor's, or other nationally recognized rating firms, are deemed by the Company's management to have an investment quality comparable to securities which may be purchased as stated above.

             Commercial paper, cash or cash equivalents, and other short-term investments having a maturity of less than one year which are considered by the Company's management to have investment quality comparable to securities which may be purchased as stated above.

      In addition, the Company may invest in futures and options. Financial futures and related options thereon and options on securities are purchased solely for non-speculative hedging purposes.
The Company may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized separate account in the event the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, the Company may purchase a futures contract or a call option thereon against anticipated positive cash flow or may purchase options on securities.

         WHILE THE FOREGOING GENERALLY DESCRIBES THE INVESTMENT
STRATEGY FOR
THE GUARANTEE PERIOD FUND, THE COMPANY IS NOT OBLIGATED TO INVEST
THE ASSETS
ATTRIBUTABLE TO THE GUARANTEE PERIOD FUND ACCORDING TO ANY
PARTICULAR
STRATEGY, EXCEPT AS MAY BE REQUIRED BY COLORADO AND OTHER STATE
INSURANCE
LAWS, NOR WILL THE STATED RATE OF INTEREST THAT THE COMPANY
ESTABLISHES
NECESSARILY RELATE TO THE PERFORMANCE OF THE NON-UNITIZED MARKET
VALUE
SEPARATE ACCOUNT.

Subsequent Guarantee Periods

      Prior to the date annuity payments commence, you may invest the value of amounts held in a maturing Guarantee Period in any Guarantee Period that we offer at that time. On the quarterly statement issued prior to the end of any Guarantee Period, we will notify you of the upcoming maturity of a Guarantee Period. THE GUARANTEE PERIOD AVAILABLE FOR NEW CONTRIBUTIONS MAY BE
CHANGED AT ANY TIME, INCLUDING BETWEEN THE DATE OF NOTIFICATION OF
A MATURING
GUARANTEE PERIOD AND THE DATE A SUBSEQUENT GUARANTEE PERIOD BEGINS.

Information
regarding the current Guarantee Periods then available and their stated rate of interest may be obtained by calling the Schwab Annuity Service Center at:

                                   1-800-838-0650.

      If the Company receives no direction from the Contract Owner by the Guarantee Period
Maturity Date, the Company will automatically allocate the amount from the maturing Guarantee Period to a Guarantee Period equal in duration to the one just ended. If at that time, the duration previously chosen is no longer available, the amount will be allocated to the next shortest available Guarantee
Period duration. If none of the above is available, the value of matured Guarantee Periods will be allocated to the Schwab Money Market Investment Division. In any event, a Guarantee Period will not renew for a term equal in duration to the one just ended if the Guarantee Period will mature after the Payment Commencement Date. No Guarantee Period may mature later than six months after a
Payment Commencement Date. For example, if a 3-year Guarantee Period matures and the
Payment Commencement Date begins 1 3/4 years from the Guarantee Period Maturity Date, the matured value will be transferred to a 2-year Guarantee Period.

Breaking A Guarantee Period

      Any Transfer, withdrawal or the selection of an annuity option prior to the Guarantee Period
Maturity Date will be known as breaking a Guarantee Period. When a Request to break a Guarantee
Period is received, the Guarantee Period that is closest to the Guarantee Period Maturity Date will be broken first. If a Guarantee Period is broken, a Market Value Adjustment may be assessed. The
Market Value Adjustment may increase or decrease the value of the amount Transferred or withdrawn from the Guarantee Period Fund. The Market Value Adjustment may reduce the value of amounts held in a Guarantee Period below the amount of your Contribution(s) allocated to that Guarantee
Period.  (See "Market Value Adjustment" below.)

Interest Rates

      Declared rates are effective annual rates of interest. The rate is guaranteed throughout the
Guarantee Period.  FOR GUARANTEE PERIODS NOT YET IN EFFECT,  GWL&A
MAY DECLARE
INTEREST RATES DIFFERENT THAN THOSE CURRENTLY IN EFFECT. When a subsequent
Guarantee Period begins, the rate applied will not be less than the rate then applicable to new
Contracts of the same type with the same Guarantee Period.

      The stated rate of interest must be at least equal to the Guaranteed Interest Rate. The
Company may declare higher rates. The Guaranteed Interest Rate is based on the applicable state standard non-forfeiture law. Please see Appendix A for the standard non-forfeiture law rate applicable to the state in which the Contract was issued.

      The determination of the stated rate of interest is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which the Company may acquire using funds deposited into the Guarantee Period Fund. In addition, the Company will consider other items in determining the stated rate of interest including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, and competitive factors.

Market Value Adjustment

      Distributions from the amounts allocated to a Guarantee
Period due to a full surrender or
partial withdrawal, Transfer, application of amounts to the periodic withdrawal option or to purchase an annuity, or distributions resulting from the death of the Owner or Annuitant prior to a Guarantee Period
Maturity Date will be subject to a Market Value Adjustment ("MVA").

An MVA may increase or
decrease the amount payable on one of the above described distributions. Amount available for a full surrender, partial withdrawal or Transfer = amount Requested + MVA.

The MVA is calculated by
multiplying the amount Requested by the Market Value Adjustment
Factor ("MVAF").

      The MVA reflects the relationship as of the time of its calculation between (a) the U.S. Treasury
Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period; and (b) the U.S.
Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the week the Guarantee Period is broken. There would be a downward adjustment if
Treasury rates at the time the Guarantee Period is broken, exceed Treasury rates when the Guarantee
Period was created. There would be an upward adjustment if Treasury rates at the time the Guarantee Period is broken, are lower than when the Guarantee Period was created. The MVA factor is the same for all Contracts.

1.    The formula used to determine the MVA is:

             MVA = (amount applied) X (MVAF)

             The Market Value Adjustment Factor (MVAF) is:

             MVAF = {[(1 + i)/(1 + j +.10%)] N/12} - 1

      where:

             a) i is the U.S. Treasury Strip ask side yield as published in the Wall Street
             Journal on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period.
The term of i is measured in years
             and equals the term of the Guarantee Period;

             b) j is the U.S. Treasury Strip ask side yield as published in the Wall Street
             Journal on the last business day of the week prior to the week the Guarantee Period is broken. The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years; and

             c) N is the number of complete months remaining until maturity.

      If i + j differ by less than .10%, the MVA will equal 0. If N is less than 6, the MVA will equal 0.

2.    The Market Value Adjustment will apply to any Guarantee
Period six or more months prior to
the Guarantee Period Maturity Date in each of the following situations:

             a) Transfer to another Guarantee Period or to an Investment Division offered under this Contract; or

             b) Surrenders, partial withdrawals, annuitization or Periodic Withdrawals; or

             c) A single sum payment upon death of the Owner or Annuitant.

3.    The Market Value Adjustment will not apply to any Guarantee
Period having fewer than six
months prior to the Guarantee Period Maturity Date in each of the following situations:

             a) Transfer to an Investment Division offered under this Contract; or

             b) Surrenders, partial withdrawals, annuitization or Periodic Withdrawals.

             c) A single sum payment upon death of the Owner or Annuitant.


See Appendix B for Illustrations of the MVA.

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                            APPLICATION AND CONTRIBUTIONS

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Contributions

         All Contributions may be paid at the Schwab Annuity
Service
Center by a check payable to
GWL&A or by transfer to GWL&A of available funds from your Schwab account.

      The initial Contribution for the Contract must be at least $5,000 (or $2,000 if for an IRA).
Subsequent Contributions must be at least $500. This minimum initial investment may be reduced to $1,000, but only if you participate in an Automatic Contribution Plan and contribute at least $100 per month through a recurring deposit. A confirmation will be issued to you upon the acceptance of each Contribution.

      Your Contract will be issued and your Contribution generally will be accepted and credited within two business days after receipt of an acceptable application and receipt of the initial
Contribution at the Schwab Annuity Service Center. All Contributions should be paid to the Schwab
Annuity Service Center by check (payable to GWL&A) or by instructing Schwab to transfer to GWL&A available funds from your account with Schwab. Acceptance is subject to there being sufficient information in a form acceptable to us and we reserve the right to reject any application or
Contribution.

      The Schwab Annuity Service Center will process your application and Contributions. If your application is complete and your initial Contribution is being transferred from funds available in your Schwab account, then the Contribution will generally be credited within two business days following receipt of the application. If your application is incomplete, the Schwab Annuity Service Center will either complete the application from information Schwab has on file, or contact you for the additional information. No transfer of funds will be made from your Schwab account until your application is complete. The funds will be credited as Contributions to the Contract when they are transferred.

      If your Contribution is by check, and the application is complete, Schwab will use its best efforts to credit the Contribution on the day of receipt, but in all such cases it will be credited to your Contract within two business days of receipt. If your application is incomplete, the Schwab Annuity
Service Center will complete the application from information Schwab has on file or contact you by telephone to obtain the required information. If your application remains incomplete for five business days, we will return to you both the check and the application unless you consent to our retaining the initial Contribution and crediting it as soon as the requirements are fulfilled.

      A Contract may be returned within ten days after receipt, or longer where required by law
("Free Look Period"). During the Free Look Period, all contributions will be processed as follows:

      (1) Amounts to be allocated to one or more of the then available Guarantee Periods will be allocated as directed, effective upon the Transaction Date.

      (2) Amounts the Owner has directed to be allocated to one or more of the Investment
             Divisions will first be allocated to the Schwab Money Market Investment Division until the next Transaction Date following the end of the Free Look Period. On that date, the
             Variable Account Value held in the Schwab Money Market Investment Division will be allocated to the Investment Divisions selected by the Owner.

      (3) During the Free Look Period, you may change the allocation percentages among the
             Investment Divisions and/or your selection of Investment Divisions to which
             Contributions will be allocated after the Free Look
Period.

      (4) If the Contract is returned, the contract will be void from the start and the greater of:
             (a) Contributions received less surrenders, withdrawals and distributions or (b) the
             Annuity Account Value less surrenders, withdrawals and distributions, will be refunded.
             Exercising the return privilege requires the return of the Contract to the Company or to the Schwab Annuity Service Center.

         Amounts the Owner has contributed from a 1035 exchange of the variable annuity issued by
Transamerica Occidental Life Insurance Company and First Transamerica Occidental Life Insurance
Company distributed by Charles Schwab & Co., Inc. (previously referred to as the Schwab Investment
Advantage Annuity Contract) will be immediately allocated to the Investment Divisions selected by the
Owner. If the Contract is returned, it will be void from the start and the greater of: (a) Contributions received less surrenders, withdrawals and distributions, or (b) the Annuity Account Value less surrenders, withdrawals and distributions, will be refunded.

      Additional Contributions may be made at any time prior to the Payment Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500 or $100 per month if under an ACP. Additional contributions will be credited within two days following receipt.

      Total Contributions may exceed $1,000,000 with our prior approval.

      The Company reserves the right to modify the limitations set forth in this section.


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                                ANNUITY ACCOUNT VALUE

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___________

      Before the date annuity payments commence, your Annuity
Account Value is the sum of each
Variable and Fixed Sub-Account established under your Contract.

         Before the annuity commencement date, the Variable Account Value is the total dollar amount of all Accumulation Units under each of your Variable Sub-Accounts.

Initially, the value of each
Accumulation Unit was set at $10.00. Each Variable Sub-Account's value prior to the Payment
Commencement Date is equal to: (a) net Contributions allocated to the corresponding Investment
Division; plus or minus (b) any increase or decrease in the value of the assets of the Variable Sub-
Account due to investment results; less (c) the daily Mortality and Expense Risk Charge; less (d) reductions for the Contract Maintenance Charge deducted on the last business day of each Contract
Year; less (e) any applicable Transfer Fees; and less (f) any withdrawals or Transfers from the
Variable Sub-Account.

      A Valuation Period is the period between successive Valuation Dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each Valuation Date and ends at the close of the New York Stock Exchange on the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange is open for regular business. The value of an Investment
Division's assets is determined at the end of each Valuation Date. To determine the value of an asset on a day that is not a Valuation Date, the value of that asset as of the end of the previous Valuation
Date will be used.

      The Variable Account Value is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of the selected Investment
Division(s) as well as the deductions
for charges.

      Contributions which you allocate to an Investment Division are used to purchase Variable
Accumulation Units in the Investment Division(s) you select. The number of Accumulation Units to be credited will be determined by dividing the portion of each Contribution allocated to the Investment
Division by the value of an Accumulation Unit determined at the end of the Valuation Period during which the Contribution was received. In the case of the initial Contribution, Accumulation Units for that payment will be credited to the Variable Account Value (and, except for certain 1035 exchanges), held in the Schwab Money Market Investment Division until the end of the Free Look Period (see
"Application and Contributions," page 16). In the case of any subsequent Contribution, Accumulation
Units for that payment will be credited at the end of the Valuation Period during which we receive the Contribution. The value of an Accumulation Unit for each Investment Division for a Valuation Period is established at the end of each Valuation Period and is calculated by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division's Net Investment Factor for the
Valuation Period.

      Unlike a brokerage account, amounts held under a Contract are not covered by the Securities
Investor Protection Corporation ("SIPC") .


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                                      TRANSFERS

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___________

In General

      Prior to the Payment Commencement Date you may Transfer all or part of your Annuity
Account Value among and between the Investment Divisions and the available Guarantee Periods by telephone or by sending a Request to the Schwab Annuity Service Center. The Request must specify the amounts being Transferred, the Investment Division(s) and/or Guarantee Period(s) from which the
Transfer is to be made, and the Investment Division(s) and/or Guarantee Period(s) that will receive the Transfer.

      Currently, there is no limit on the number of Transfers you can make among the Investment
Divisions during any Contract Year. There is no charge for the first twelve Transfers each Contract
Year, but there will be a charge of $10 for each additional Transfer in each Contract Year. We reserve the right to limit the number of Transfers you make. The charge will be deducted from the amount transferred. All Transfers made on a single Transaction Date will be aggregated to count as only one
Transfer toward the twelve free Transfers; however, if a one time rebalancing Transfer also occurs on the Transaction Date, it will be counted as a separate and additional Transfer.

         Transfers involving the Guarantee Period Fund (including Transfers to or from the Investment
Division(s)) are not limited during any calendar year. These Guarantee Period Fund Transfers are counted against your twelve free Transfers as discussed above. The $10 charge will apply to each Transfer made in excess of the first twelve Transfers each calendar year.

      A Transfer generally will be effective on the date the Request for Transfer is received by the Schwab Annuity Service Center if received before 4:00 p.m. Eastern Time. Under current law, there will not be any tax liability to you if you make a Transfer.

      Transfers involving the Investment Divisions will result in the purchase and/or cancellation of
Accumulation Units having a total value equal to the dollar amount being Transferred to or from a particular Investment Division. The purchase and/or cancellation of such units generally shall be made using the Variable Account Value as of the end of the Valuation Date on which the Transfer is effective.

      When a Transfer is made from amounts in a Guarantee Period before the Guarantee Period
Maturity Date, the amount Transferred may be subject to a Market Value Adjustment. (See "Market
Value Adjustment," page 15.) A Request for Transfer from amounts in a Guarantee Period made prior to the Guarantee Period Maturity Date for Transfers on the Guarantee Period Maturity Date will not be counted for the purpose of determining any Transfer Fee on Transfers in excess of the twelve
Transfers per year if these Transfers are to take place on the Guarantee Period Maturity Date.

Possible Restrictions

      We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time. For example, restrictions may be necessary to protect Owners from adverse impacts on portfolio management of large and/or numerous Transfers by market timers or others. We have determined that the movement of significant amounts from one
Investment Division to another may prevent the underlying Eligible Fund from taking advantage of investment opportunities because the Eligible Fund must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in Eligible Fund transaction costs which must be indirectly borne by Owners. Therefore, we reserve the right to require that all Transfer Requests be made by the Owner and not by an Owner's designee and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to request that each Transfer Request be submitted in writing and be manually signed by the Owner; facsimile Transfer Requests may not be allowed. Transfers among the Investment Divisions may also be subject to such terms and conditions as may be imposed by the Eligible Funds.

Custom Transfer:  Dollar Cost Averaging (Automatic Transfers)

      The Owner may Request to automatically Transfer at regular intervals, predetermined amounts from one Investment Division selected from among those being allowed under this option (which may be modified by the Company from time to time) to any of the other
Investment Divisions.   The
intervals between Transfers may be monthly, quarterly, semi-annually or annually. The Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. If there are insufficient funds in the applicable Variable Sub-Account on the date of Transfer, no Transfer will be made; however, Dollar Cost Averaging will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar Cost Averaging will terminate automatically upon the annuity commencement date. Amounts transferred through Dollar Cost
Averaging are not counted against the twelve free Transfers allowed in a calendar year.

      Automatic Transfers must meet the following conditions:

      1. The minimum amount that can be Transferred out of the selected Investment Division is
$100 per month.

      2. The Owner must specify dollar amount to be Transferred, designate the Investment
Division(s) to which the Transfer will be made and the percent to be allocated to such Investment
Division(s). The Accumulation Unit values will be determined on the Transfer Date.

      Dollar Cost Averaging may be used to purchase Accumulation Units of the Investment
Divisions over a period of time. The Owner, by Request, may cease Dollar Cost Averaging at any time. Participation in Dollar Cost Averaging does not, however, assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market. The Company reserves the right to modify, suspend or terminate Dollar Cost Averaging at any time.

Custom Transfer: Rebalancer Option

      The Owner may Request to automatically Transfer among the Investment Divisions on a periodic basis by electing the Rebalancer Option. This option automatically reallocates the Variable
Account Value to maintain a particular allocation among Investment Divisions selected by the Owner.
The amount allocated to each Investment Division will increase or decrease at different rates depending on the investment experience of the Investment Division.

      The Owner may Request that the rebalancing occur one time only, in which case the Transfer will take place on the Transaction Date of the Request. This
Transfer will count as one Transfer
towards the twelve free Transfers allowed in a calendar year. (See "Transfer Fee," page 26.)

      Rebalancing may also be set up on a quarterly, semiannual or annual basis, in which case the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. On the Transaction Date for the specified Request, assets will be automatically reallocated to the selected Investment Divisions. Rebalancing will continue on the same Transaction Date for subsequent periods. In order to participate in the Rebalancer Option, the entire Variable Account
Value must be included. Transfers set up with these frequencies will not count against the twelve free
Transfers allowed in a calendar year.

         The Owner must specify the percentage of Variable Account Value to be allocated to each Investment Division and the frequency of rebalancing. The Owner, by Request, may modify the allocations or cease the Rebalancer Option at any time. The Rebalancer Option will terminate automatically upon the Payment Commencement Date. Participation in the Rebalancer Option and
Dollar Cost Averaging at the same time is not allowed. Participation in the Rebalancer Option does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market. The
Company reserves the right to modify, suspend, or terminate the Rebalancer Option at any time.</R.


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                                  CASH WITHDRAWALS

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Withdrawals

      You (the Owner) may withdraw from the Contract all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payments commence by
Request at the Schwab Annuity Service Center subject to the rules below. Federal or state laws, rules or regulations may apply. The amount payable to you if you surrender your Contract is your Annuity
Account Value, with a Market Value Adjustment, if applicable, on the effective date of the surrender, and less any applicable Premium Tax. No withdrawals may be made after the date annuity payments commence.

      A Request for a partial withdrawal will result in a reduction in your Annuity Account Value equal to the sum of the dollar amount withdrawn. A Market Value
Adjustment may apply.  (See
"Market Value Adjustment," page 15.) The partial withdrawal proceeds may be greater or less than the amount requested, depending on the effect of the Market Value
Adjustment.

      The minimum partial withdrawal before application of the MVA is $500. Partial withdrawals are unlimited; however, you must specify the Investment Division(s) or Guarantee Period(s) from which the withdrawal is to be made. After any partial withdrawal, if the remaining Annuity Account Value is less than $2,000, then a full surrender may be required.

      The following terms apply:
      (a) No partial withdrawals are permitted after the date annuity payments commence.

      (b) A partial withdrawal will be effective upon the Transaction Date.

      (c)    A partial withdrawal from amounts in a Guarantee
Period may be subject to the Market
             Value Adjustment provisions, the Guarantee Period Fund provisions of the Contract, and the terms of the attached Guarantee Period Fund
Rider(s), if any.

      Withdrawals may be taxable (this includes Periodic Withdrawals, discussed below). Moreover, the Internal Revenue Code (the "Code") provides that a 10% penalty tax may be imposed on the taxable portions of certain early withdrawals. The Code generally requires us to withhold federal income tax from withdrawals. However, generally you will be entitled to elect, in writing, not to have tax withholding apply unless withholding is mandatory for your Contract. Withholding applies to the portion of the withdrawal which is included in your income and subject to federal income tax. The tax withholding rate is 10% of the taxable amount of the withdrawal. Withholding applies only if the taxable amount of the withdrawal is at least $200. Some states also require withholding for state income taxes. (See "Federal Tax Matters," page 31.)

      Withdrawal Requests must be in writing to ensure that your instructions regarding withholding are followed. If an adequate election is not made, the Request will be denied and no withdrawal or partial withdrawal will be processed.

      After a withdrawal of all of your total Annuity Account
Value, or at any time that your Annuity
Account Value is zero, all your rights under the Contract will terminate.

      Since IRAs are offered by this Prospectus, reference should be made to the applicable provisions of the Code for any additional limitations or restrictions on cash withdrawals.



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                               TELEPHONE TRANSACTIONS

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      We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. However, we may be liable for such losses if we do not follow those reasonable procedures. The procedures we will follow for telephone transactions may include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and/or tape recording the instructions given by telephone.

      We reserve the right to suspend telephone transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.

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                                    DEATH BENEFIT

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Payment of Death Benefit

      Before the date annuity payments commence, the death benefit, if any, will be equal to the greater of: (a) the Annuity Account Value with an MVA, if applicable, as of the date the Request for payment is received, less Premium Tax, if any, or (b) the sum of Contributions paid, less partial withdrawals and/or Periodic Withdrawals, less Premium Tax, if any. The death benefit will become payable following the Company's receipt of a Request from the Beneficiary. When an Owner or the Annuitant dies before the annuity commencement date and a death benefit is payable to a
Beneficiary, the death benefit proceeds will remain invested in accordance with the allocation instructions given by the Owner(s) until new allocation instructions are Requested by the Beneficiary or until the death benefit is actually paid to the Beneficiary.
The death benefit will be determined as of the date payments commence; however, on the date a payment option is processed, amounts in the
Variable Sub-Account will be Transferred to the Money Market Investment Division unless the
Beneficiary otherwise elects by Request. Subject to the distribution rules set forth below, payment of the death benefit may be Requested to be made as follows:

      A.  Proceeds from the Variable Sub-Account(s)
             1.    payment in a single sum; or
             2. payment under any of the variable annuity options provided under this
                   Contract.

      B.  Proceeds from the Guarantee Period(s)
             1. payment in a single sum with respect to which a Market Value Adjustment may apply; or
             2. payment under any of the annuity options provided under this Contract with respect to which a Market Value Adjustment may apply; or
             3. payment on the Guarantee Period Maturity Date so that a Market Value
                   Adjustment will not apply.

      In any event, no payment of benefits provided under the Contract will be allowed that does not satisfy the requirements of Section 72(s) of the Code and any other applicable federal or state laws, rules or regulations.

Distribution Rules

1.  Death of Annuitant

      Upon the death of the Annuitant while the Owner is living, and before the annuity commencement date, the Company will pay the death benefit to the Beneficiary unless there is a
Contingent Annuitant.

      If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the
Annuitant dies before the annuity commencement date while the Owner and Contingent Annuitant are living, no death benefit will be payable by reason of the Annuitant's death and the Contingent
Annuitant will become the Annuitant.

      If the Annuitant dies after the date annuity payments commence and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as under the payment option applicable to the Annuitant on the Annuitant's date of death.

      If a corporation or other non-individual is an Owner, or if the deceased Annuitant is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

2.  Death of Owner

      If the Owner is not the Annuitant:

      (1) If there is a Joint Owner who is the surviving spouse of the deceased Owner, the Joint
      Owner will become the Owner and Beneficiary and may elect to take the death benefit or elect to continue the Contract in force.

      (2) In all other cases, the Company will pay the death benefit to the Beneficiary even if a Joint
      Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole
      Beneficiary is the deceased Owner's surviving spouse and the Beneficiary elects to become the Owner and Annuitant and to continue the Contract in force.

      If the Owner is not the Annuitant, and the Owner dies after annuity payments commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant at least as rapidly as under the payment option applicable on the Owner's death. All rights granted the Owner under the Contract will pass to any surviving Joint
Owner and, if none, to the Annuitant.

      If the Owner is the Annuitant (Owner/Annuitant):

      (1) If there is a Joint Owner who is the surviving spouse of the deceased Owner and a
      Contingent Annuitant, the Joint Owner will become the Owner and the Beneficiary, the
      Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

      (2) If there is a Joint Owner who is the surviving spouse of the deceased Owner but no
      Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the death benefit or continue the Contract in force.

      (3) In all other cases, the Company will pay the death benefit to the Beneficiary, even if a
      Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole
      Beneficiary is the deceased Owner's surviving spouse and the Beneficiary Requests to become the Owner and Annuitant and to continue the Contract in force.

      Any death benefit payable to the Beneficiary upon an Owner's death will be distributed as follows:

      (1) If the Owner's surviving spouse is the person entitled to receive benefits upon the Owner's death, the surviving spouse will be treated as the Owner and will be allowed to take the death benefit or continue the Contract in force; or

      (2) If the Beneficiary is a non-spouse individual, she/he may elect, not later than one year after the Owner's date of death, to receive the death benefit in either a single sum or payment under any of the variable or fixed annuity options available under the Contract, provided that
      (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary;
      and (b) such distributions begin not later than one year after the Owner's date of death. If no election is received by the Company from a non-spouse Beneficiary such that substantially equal installments have begun not later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The death benefit will be determined as of the date the payments commence; or

      (3) If a corporation or other non-individual entity is entitled to receive benefits upon the
      Owner's death, the death benefit must be completely distributed within five years of the
      Owner's date of death.

Beneficiary

      You may select one or more Beneficiaries.  If more than one
Beneficiary is selected, unless
you indicate otherwise, they will share equally in any death
benefit payable.   You may change the
Beneficiary any time before the Annuitant's death.

      You may, while the Annuitant is living, change the Beneficiary by Request. A change of Beneficiary will take effect as of the date the Request is processed by the Schwab Annuity Service
Center, unless a certain date is specified by the Owner. If the Owner dies before the Request was processed, the change will take effect as of the date the Request was made, unless the Company has already made a payment or otherwise taken action on a designation or change before receipt or processing of such Request. A beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

      The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, the Company will pay the death benefit proceeds to the
Owner's estate.

      If the surviving spouse of an Owner is the surviving Joint Owner, the surviving spouse will become the Beneficiary upon such Owner's death and may elect to take the death benefit or may elect to continue the Contract in force. If there is no surviving Joint Owner, and no named Beneficiary is alive at the time at the time of an Owner's death, any benefits payable will be paid to the Owner's estate.

Contingent Annuitant

      While the Annuitant is living, the Owner(s) may, by Request, designate or change a
Contingent Annuitant from time to time.  A change of Contingent
Annuitant will take effect as of the
date the Request is processed at the Schwab Annuity Service Center, unless a certain date is specified by the Owner(s).

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                               CHARGES AND DEDUCTIONS

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      No deductions are made from Contributions except for any applicable Premium Tax.
Therefore, the full amount of the Contributions (less any applicable Premium Tax) are invested in the Contract.

      As more fully described below, charges under the Contract are assessed only as deductions for Premium Tax, if applicable, for certain Transfers, as a Contract Maintenance Charge, and as charges against the assets in the Owner's Variable Sub-Account(s) for our assumption of mortality and expense risks. In addition, a Market Value Adjustment may apply to withdrawals and surrenders,
Transfers, amounts applied to purchase an annuity, and distributions resulting from death of the Owner or Annuitant if the amounts held in a Guarantee Period are paid out prior to the Guarantee
Period Maturity Date.

Mortality and Expense Risk Charge

      We deduct a Mortality and Expense Risk Charge from your Variable Sub-Account(s) at the end of each Valuation Period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.85% of the value of the net assets in your Variable Sub-Account(s). The approximate portion of this charge attributable to mortality risks is 0.68%; the approximate portion of this charge estimated to be attributable to expense risk is 0.17% of the value of the net assets in your Variable Sub-Account(s). We guarantee that this charge will never increase beyond 0.85%.

      The Mortality and Expense Risk Charge is reflected in the Accumulation Unit Values for each of your Variable Sub-Accounts. Thus, this charge will continue to be applicable should you choose a variable annuity payment option or the periodic withdrawal option.


      Annuity Account Values and annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the annuity tables and other provisions contained in the Contract. Thus you are assured that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the Contract.

      We bear substantial risk in connection with the death benefit before the annuity commencement date, since we will pay a death benefit equal to the greater of: (1) the Annuity
Account Value with a Market Value Adjustment, if applicable, as of the later of the date of death or the date the Request for payment is received, less Premium Tax, if any; or, (2) the sum of the Contributions paid, less partial withdrawals and/or Periodic Withdrawals, less any charges under
Contract less Premium Tax, if any (i.e., we bear the risk of unfavorable experience in your Variable
Sub-Accounts).

      The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than anticipated, or exceed the amount recovered through the
Contract Maintenance Charge plus the amount, if any, recovered through Transfer Fees.

      If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. Conversely, if this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the
Contracts will be borne by our general assets, including any profits from this charge.

Contract Maintenance Charge



   We currently deduct a $25 annual Contract Maintenance
Charge
from the Annuity Account
Value only on each Contract anniversary date.   This charge
partially covers our costs for
administering the Contracts and the Series Account. Once you have selected a payment option, this charge will cease to apply other than for the Periodic Withdrawal Option. The Contract Maintenance
Charge is deducted from your Annuity Account Value allocated to the Schwab Money Market
Investment Division. If you do not have sufficient Annuity Account Value allocated to the Schwab
Money Market Investment Division to cover the Contract Maintenance Charge, then the charge or any portion thereof will be deducted on a pro rata basis from all your Variable Sub-Accounts with current value. If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Variable Sub-Account to pay the entire charge, then the Contract Maintenance Charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods. There is no MVA on amounts deducted from a Guarantee Period for the Contract Maintenance Charge. The Contract
Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least
$50,000. If your Annuity Account Value falls below $50,000 due to a withdrawal, the Contract
Maintenance Charge will be reinstated until such time as your Annuity Account Value is equal to or greater than $50,000. This charge may also be waived for Contracts issued under certain sponsored arrangements. We do not expect a profit from amounts received from the Contract Maintenance
Charge.

Premium Tax

      We may be required to pay state premium taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we will deduct charges for the premium taxes we incur with respect to a particular Contract from the Contributions, from amounts withdrawn, or from amounts applied on the Payment
Commencement Date. In some states, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Transfer Fee

      There will be a $10 charge for each Transfer in excess of twelve Transfers in any calendar year. We do not expect a profit from the Transfer fee for excess
Transfers.

Other Taxes

      Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently made for taxes other than Premium Tax.
However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contracts.

Expenses of the Eligible Funds

      The value of the assets in the Investment Divisions reflect the value of Eligible Fund shares and therefore the fees and expenses paid by each Eligible Fund. A complete description of the fees, expenses, and deductions from the Eligible Funds are found in the Eligible Funds' prospectuses. (See
"The Eligible Funds," page 8.)   Current prospectuses for the Funds
can be obtained by calling the
Schwab Annuity Service Center at 800-838-0650, or by writing to the Schwab Annuity Service Center,
P.O. Box 7666, San Francisco, California 94120-7666.


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                                   PAYMENT OPTIONS

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Periodic Withdrawal Option

      The Owner may Request that all or part of the Annuity Account Value be applied to a Periodic
Withdrawal Option. The amount applied to a Periodic Withdrawal is the Annuity Account Value with an MVA, if applicable, less Premium Tax, if any.

      In Requesting Periodic Withdrawals, the Owner must elect:

      - The withdrawal frequency of either 12-, 6-, 3-, or 1-month intervals;

      -      A withdrawal amount; a minimum of $100 is required;

      - The calendar day of the month on which withdrawals will be made;

      -      One withdrawal option; and

      -      The allocation of withdrawals from the Owner's
Variable and/or Fixed Sub-Account(s)
             as follows:
             1) Prorate the amount to be paid across all Variable and Fixed Sub-Accounts in proportion to the assets in each sub-account; or

             2) Select the Variable and/or Fixed Sub-Account(s) from which withdrawals will be made.  Once the Variable and/or Fixed
Sub-Accounts have been depleted,
                   the Company will automatically prorate the remaining withdrawals against all remaining available Variable and/or Fixed
Sub-Accounts unless the Owner
                   Requests the selection of another Variable and/or Fixed Sub-Account.

      The Owner may elect to change the withdrawal option and/or the frequency once each calendar year.

      While Periodic Withdrawals are being received:
      1. the Owner may continue to exercise all contractual rights that are available prior to electing an annuity option, except that no Contributions may be made;
      2. for Periodic Withdrawals from Guarantee Periods six or more months prior to its
             Guarantee Period Maturity Date, a Market Value Adjustment, if applicable, will be assessed;
      3. the Owner may keep the same investment options as were in force before periodic withdrawals began;
      4.     charges and fees under the Contract continue to apply;
and
      5. maturing Guarantee Periods renew into the shortest Guarantee Period then available.

      Periodic Withdrawals will cease on the earlier of the date:
      1. the amount elected to be paid under the option selected has been reduced to zero;
      2.     the Annuity Account Value is zero;
      3.     the Owner Requests that withdrawals stop; or
      4.     an Owner or the Annuitant dies.

      The Owner must elect one of the following five (5) withdrawal options:

      1.     Income for a Specified Period for at least thirty-six
(36) months - The Owner elects the
      duration over which withdrawals will be made. The amount paid will vary based on the duration; or

      2.     Income of a Specified Amount for at least thirty-six
(36) months - The Owner elects the
      dollar amount of the withdrawals. Based on the amount elected, the duration may vary; or

      3. Interest Only - The withdrawals will be based on the amount of interest credited to the
      Guarantee Period Fund between each withdrawal. Available only if 100% of the account value is invested in the Guarantee Period Fund; or

      4. Minimum Distribution - If this is an IRA contract, the Owner may Request minimum distributions as specified under Code Section 401(a)(9); or

      5.     Any Other Form for a period of at least thirty-six
(36) months - Any other form of
      Periodic Withdrawal which is acceptable to the Company.

      If Periodic Withdrawals cease, the Owner may resume making
Contributions.  The Owner may
elect to restart a Periodic Withdrawal program; however, the Company may limit the number of times the Owner may restart a Periodic Withdrawal program.

      Periodic withdrawals may be taxable, subject to withholding and subject to the 10% penalty tax. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including the applicability of penalty taxes. A competent tax adviser should be consulted before a Periodic Withdrawal Option is requested. (See "Federal Tax
Matters," page 31.)


Annuity Date

      The date annuity payments commence may be chosen when the Contract is purchased or at a later date. This date must be at least one year after the initial Contribution. In the absence of an earlier election, the annuity date is the first day of the month of the Annuitant's 91st birthday.

      If an option has not been elected within 30 days of the annuity commencement date, the
Annuity Account Value held in the Fixed Sub-Account(s) will be applied under Annuity Payment Option
3, discussed below, to provide payments for life with a guaranteed period of 20 years. The Annuity
Account Value held in the Variable Sub-Account(s) will be applied under Variable Annuity Payment
Option 1, discussed below, to provide payments for life with a guaranteed period of 20 years.

      Under section 401(a)(9) of the Code, a Contract which is purchased and used in connection with an Individual Retirement Account or with certain other plans qualifying for special federal income tax treatment is subject to complex "minimum distribution" requirements, which require that distributions under such a plan must begin by a specific date, and also that the entire interest of the plan participant must be distributed within certain specified periods under formulas that specify minimum annual distributions. The application of the minimum distribution requirements to each person will vary according to the person's age and other circumstances. A prospective purchaser may wish to consult a competent tax adviser regarding the application of the minimum distribution
requirements.   (See "Federal Tax Matters," page 31.)

Annuity Options

      An annuity option may be selected by the Owner when the Contract is purchased, or at a later date. This selection may be changed, by Request, at any time up to 30 days before the annuity date.
In the absence of an election, payments will automatically commence on the annuity date as described above. The amount to be applied is the Annuity Account Value on the annuity date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payment option is $2,000 with an MVA, if applicable. If the amount is less than $2,000, the Company may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal. Payments may be elected to be received monthly, quarterly, semi-annually or annually.
Payments to be made under the annuity payment option selected must be at least $50. The
Company reserves the right to make payments using the most frequent payment interval which produces a payment of not less than $50. The maximum amount that may be applied under any payment option is $1,000,000, unless prior approval is obtained from the Company.

      A single sum payment may be elected. If it is, then the amount to be paid is the Surrender
Value. If the Owner elects a variable annuity with funds from the Owner's Variable Sub-Accounts, then the amount to be applied is the Annuity Account Value held in the Variable Sub-Account(s), as of the annuity commencement date, less any applicable Premium Tax. If the Owner elects a fixed annuity with funds from the Fixed Sub-Accounts, then the amount to be applied is the Annuity Account Value held in the Fixed Sub-Account(s), as of the annuity commencement date with an MVA, if applicable, less any applicable Premium Tax.

Fixed Annuity Payment Options

      Option 1: Income of Specified Amount

      The amount applied under this option may be paid in equal annual, semiannual, quarterly or monthly installments of the dollar amount elected for not more than 240 months. Upon death of the Annuitant, the Beneficiary will begin to receive the remaining payments at the same interval that was elected by the Owner.

      Option 2: Income for a Specified Period

      Payments are paid annually, semiannually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months. Upon death of the Annuitant, the Beneficiary will begin to receive the remaining payments at the same interval that was elected by the Owner.

      Option 3: Fixed Life Annuity with Guaranteed Period

      This option provides for monthly payments during a designated period and thereafter throughout the lifetime of the Annuitant. The designated period may be 5, 10, 15 or 20 years. Upon death of the Annuitant, for each remaining designated period, the amounts payable under this payment option will be paid to the Beneficiary.

      Option 4: Fixed Life Annuity

         This annuity is payable monthly during the lifetime of the Annuitant, terminating with the last payment due prior to the death of the Annuitant. Since no minimum number of payments is guaranteed, this option may offer the maximum level of monthly payments of the annuity options. It is possible that only one payment may be made if the Annuitant died before the date on which the second payment was due. Upon the death of the Annuitant, all payments cease and no amounts are payable to the Beneficiary.

      Option 5: Any Other Form

      This option allows an Owner the ability to choose any other form of annuity which is acceptable to the Company.

Variable Annuity Payment Options

      Option 1: Variable Life Annuity with Guarantee Period

      This option provides for payments during a designated period and thereafter throughout the life time of the Annuitant. The designated period may be 5, 10, 15 or 20 years. Upon death of the Annuitant, for each remaining designated period, the amounts payable under this payment option will be paid to the Beneficiary.

      Option 2:  Variable Life Annuity

         This annuity is payable during the lifetime of the Annuitant.
The annuity terminates with the
last payment due prior to the death of the Annuitant. Since no minimum number of payments is guaranteed, this option may offer the maximum level of monthly payments of the annuity options. It is possible that only one payment may be made if the Annuitant died before the date on which the second payment was due. Upon the death of the Annuitant, all payments cease and no amounts are payable to the Beneficiary.

      Variable annuity payment options are subject to the following provisions:

      Amount of First Payment

      The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the 5th Valuation Date preceding the annuity commencement date. It will be determined by applying the appropriate rate to the amount applied under the payment option.

      Annuity Units

      The number of Annuity Units paid to the Annuitant for each Variable Sub-Account is determined by dividing the amount of the first monthly payment by its Accumulation Unit Value on the 5th Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Variable Sub-Account remains fixed during the Annuity Payment Period.

      Amount of Payments after the First

      Payments after the first will vary depending upon the investment experience of the Investment
Divisions. The subsequent amount paid from each sub-account is determined by multiplying (a) by
(b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account
Annuity Unit value on the 5th Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each
Variable Sub-Account. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Annuity Commencement Date

      Once annuity payments have begun, no Transfers may be made from a fixed annuity payment option to a variable annuity payment option, or vice versa; however, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the annuity commencement date will be made by converting the number of Annuity Units being Transferred to the number of Accumulation Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

***

      For annuity options involving life income, the actual age and/or sex of the Annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older Annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

      If the age of the Annuitant has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by the Company from the next payment or payments. If payments were too small, the difference with interest may be added by the Company to the next payment. This interest is at an annual effective rate which will not be less than the Guaranteed Interest Rate.

      The Payment Commencement Date and annuity options available for IRAs may also be controlled by endorsements, the plan documents, or applicable law.

      Once payments start under the annuity form selected by the
Owner: (a) no changes can be made
in the annuity form, (b) no additional Contributions will be accepted under the Contract, and (c) no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

                                         ***

      A portion or the entire amount of the annuity payments may be taxable as ordinary income. If, at the time the annuity payments begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain Qualified Contracts). State income tax withholding may also apply. (See "Federal
Tax-Matters," below.)


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                                 FEDERAL TAX MATTERS

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Introduction

      The following discussion is a general description of federal income tax considerations relating to the Contracts and is not intended as tax advice. Further, this discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service.
Moreover, no attempt has been made to consider any applicable state or other tax laws.

      The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with IRAs. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned. In addition, certain requirements must be satisfied in purchasing an IRA and receiving distributions from an IRA in order to continue receiving favorable tax treatment. Therefore, purchasers of IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an IRA is purchased with proceeds from and/or Contributions that qualify for the intended special federal income tax treatment.

Tax Status

      The Company is taxed as a life insurance company under Part
I of Subchapter L of the Code.

Taxation of Annuities

In General

      Section 72 of the Code governs taxation of annuities in general. An Owner who is a natural person generally is not taxed on increases (if any) in the value of an Annuity Account Value until distribution occurs by withdrawing all or part of the Annuity Account Value (e.g., withdrawals or annuity payments under the annuity form elected). However, under certain circumstances, the Owner may be subject to taxation currently. In addition, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income. An IRA
Contract may not be assigned as collateral.

      The Owner of any annuity contract who is not a natural person (e.g. a corporation) generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the contract" (discussed below) during each taxable year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person. The rule also does not apply in the following circumstances: (1) where the annuity Contract is acquired by the estate of a decedent, (2) where the Contract is held under an IRA, (3) where the Contract is a qualified funding asset for a structured settlement, and (4) where the Contract is purchased on behalf of an employee upon termination of a qualified plan. A prospective Owner that is not a natural person may wish to discuss these matters with a competent tax adviser.

      The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

      In the case of a withdrawal under an IRA, including withdrawals under the Periodic Withdrawal
Option, a ratable portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual. Special tax rules may be available for certain distributions from an IRA.

      With respect to Non-Qualified Contracts, partial withdrawals, including Periodic Withdrawals, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the contract" at that time. If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the Market Value Adjustment.
As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity Account
Value will not reflect the amount, if any, deducted from or added to the Guarantee Period due to the Market Value Adjustment. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract." The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Annuity Payments

      Although the tax consequences may vary depending on the annuity form elected under the
Contract, in general, only the portion of the annuity payment that represents the amount by which the Annuity Account Value exceeds the "investment in the contract" will be taxed; after the investment in the contract is recovered, the full amount of any additional annuity payments is taxable. For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable. Once the investment in the Contract has been fully recovered, the full amount of any additional annuity payments is taxable. If the annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," you should consult a competent tax adviser regarding the deductibility of the unrecovered amount.

Penalty Tax

         In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the recipient of payments under the Contract attains age 59 1/2; (2) made as a result of death or disability of the recipient of payments under the Contract; or (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Owner and a "designated beneficiary." Other exemptions or tax penalties may apply to certain distributions pursuant to an IRA. For more details regarding these exemptions or penalties consult a competent tax adviser.

Taxation of Death Benefit Proceeds

      Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant.
Generally such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above, or (2) if distributed under an annuity form, they are taxed in the same manner as annuity payments, as described above.

Distribution-at-Death Rules

      In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules: (A) if any Contract Owner dies on or after the date annuity payments commence, and before the entire interest in the Contract has been distributed, the remainder of his interest will not be distributed under a slower distribution schedule than that provided for in the method in effect on the Contract Owner's death; and (B) if any Contract Owner dies before the date annuity payments commence, his entire interest must generally be distributed within five years after the date of death provided that if such interest is payable to a designated Beneficiary, then such interest may be made over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payments commence within one year after the Contract Owner's death. If the sole designated
Beneficiary is the spouse of the Contract Owner, the Contract may be continued in the name of the spouse as Contract Owner. The designated Beneficiary is the natural person designated by the terms of the Contract or by the Contract Owner as the individual to whom ownership of the contract passes by reason of the Contract Owner's death. If the Contract Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Contract Owner. In addition, when the Contract Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Contract Owner.

Transfers, Assignments, or Exchanges

      A Transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences to the Owner that are not discussed herein. An Owner contemplating any such designation, transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Multiple Contracts

      All deferred, non-qualified annuity contracts that are issued by the Company (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. Amounts received under any such Contract may be taxable (and may be subject to the 10% Penalty Tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

Withholding

      Annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Certain distributions from IRAs are subject to mandatory federal income tax withholding.

Possible Changes in Taxation

      In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

Section 1035 Exchanges

      Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the original contract. Special rules apply to Contracts issued prior to August
14, 1982.  Prospective Owners wishing to take advantage of a
Section 1035 exchange should consult their tax adviser.


Individual Retirement Annuities

      The Contract may be used with IRAs as described in Section
408 of the Code.   Section 408 of
the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" following the rules set out in the Code to maintain favorable tax treatment, to an Individual Retirement Annuity. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of the
Contract for use with IRA's will be provided with supplemental information required by the Internal
Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of purchase of the IRA Contract.

      Various tax penalties may apply to contributions in excess of specified limits, aggregate distributions in excess of $150,000 annually, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRA's.

      If a Contract is issued in connection with an employer's
Simplified Employee Pension ("SEP") plan,
Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any of the benefits under the Contract may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.

      If a Contract is purchased to fund an IRA the Annuitant must also be the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. You should consult your tax adviser concerning these matters.

      The Contract and prototype IRA endorsement have been submitted for IRS approval and determination that they are acceptable under Section 408 of the Code, so that each individual who purchases a Contract with an IRA endorsement will be considered to have adopted a retirement savings program that satisfies the requirements of Section 408 of the Code.

The IRS approval is a determination
only as to the form of the Contract and does not represent a determination of the merits of the Contract.

      At the time the Initial Contribution is paid, a prospective purchaser must specify whether he or she is purchasing a Non-Qualified Contract or an IRA. If the initial Contribution is derived from an exchange or surrender of another annuity contract, we may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. We will require that persons purchase separate Contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Contract would require the minimum initial
Contribution stated above. Additional Contributions under a Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract; we will not accept an additional
Contribution under a Contract if the federal income tax treatment of such Contribution would be different from that of the initial Contribution.

Seek Tax Advice

      The foregoing discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A
COMPETENT TAX ADVISER SHOULD BE CONSULTED FOR FURTHER INFORMATION.


_________________________________________________________________
___________

                               ASSIGNMENTS OR PLEDGES

_________________________________________________________________
___________

      Generally, rights in the Contract may be assigned or pledged for loans at any time during the life of the Annuitant; however, if the Contract is an IRA, the Owner may not assign the Contract as collateral.

      If a non-IRA Contract is assigned, the interest of the assignee has priority over the interest of the Owner and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

      A copy of any assignment must be submitted to the Company at the Schwab Annuity Service
Center. Any assignment is subject to any action taken or payment made by the Company before the assignment was processed. The Company is not responsible for the validity or sufficiency of any assignment.

      If any portion of the Annuity Account Value is assigned or pledged for a loan, it may be treated as a distribution. A competent tax adviser should be consulted for further information.


_________________________________________________________________
___________

                                  PERFORMANCE DATA

_________________________________________________________________
___________

      From time to time, we may advertise yields and average annual total returns for the Investment
Divisions. In addition, we may advertise the effective yield of the Schwab Money Market Investment
Division. These figures will be based on historical information and are not intended to indicate future performance.

      The yield of the Schwab Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

      The yield of an Investment Division (other than the Schwab Money Market Investment Division) refers to the annualized income generated by an investment in that Investment Division over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment.

      The yield calculations do not reflect the effect of any Premium Tax that may be applicable to a particular Contract. To the extent that premium taxes are applicable to a particular Contract, the yield of that Contract will be reduced. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

Investment DivisionEffective Yield
Money Market            4.10%

      The average annual total return of an Investment Division refers to return quotations assuming an investment has been held in the Investment Division for various periods of time including, but not limited to, a period measured from the date the Investment Division commenced operations. When an Investment
Division has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Tax) as of the last day of each of the periods for which total return quotations are provided. For additional information regarding yields and total returns calculated using the standard formats briefly described herein, please refer to the Statement of Additional
Information.
Investment Division             One
                                Year     Three
                                          Year     Five
                                                    Year    Since
                                                          Inception
Inception Date of
Underlying Fund

Alger American
Growth Portfolio
                               12.39%
                                         15.18%
                                                   15.60%
                                                            17.58%

       1/9/89

Alger American Small
Capitalization Portfolio
                                3.30%
                                         11.89%
                                                   10.04%
                                                            17.70%

       9/21/88

American Century VP Capital
Appreciation
                               -5.11%
                                          6.49%
                                                  5.23%
                                                             9.78%

      11/20/87

American Century VP International 13.35% N/A N/A 12.17% 5/1/94

Berger IPT-Small Company
Growth Fund                     N/A      N/A      N/A    -1.73%
  4/15/96

Federated American Leaders
Fund II                        20.55%    N/A
                                                  N/A
                                                            17.01%

       2/10/94

Federated Fund for U.S.
Government Securities
                                3.32%
                                           N/A
                                                     N/A
                                                             4.71

       3/28/94

Federated Utility Fund II10.62%N/AN/A 9.67%2/10/94

INVESCO VIF-High
Yield Portfolio                               15.60%
                          N/A
                                                     N/A
                                                            12.61%

       5/1/94

INVESCO VIF-Industrial
Income Portfolio                  21.25%
                                           N/A
                                N/A
                                                            20.41%

     8/1/94

INVESCO VIF-Total
Return Portfolio
                               11.23%
                                           N/A
                               N/A
                                                            12.98%

       6/1/94

Janus Aspen Aggressive
Growth Portfolio
                                7.04%
                                         15.97%
                                                     N/A
                                                            20.27%

     9/13/93

Janus Aspen
Growth Portfolio                               17.45%
                                         15.57%
                                                     N/A
                                                            15.21%

       9/13/93

Janus Aspen Worldwide
Growth Portfolio
                               27.95%
                                         17.59%
                                                     N/A
                                                            22.13%

       9/13/93

Lexington Emerging Markets Fund
                                6.55%
                                           N/A
                                                     N/A
                                                             0.56%

3/30/94

Montgomery Variable Series:
Growth Fund
                                 N/A
                                           N/A
                                                     N/A
                                                             26.14%

       2/9/96

Montgomery Variable Series:
International Small-Cap Fund
                                 N/A
                                           N/A
                                                     N/A
                                                               %

      11/27/96

SAFECO RST Equity Portfolio
23.73%19.44%18.25%13.45%7/21/87

Schwab Asset Director-High
Growth Portfolio
                                 N/A
                                           N/A
                                                     N/A
                                                             3.54%

       11/1/96

Schwab S&P 500 Portfolio
N/AN/AN/A 5.16%11/1/96

SteinRoe Capital Appreciation
Fund
                               25.87%
                                         11.84%
                                                   16.37%
                                                            16.50%

       1/1/89

Strong Discovery Fund II
-0.04%7.92%N/A11.30%5/8/92

Van Eck Worldwide Hard Assets
Fund
                               17.04%
                                          6.72%
                                                   13.54%
                                                             7.25%

       9/1/89

      Performance information for any Investment Division reflects only the performance of a hypothetical Contract under which Annuity Account Value is allocated to an Investment Division during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the Eligible Funds in which the Investment Division invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

      Reports and promotional literature may also contain other information including (1) the ranking of any Investment Division derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's
Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard &
Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (2) the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis
(assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

      We may from time to time also disclose cumulative
(non-annualized) total returns for the
Investment Divisions. We may from time to time also disclose yield and standard total returns for any or all Investment Divisions.

      We may also advertise performance figures for the Investment Divisions based on the performance of an Eligible Fund prior to the time the Series Account commenced operations.

      For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.


_________________________________________________________________
__________

                            DISTRIBUTION OF THE CONTRACTS

_________________________________________________________________
___________

      Charles Schwab & Co., Inc. ("Schwab") is the principal underwriter and distributor of the Contracts.
Schwab is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").
Its principal offices are located at 101
Montgomery, San Francisco, California 94104, telephone
800-838-0650.

      Certain administrative services are provided by Schwab to assist the Company in the processing of the Contracts, which services are described in written agreements between Schwab and the Company.
The Company has agreed to indemnify Schwab (and its agents, employees, and controlling persons) for certain damages arising out of the sale of the Contracts, including those arising under the securities laws.


_________________________________________________________________
__________

                                SELECTED FINANCIAL DATA

_________________________________________________________________
___________

      The following is a summary of certain financial data of the Company. This summary has been derived in part from, and should be read in conjunction with, the financial statements of the Company included elsewhere in this Prospectus.

Millions                          Years Ended December 31

   1996   1995   1994   1993   1992
INCOME STATEMENT DATA
 Premiums and other income
$ 1,199$  1,067$ 1,000$    696$    245
 Net investment income
      837       835      768      792      661
 Realized investment gains (losses)
      (21)           8      (72)        25        (4)
 Total Revenues
   2,015    1,910   1,696   1,513$    902
 Total benefits and expenses
   1,824$  1,733$ 1,593$ 1,417$    844

 Income tax expense
        56         49        29        31        18
 Cumulative effect of adopting
   a new accounting method for
   income taxes
(23)
 Net Income
$    135 $      128$      74$      65$      63

BALANCE SHEET DATA
   Investment assets
$12,717$12,473$11,791$11,592$10,732
   Separate account assets
5,485    3,999    2,555    1,680       937
  Total assets
  19,351  17,682  15,616  14,296  12,948
   Total policyholder liabilities
  11,687  11,492  10,929  10,592  10,352
   Total shareholder's equity
    1,034       993       777       821       769

                            MANAGEMENT'S DISCUSSION AND ANALYSIS
                   OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

The Company

      Great-West Life & Annuity Insurance Company (the "Company") is a stock life insurance company originally organized under the laws of the State of Kansas in 1907 as the National Interment
Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in 1982. In September of 1990, the
Company redomesticated and is now organized under the laws of the State of Colorado.

      The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in the District of Columbia, Puerto Rico, and in all states in the United States except New York.

      The Company operates in one business segment as a provider of life, health and annuity products; however, the business operations of the Company will be discussed in terms of major business units, which are:

Employee - life, health, disability income and 401(k) products for group clients.
Benefits

Financial- accumulation and payout annuity products for both group and individual
Services clients, primarily in the public/non-profit sector, as well as insurance products for individual clients.

Investment- management of assets, both general funds and separate accounts which segregate,
Operationsfrom the Company's general account, the assets and liabilities of contractholders of variable products ("Separate Accounts")


         Management's discussion and analysis of financial condition and results of operations of the Company for the three years ended December 31, 1996 follows. In connection with, and because it desires to take advantage of the "safe harbor" provisions of the Private Securities Litigation Reform Act of
1995, the Company cautions readers regarding certain forward-looking statements contained in the following discussion and elsewhere in this prospectus and in any other statements made by, or on behalf of, the Company, whether or not in future filings with the Securities and Exchange Commission. Forward-looking statements are statements not based on historical information and which relate to future operations, strategies, financial results, or other developments. In particular, statements using verbs such as "expect," "anticipate," "believe," or words of similar import generally involve forward-looking statements which represent the Company's beliefs concerning future or projected levels of sales of the Company's products, investment spreads or yields, or the earnings or profitability of the Company's activities.

         Forward-looking statements are necessarily based upon estimates and assumptions that are inherently subject to significant business, economic and competitive uncertainties and contingencies, many of which are beyond the Company's control and many of which, with respect to future business decisions, are subject to change. These uncertainties and contingencies can affect actual results and could cause actual results to differ materially from those expressed in any forward-looking statements made by, or on behalf of, the Company. Whether or not actual results differ materially from forward-looking statements may depend on numerous foreseeable and unforeseeable events or developments, some of which may be national in scope, such as general economic conditions and interest rates, some of which may be related to the insurance industry generally, such as pricing competition, regulatory developments and industry consolidation, and others of which may relate to the Company specifically, such as credit, volatility and other risks associated with the Company's investment portfolio, and other factors. Readers are also directed to consider other risks and uncertainties discussed in documents filed with the SEC. The Company disclaims any obligations to update forward-looking information.

Comparison of Years Ended December 31, 1996 and 1995

      The Company's consolidated net income increased 5% to $134.6 million, when compared to
1995.

      Premiums and other income increased 12% from $1,067.4 million in 1995 to $1,199.2 million in 1996. The 1996 premiums included $164.8 million of reinsurance premium associated with the recapture of a block of participating individual insurance business from Great-West Life. This transaction did not impact consolidated net income, as it was offset by an increase in reserves (see discussion of policy benefits below). Therefore, premiums and other income from operations were down from 1995 levels, which reflects a 7% reduction in group life and health premiums due to high termination rates associated with price sensitivity and competition from managed care companies.

      Net investment income increased $1.5 million from $835.1 million in 1995 to $836.6 million in 1996.
This change reflected an increase in the amount of invested assets of $243.8 million, which was largely offset by a lower effective yield on investments purchased in late 1995 and early 1996. The increase in invested assets is primarily the result of growth in policy loans on the Corporate-Owned Life Insurance
("COLI") business.

      The Company's realized investment gains (losses) changed from a net realized gain of $7.5 million in 1995 to a net realized loss of $21.1 million in 1996. The increase in interest rates in 1996 resulted in realized losses on the sale of fixed maturities totaling $11.6 million, while lower interest rates contributed to $28.2 million of fixed maturity gains recorded in 1995. The 50% improvement in the provision for asset losses helped to partially offset the fixed maturities capital losses, as the change in provision was reduced from $22.0 million in 1995 to $10.6 million in 1996.

      Total benefits and expenses includes life and other policy benefits, increase in reserves, interest paid or credited to contractholders, expenses, and dividends to policyholders. The increase of 5% from $1,733.3 million in 1995 to $1,824.3 million in 1996 is primarily the result of the increase in reserves of $164.8 million associated with the recapture of insurance from Great-West Life. After this adjustment the total benefits and expenses actually decreased from 1995 to 1996. This is the result of a reduction in group health claims which is consistent with the premium decrease discussed previously.

      Net income in 1996 also reflects a $25.6 million release of a previously recorded contingent liability that the Company assumed from Great-West Life in 1993.
The release was triggered by the
resolution of 1988 and 1989 tax issues with the Internal Revenue
Service.

      The effective income tax rates were reduced in 1996 by the release of the contingent liability which was not taxable and in 1995 by the release of a $13.3 million deferred tax valuation allowance in a subsidiary investment company.

Comparison of Years Ended December 31, 1995 and 1994

      The Company's consolidated net income increased 73% in 1995, compared with 1994. The majority of the increase was in the Financial Services unit where the asset intensive lines benefited from a combination of lower mortgage writedowns and capital gains from sales in the fixed maturities portfolio, as described below.

      Premiums and other income increased 7% from $1,000.1 million in 1994 to $1,067.4 million in 1995, as the result of an increase in group life and health premiums which were augmented by the acquisition of blocks of business from Confederation Life Insurance Company and Life of Georgia.

      Net investment income increased $67.4 million in 1995 to a total of $835.1 million reflecting an increase in invested assets from $11.8 billion to $12.5 billion in 1995. The increase was driven by the growth in policy loans associated with COLI business.

      The Company's realized gains (losses) changed from a net realized loss of $71.9 million in 1994 to a net realized gain of $7.5 million in 1995. The provision for asset losses, included in realized losses, continued to decline as the $22.0 million in 1995 was $12.2 million lower than the $34.2 million recorded in 1994, as the mortgage portfolio continued to improve. Interest rates decreased in 1995, leading to capital gains on the sale of fixed maturities of $28.2 million which were better than the $39.8 million of losses recorded in 1994.

      Total benefits and expenses increased 9% in 1995 to a total of $1,733.3 million. This increase reflects the growth in the group life and health block of business, and its impact on the increase in group health claims and operating expenses.

      The effective income tax in 1995 and 1994 was lower than the statutory rate due to a reduction of $13.3 million and $7.1 million, respectively, in the deferred tax asset valuation allowance held in a real estate subsidiary.

Investment Operations

      The Company's primary investment objective is to acquire assets whose durations and cash flows reflect the characteristics of the Company's liabilities, while meeting industry, size, issuer and geographic diversification standards. Formal liquidity and credit quality parameters have also been established.

      The Company follows rigorous procedures to control interest rate risk and observes strict asset and liability matching guidelines. These guidelines are designed to ensure that even in changing interest rate environments the Company's assets will always be able to meet the cash flow and income requirements of its liabilities. Through dynamic modeling, using state-of-the-art software to analyze the effects of a wide range of possible market changes upon investments and policyholder benefits, the
Company ensures that its investment portfolio is appropriately structured to fulfill financial obligations to its policyholders.

      A summary of the Company's invested assets (Millions)
follows:
19961995
Fixed maturities, available for sale,
   at fair value
$6,206
$6,263
Fixed maturities, held at maturity,
   at amortized cost
1,993
2,054
Mortgage loans
1,488
1,713
Real estate and common stock
88
70
Short-term investments
419
135
Policy loans
   2,523
   2,238

$12,717
$12,473
Fixed Maturities

      Fixed maturity investments include publicly traded bonds, privately placed bonds and public and private structured assets. This latter category contains both asset-backed and mortgage-backed securities, including collateralized mortgage obligations ("CMOs").

The Company's strategy related to
structured assets is to focus on those with lower volatility and minimal credit risk. The Company does not invest in higher risk CMOs such as interest-only and principal-only strips, and currently has no plans to invest in such securities.

      Private placement investments are generally less marketable than publicly traded assets, yet they typically offer covenant protection which allows the Company, if necessary, to take appropriate action to protect its investment. The Company believes that the cost of the additional monitoring and analysis required by private placements is more than offset by their enhanced yield.

      One of the Company's primary objectives is to ensure that its fixed maturity portfolio is maintained at a high average quality, so as to limit credit risk.
In excess of 85% of the value of the
securities in this portfolio are rated by external rating agencies.

If not externally rated, the securities are rated by the Company on a basis intended to be similar to that of the rating agencies.

      The distribution of the fixed maturity portfolio (both available for sale and held to maturity) by credit rating is summarized as:


Credit Rating
1996
1995
AAA
                         45.9%
              43.9%
AA
8.1
8.0
A
23.7
26.8
BBB
20.9
19.2
BB and Below (non-investment grade)
    1.4
    2.1
   TOTAL
100.0%
100.0%
      At December 31, 1996, the Company had one bond in default in the amount of $8 million, and one potentially problematic bond, with a carrying value of $6.4 million, which, although current, is judged by management as likely to require either restructuring or other types of relief. Both bonds are carried at their estimated net realizable values. Their combined total of $14.4 million is a relatively low proportion of the total fixed maturity portfolio (less than .2%) as the high credit quality of the portfolio limits the Company's exposure to problematic bonds. At December 31, 1995, there were no bonds in default and only one potentially problematic security, with a carrying value of $7.4 million.

Mortgage Loans

      During 1996, the mortgage portfolio declined 13% to $1.5 billion, net of impairment reserves. The
Company has not actively sought new loan opportunities since 1989 and, as such, has experienced an ongoing reduction in this portfolio's balance.

      The Company follows a comprehensive approach to the management of mortgage loans which includes ongoing analysis of key mortgage characteristics such as debt service coverage, net collateral cash flow, property condition, loan to value ratios and market conditions. Collateral valuations are performed for those mortgages which, after review, are determined by management to present possible risks and exposures. These valuations are then incorporated into the determination of the Company's allowance for credit losses. Effective January 1, 1995, the Company adopted Statement of Financial
Accounting Standards Nos. 114 and 118 (see Note 1 to the financial statements), both of which deal with accounting for impaired loans (defined as those loans upon which the Company will likely collect less than all amounts due according to the contractual terms of the agreement). As the Company already provided for impairment reserves through its allowance procedures, the adoption of the new standards had no material effect upon the Company's financial position.

      The average balance of impaired loans continued to remain low at $39.1 million in 1996 compared with $29.1 million in 1995, and foreclosures totaled $14.0 million and $37.0 million in 1996 and 1995, respectively. The low levels of problematic mortgages relative to the Company's overall balance sheet are due to the ongoing decrease in the size of the mortgage portfolio, the Company's active loan management program and improvement in market conditions.

      Occasionally, the Company elects to restructure certain loans if the economic benefits to the Company are believed to be more advantageous than those achieved by acquiring the collateral through foreclosure. At December 31, 1996 and 1995, the Company's loan portfolio included $68.3 million and
$89.2 million, respectively, of non-impaired restructured loans.

Real Estate and Common Stock

      The Company's real estate portfolio is composed primarily of properties acquired through the foreclosure of troubled mortgages. The Company operates a wholly owned real estate subsidiary which attempts to maximize the value of these properties through rehabilitation, leasing and sale. The Company anticipates limited, if any, investments in voluntary real estate assets during 1997.

      The common stock portfolio is composed of mutual fund seed money and some private equity investments. The Company anticipates a limited participation in the stock markets in 1997.

Derivatives

      The Company uses certain derivatives, such as futures, options, and swaps, for purposes of hedging interest rate and foreign exchange risk. These derivatives, when taken alone, may subject the Company to varying degrees of market and credit risk; however, when used for hedging, these instruments typically reduce risk. The Company controls the credit risk of its financial contracts through credit approvals, limits and monitoring procedures. Note 6 to the financial statements (page 46) contains a summary of the Company's outstanding financial hedging derivatives.

Other

      General economic conditions improved during 1996, including improvement or stabilization in many real estate markets. If present market conditions continue, the Company does not expect to recognize any asset chargeoffs or restructurings which would result in a material adverse effect upon the Company's financial condition in 1997.

LIQUIDITY AND CAPITAL RESOURCES

      The Company's operations have liquidity requirements that vary among the principal product lines. Life insurance and pension plan reserves are primarily long-term liabilities. Accident and health reserves, including long-term disability, consist of both short-term and long-term liabilities. Life insurance and pension plan reserve requirements are usually stable and predictable, and are supported primarily by long-term, fixed income investments. Accident and health claim demands are stable and predictable but generally shorter term, requiring greater liquidity.

      Generally, the Company has met its operating requirements by maintaining appropriate levels of liquidity in its investment portfolio and utilizing positive cash flows from operations. Liquidity for the Company has remained strong, as evidenced by significant amounts of short-term investments and cash, which totaled $544.2 million and $225.8 million as of December 31, 1996 and 1995, respectively.

      During 1996, cash increased $34.2 million to $125.2 million as of December 31, 1996. This increase primarily reflects the positive cash flow from operating activities ($712.4 million). The increase was partially offset by net investment purchases ($127.7 million), contract withdrawals ($413.6 million), net repurchase agreement payments ($88.6 million) and payment of dividends on stock ($56.7 million).

      During 1995, cash decreased $40.7 million due to contract withdrawals ($217.2 million), net repurchase agreement payments ($191.2 million), net investment purchases ($27.4 million), and payment of dividends on stock ($49.0 million). Cash flow from operating activities was $458.1 million.

      The 1994 increase in cash primarily reflects cash flows from operating activities net of withdrawals and net investment purchases.

      Funds provided from premiums and fees, investment income and maturities of investment assets are reasonably predictable and normally exceed liquidity requirements for payment of claims, benefits and expenses. However, since the timing of available funds cannot always be matched precisely to commitments, imbalances may arise when demands for funds exceed those on hand. Also, a demand for funds may arise as a result of the Company taking advantage of current investment opportunities. The
Company's capital resources represent funds available for long-term business commitments and primarily consist of retained earnings and proceeds from the issuance of commercial paper and equity
securities.   Capital resources provide protection for
policyholders and the financial strength to support the underwriting of insurance risks, and allow for continued business growth. The amount of capital resources that may be needed is determined by the Company's senior management and Board of
Directors as well as by regulatory requirements. The allocation of resources to new long-term business commitments is designed to achieve an attractive return, tempered by considerations of risk and the need to support the Company's existing business.

      The Company's financial strength provides the capacity and flexibility to enable it to raise funds in the capital markets through the issuance of commercial paper. The Company continues to be well capitalized, with sufficient borrowing capacity to meet the anticipated needs of its business. The
Company had $84.7 million of commercial paper outstanding at December 31, 1996, compared with $84.9 million at December 31, 1995. The commercial paper has been given a rating of A-1+ by Standard &
Poor's Corporation and a rating of P-1 by Moody's Investors Service, each being the highest rating available.

ACCOUNTING PRONOUNCEMENTS

      In 1996, the Company adopted Statement of Financial
Accounting Standards ("SFAS") No. 121,
"Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of."
The implementation of this statement had no material effect on the Company's results of operations, liquidity or financial condition.

      Effective January 1, 1995, the Company adopted SFAS No. 114, "Accounting by Creditors for
Impairment of a Loan" and SFAS No. 118, "Accounting by Creditors for Impairment of a Loan - Income
Recognition and Disclosures". As the Company was already providing for impairment of loans through an allowance for credit losses, the implementation of these statements had no material effect on the Company's financial condition. See Note 6 to the financial statements for further information (page 46).

      In 1994, the Company implemented SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". The cumulative effect as of January 1, 1994 of adopting SFAS No. 115 increased the opening balance of stockholder's equity by $6.5 million to reflect the net unrealized gains on securities classified as available-for-sale (previously carried at the lower of aggregated amortized cost or fair value) and the corresponding adjustments to deferred policy acquisition costs, policy reserves, and amounts allocable to the liability for undistributed earnings on participating business, all net of income taxes.

      During the fourth quarter of 1995, the Financial Accounting Standards Board issued a guide to implementation of SFAS No. 115, which permits a one-time opportunity to reclassify securities subject to SFAS No. 115. Consequently, the Company reassessed the classification of its investment portfolio in December 1995 and reclassed securities totaling $2.1 billion from held-to-maturity to available-for-sale. In connection with this reclassification, an unrealized gain, net of related policyholder amounts and deferred income taxes, of $23.4 million was recognized in stockholder's equity at the date of transfer.

      In connection with the employee transfer discussed in Note 2 to the financial statements on page
42, the Company in 1997 will apply the provisions of SFAS No. 87, "Employers Accounting for
Pensions", SFAS No. 106, "Employers' Accounting for Post Retirement Benefits Other Than Pensions", and SFAS No. 123, "Accounting for Stock-Based Compensation".
Previously employee expenses
(including costs for benefit plans) were transferred from Great-West Life to the Company through administrative services agreements. Accordingly, the implementation of these standards will have no material effect on the financial results of the Company.

Regulation

General

      The Company must comply with the insurance laws of all jurisdictions in which its is licensed to do business. Although the intent of regulation varies, most jurisdictions have laws and regulations governing rates, solvency, standards of business conduct and various insurance and investment products. The form and content of statutory financial reports and the type and concentration of investments are also regulated.

      The Company's operations and accounts are subject to examination by the Colorado Insurance
Division and other regulators at specified intervals. The latest financial examination by the Colorado
Insurance Division was completed in 1997, and covered the 5-year period ending December 31, 1995.
This examination produced no significant adverse findings regarding the Company.

Solvency Regulation

      The National Association of Insurance Commissioners has adopted risk-based capital rules for life insurance companies. These rules recommend a specified level of capital depending upon the types and quality of investments held, the types of business written, and the types of liabilities maintained.
Depending on the ratio of the insurer's adjusted capital to its risk based capital, the insurer could be subject to various regulatory actions ranging from increased scrutiny to conservatorship. Based on the Company's December 31, 1996 statutory financial reports, the Company was well within these rules.

      The National Association of Insurance Commissioners Insurance Regulatory Information System ratios are another set of tools used by regulators to provide an "early warning" as to when a company may require special attention. There are twelve categories of financial data with defined usual ranges for each. For 1996, the Company was within the usual ranges in all categories.

Insurance Holding Company Regulations

      The Company is subject to insurance holding company regulations in Colorado. These regulations contain certain restrictions and reporting requirements for transactions between an insurer and its affiliates, including payment of dividends. They also regulate changes in control of an insurance company.

Securities Laws

      The Company is subject to various levels of regulation under federal securities laws. Certain of the Company's Separate Accounts and the mutual funds used as funding vehicles for those Separate
Accounts, and variable insurance and annuity products are registered under the Investment Company Act of 1940 and the Securities Act of 1933.

Guaranty Funds

      Under insurance guaranty fund laws existing in all states, insurers doing business in those states can be assess (up to prescribed limits) for certain obligations of insolvent insurance companies. The
Company has established a reserve of $9.1 million as of December 31, 1996 to cover future assessments of known insolvencies. The Company has historically recovered more than half of the guaranty fund assessments through statutorily permitted premium tax offsets. The Company has a prepaid asset associated with guaranty fund assessments of $5.6 million at December 31, 1996.

Canadian Regulation

      Because the Company is a subsidiary of Great-West Life, which is a Canadian company, the
Office of Superintendent of Financial Institutions Canada conducts periodic examinations of the Company and approves certain investments in subsidiary companies.

Ratings

      The Company is rated by a number of nationally recognized rating agencies. The ratings represent the opinion of the rating agencies on the financial strength of the Company and its ability to meet the obligations of its insurance policies but have no relevance to the performance or quality of the assets in the Series Account.

Rating Agency
Measurement
Rating
A.M. Best Company
Financial Condition and Operating Performance
A++*
Duff & Phelps Corporation
Claims Paying Ability
AAA*
Standard & Poor's Corporation
Claims Paying Ability
AA+**
Moody's Investors Service
Insurance Financial Strength
Aa2***
*     Highest ratings available
**    Second highest rating out of 17 rating categories
***   Third highest rating out of 19 rating categories

Miscellaneous

      A portion of the Company's business is "seasonal" in nature in the sense that reported claims in the group health line of business are generally higher in the first quarter.

      No customer accounted for 10% or more of the Company's consolidated revenues in 1996. In addition, no unit of the Company's business is dependent on a single customer or a few customers, the loss of which would have a significant effect on the Company or any of its business units. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company of any of its business units.

      The Company had approximately 4,200 employees at January 1,
1997.

      The executive offices of the Company consist of a 517,633 square foot office complex located in Englewood, Colorado. The office complex is owned by a subsidiary of the Company. The Company leases sales and claims offices throughout the United States.

Directors and Officers

      Set forth below is information concerning the Company's directors and executive officers, together with their principal occupation for the past five years. Unless otherwise indicated, all of the directors and executive officers have been engaged for not less than five years in their present principal occupations or in another executive capacity with the companies or firms identified.

Directors                       Principal Occupation Last 5 Years

James Balog                     Company Director since March 1993;
previously Chairman,
                                Lambert Brussels Capital
Corporation

James W. Burns, O.C.            Chairman of the Boards of Lifeco1
and Great-West Life; Deputy
                                Chairman, PCC2

Orest T. Dackow                    President and Chief Executive
Officer, Lifeco

Paul Desmarais, Jr.             Chairman and Co-Chief Executive
Officer, PCC; Chairman, PFC3

Robert G. Graham                Company Director since January
1996; previously Chairman and
                                Chief Executive Officer, Inter-City
Products Corporation

Robert Gratton                     Chairman of the Board of the
Company; President and Chief
                                Executive Officer, PFC

N. Berne Hart                   Company Director since February
1992; previously Chairman of
                                the Board, United Banks of
Colorado, Inc.

Kevin P. Kavanagh               Company Director since April 1992;
previously President and Chief
                                Executive Officer, Lifeco

William Mackness                Company Director since July 1995;
previously Dean, Faculty of
                                Management, University of Manitoba

William T. McCallum                President and Chief Executive
Officer of the Company; President
                                and Chief Executive Officer (U.S.
Operations), Great-West Life

Jerry E.A. Nickerson            Chairman of the Board, H.B.
Nickerson & Sons Limited

The Honourable
P. Michael Pitfield, P.C., Q.C. Vice-Chairman, PCC; Member of the
Senate of Canada

Michel Plessis-Belair, F.C.A.      Vice-Chairman and Chief
Financial
Officer, PCC; Executive Vice-
                                President and Chief Financial
Officer, PFC

Ross J. Turner                  Chairman, Genstar Investment
Corporation

Brian E. Walsh                  Partner, Trinity L.P. since January
1996; previously Managing
                                Director and Co-head, Global
Investment Bank, Bankers Trust
                                Company

1  Great-West Lifeco Inc.
2  Power Corporation of Canada
3  Power Financial Corporation

Executive Officers              Principal Occupation Last 5 Years

William T. McCallum             President and Chief Executive
Officer of GWL&A;
President and Chief             President and Chief Executive
Officer (U.S. Operations),
Executive Officer               Great-West Life

Dennis Low                      Executive Vice President, Financial
Services, GWL&A
Executive Vice President,       and Great-West Life
Financial Services

Alan D. MacLennan               Executive Vice President, Employee
Benefits, GWL&A
Executive Vice President,       and Great-West Life
Employee Benefits

   Robert D. Bond                  Senior Vice President, Financial
Services, GWL&A and Great-West
Senior Vice President,          Life; prior to May 1992, National
Director, Public Marketing, Aetna
Financial Services              Life Insurance Company

John A. Brown                   Senior Vice President, Sales,
Financial Services, GWL&A and
Senior Vice President,          Great-West Life
Sales, Financial Services

John T. Hughes                  Senior Vice President, Chief
Investment Officer, GWL&A;
Senior Vice President,          Senior Vice President, Chief
Investment Officer (U.S.
Chief Investment Officer        Operations), Great-West Life

Robert E. Kavanagh              Senior Vice President, Employee
Benefits, Sales, GWL&A and
Senior Vice President,          Great-West Life
Employee Benefits, Sales

D. Craig Lennox                 Senior Vice President, General
Counsel and Secretary,
Senior Vice President,          GWL&A; Senior Vice President and
Chief U.S. Legal Officer,
General Counsel and Secretary   Great-West Life

Steve H. Miller                 Senior Vice President, Employee
Benefits, Sales, GWL&A and
Senior Vice President,          Great-West Life
Employee Benefits, Sales

James D. Motz                   Executive Vice President, Employee
Benefits, GWL&A and
Executive Vice President,       Great-West Life
Employee Benefits

Martin L. Rosenbaum             Senior Vice President, Employee
Benefits Operations, GWL&A
Senior Vice President,          and Great-West Life
Employee Benefits Operations

Douglas L. Wooden               Senior Vice President, Financial
Services, GWL&A and
Senior Vice President,          Great-West Life
Financial Services

Executive Compensation

         The following table sets out all compensation paid by Great-West Life and its subsidiaries in respect of the individuals who were, at December 31, 1996, the Chief Executive Officer and the other four most highly compensated executive officers of GWL&A (collectively the "Named Executive Officers") for services rendered to GWL&A and Great-West Life in all capacities for fiscal years ended 1994, 1995 and 1996 respectively.

Name and
Principal Position
Year
Annual
Compensation(1)

Salary            Bonus
($)                 ($)
Long-Term
Compensation Awards

Securities Under
Options Granted (2)

W.T. McCallum,
President and
Chief Executive
Officer
                  1996

                          1995
                          1994
561,818          370,500
523,958          351,000
                     225,000(3)
476,750          318,500
                                             300,000

    None


    None
D. Low, Executive
Vice President,
Financial Services
       1996
                          1995
                          1994
325,000          146,250
305,000          152,500
285,000          142,500
                                             150,000

    None

    None

J.T. Hughes, Senior
Vice President, Chief
Investment Officer
       1996
                          1995
                          1994
312,000          136.968
301,000          150,500
290,000          145,000
                                             80,000

    None

    None

A.D. MacLennan,
Executive Vice
President, Employee
Benefits
                 1996
                          1995
                          1994
325,000          115,000
312,000          125,000
300,000           97,890
                                             150,000

    None

    None

D.L. Wooden, Senior
Vice President,
Financial Services
       1996
                          1995
                          1994
287,000          143,500
275,500          137,500
265,000          142,500
                                             100,000

    None

    None
(1) The aggregate of perquisites and other personal benefits, securities or property provided to each Named Executive Officer in 1996 did not exceed the lesser of $50,000 and 10% of the total of the individual's annual salary and bonus.

(2) The options are for common shares of Great-West Lifeco ("Lifeco Options"). Lifeco Options are granted by Great-West Lifeco pursuant to the Great-West Lifeco Stock option Plan which was approved by the Great-West Lifeco shareholders on April 24, 1996. Lifeco Options become exercisable 20% per year commencing on the first anniversary of the date of the grant and expire 10 years after the date of the grant.

(3) A special one-time bonus payment with respect to long-term performance.

      The following table describes options granted to the Named Executive Officers during the most recently completed fiscal year. All options are Lifeco Options granted pursuant to the Great-West Lifeco
Stock Option Plan. Lifeco Options are issued with an exercise price in Canadian dollars. Canadian dollar amounts have been translated to U.S. dollars at a rate of 1/1.37.

                        Individual grants

Potential realizable
value at assumed
annual rates of stock
price appreciation for
option term

Name
Options
granted
Percent of
total options
granted to
employees in
fiscal year

Exercise or
base price
($/share)

Expiration
date

  5%

  ($)


             10%

             ($)

W.T. McCallum
300,000
10.42
12.376697
July 22, 2006
2,335,080
5,917,590
D. Low
150,000
5.21
12.376697
July 22, 2006
1,167,540
2,958,795
J.T. Hughes
80,000
2.78
12.376697
July 22, 2006
622,688
1,578,024
A.D. MacLennan
150,000
5.21
12.376697
July 22, 2006
1,167,540
2,958,795
D.L. Wooden
100,000
3.47
12.376697

July 22, 2006
778,360
1,972,530

Prior to April 24, 1996, the Named Executive Officers participated in the Power Financial Employee Share
Option Plan pursuant to which options to acquire common shares of Power Financial ("PFC Options) were granted. the following table describes all Lifeco Options and all PFC Options exercised in 1996, and all unexercised Lifeco Options and PFC Options held as of December 31, 1996, by the Named Executive
Officers. PFC Options and Lifeco Options are issued with an exercise price in Canadian dollars.
Canadian dollar amounts have been translated to U.S. dollars at a rate of 1/1.37.
Name
Securities
Acquired
on
Exercise
Aggregate
Value
Realized
($)
Unexercised Options at FY-
End


Exercisable    Unexercisable

Value of Unexercised in-
the-Money Options at FY-
End ($)

Exercisable   Unexercisable

W.T. McCallum
26,000(1)        300,000(2)
658,659(1)     940,276(2)
D. Low
6,700(1)
100,892
37,300(1)        150,000(2)
944,922(1)     470,138(2)
J.T. Hughes
60,000(1)        80,000(2)
1,214,781(1)   250,740(2)
A.D. MacLennan
               150,000(2)
                    470,138(2)
D.L. Wooden


44,000(1)        100,000(2)
911,916(1)      313,425(2)
(1)   PFC Options
(2)   Lifeco Options


Pension Plan Table

      The following table sets out the pension benefits payable to the Named Executive Officers by
Great-West Life or the Company, as of December 31, 1996.

                           Employees' Pension Plan

Remuneration
($)                              Years of Service


   15                20               25                30
     35

400,000 120,000        160,000       200,000         240,000
240,000
500,000 150,000        200,000       250,000         300,000
300,000
600,000 180,000        240,000       300,000         360,000
360,000
700,000 210,000        280,000       350,000         420,000
420,000
800,000 240,000        320,000       400,000         480,000
480,000
900,000 270,000        360,000       450,000         540,000
540,000
1,000,000 300,000        400,000       500,000         600,000
 600,000
The Named Executive Officers have the following years of service:

Name               Years of Service
W.T. McCallum      30
D. Low             31
J.T. Hughes        6
A.D. MacLennan     30
D.L. Wooden        5

For W.T. McCallum, the benefits shown are payable commencing December 31, 2000, and remuneration is the average of the highest 36 consecutive months of compensation during the last 86 months of employment. For D. Low, J.T. Hughes, A.D. MacLennan and D.L. Wooden, the benefits shown are payable upon the attainment of age 62, and remuneration is the average of the highest 60 consecutive months of compensation during the last 86 months of employment. Compensation includes salary and bonuses prior to any deferrals. The normal form of pension is a life only annuity. Other optional forms of pension payment are available on an actuarially equivalent basis. The benefits listed in the table are subject to deduction for social security and other retirement benefits.

Directors of the Company

      The following sets out remuneration paid by the Company to its directors.

      For each director of the Company who is not also a director of Great-West Life, the Company pays an annual fee of $12,500, and a meeting fee of $1,000 for each meeting of the Board of Directors or a committee thereof attended. With the exception of the President and Chief Executive Officer of Great-
West Lifeco, and the President and Chief Executive Officer of the Company, for each director of the Company who is also a director of Great-West Life, the Company pays a meeting fee of $1,000 for each meeting of the Board of Directors or a committee thereof attended which is not coincident with a Great-
West Life meeting. In addition, all directors are reimbursed for incidental expenses.

      The above amounts are paid in the currency of the country of residence of the director.

Compensation Committee Interlocks and Insider Participation

      Prior to January 1, 1997, all of the Company's executive officers were employees of Great-West
Life (effective January 1, 1997, they became employees of the Company). For 1996, executive officer compensation was paid by Great-West Life and compensation was determined by the United States
Executive Committee of the Board of Directors of Great-West Life (the "U.S. Executive Committee"). The following individuals served as members of the U.S. Executive Committee during 1996.

R. Gratton                N.B. Hart
J.W. Burns                K.P. Kavanagh
O.T. Dackow               W. Mackness
P. Desmarais, Jr.         W.T. McCallum
R.G. Graham               P.M. Pitfield

      W.T. McCallum, President and Chief Executive Officer of the
Company, is a member of the U.S.
Executive Committee. Mr. McCallum participated in executive compensation matters generally but was not present when his own compensation was discussed or determined.

Security Ownership of Certain Beneficial Owners

      As of March 1, 1997, the following sets out the beneficial owners of more than 5% of the Company's voting securities:

(1) 100% of the Company's 7,032,000 outstanding common shares are owned by The Great-West Life
Assurance Company, 100 Osborne Street North, Winnipeg, Manitoba,
Canada R3C 3A5.

(2) 99.5% of the outstanding common shares of The Great-West Life Assurance Company are owned by
Great-West Lifeco Inc., 100 Osborne Street North, Winnipeg,
Manitoba, Canada R3C 3A5.

(3)  86.5% of the outstanding common shares of Great-West Lifeco
Inc. are owned by Power Financial
Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(4)  68.1% of the outstanding common shares of Power Financial
Corporation are owned by 171263
Canada Inc., 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(5)  100% of the outstanding common shares of 171263 Canada Inc.
are owned by Marquette
Communications Corporation, 751 Victoria Square, Montreal, Quebec,
Canada H2Y 2J3.

(6)  100% of the outstanding common shares of Marquette
Communications Corporation are owned by
Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(7)  Mr. Paul Desmarais, 751 Victoria Square, Montreal, Quebec,
Canada H2Y 2J3, through a group of
private holding companies, which he controls, has voting control of Power Corporation of Canada.

Security Ownership of Management

      The following table sets out the number of equity securities, and exercisable options for equity securities, of the Company or any of its parents or subsidiaries, beneficially owned, as of March 1, 1997, by (i) the directors of the Company; (ii) the Named Executive
Officers; and (iii) the directors and executive officers of the Company as a group.

Company
The Great-West Life
Assurance
Company
Great-West Lifeco
Inc.
Power Financial
Corporation
Power Corporation
of Canada

(1)
(2)
(3)
(4)Directors
J. Balog
-
-
-
-
J. W. Burns
50
56,000
4,000
203,320
164,500 options
O.T. Dackow
16
35,089
5,400
40,000 options
-
P. Desmarais, Jr.
50
30,000
-
120,000
188,250 options
R.G. Graham
-
-
-
-
R. Gratton
-
165,000
155,000
2,500
150,000 options
N.B. Hart
-
-
-
-
K. P. Kavanagh
50
23,626
-
-
W. Mackness
-
-
-
-
W.T. McCallum
17
34,202
16,000
52,000 options
-
J.E.A. Nickerson
-
-
-
-
P.M. Pitfield
-
50,000
40,000
80,000
99,500 options
M. Plessis-Belair
-
10,000
1,000
32,900
58,250 options
R.J. Turner
-
-
-
-
B.E. Walsh
-
-
-
-
Named Executive Officers
W.T. McCallum
17
34,200
16,000
52,000 options
-
D. Low
-
7,846
74,600 options
-
J.T. Hughes
-
4,467
120,000 options
-
A.D. MacLennan
-
9,011
-
-
D.L. Wooden
-
-
88,000 options
-
Directors and Executive
Officers as a Group

183
484,381
221,400
494,600 options
438,720
660,500 options

(1)   All holdings are common shares of The Great-West Life
Assurance Company.
(2)   All holdings are common shares of Great-West Lifeco Inc.
(3) All holdings are common shares, or where indicated, exercisable options for common shares, of Power Financial
      Corporation.
(4) All holdings are subordinate voting shares, or where indicated, exercisable options for subordinate voting shares, of Power
      Corporation of Canada.

None of the share holdings set out above exceed 1% of the total shares of the class outstanding.

_________________________________________________________________
__________

                                     VOTING RIGHTS

_________________________________________________________________
___________

      To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by the Company at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding
Investment Division. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible
Funds shares in our own rights, we may elect to do so.

      Before the annuity commencement date, you the Owner, have the voting interest. The number of votes which are available to you will be calculated separately for each of your Variable Sub-Accounts.
That number will be determined by applying your percentage interest, if any, in a particular Investment
Division to the total number of votes attributable to that Investment Division. You hold a voting interest in each Investment Division to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to a Contract will decrease as annuity payments are made.

      The number of votes of an Eligible Fund will be determined as of the date coincident with the date established by that Eligible Fund for determining shareholders eligible to vote at the meeting of the Eligible Funds. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

      Shares as to which no timely instructions are received and shares held by us as to which Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

      Each person or entity having a voting interest in a Investment Division will receive proxy material, reports and other material relating to the appropriate Eligible
Fund.

      It should be noted that generally the Eligible Funds are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

      Contract Owners have no voting rights in the Company.


_________________________________________________________________
___________

                            RIGHTS RESERVED BY THE COMPANY

_________________________________________________________________
___________

      The Company reserves the right to make certain changes if, in its judgment, they would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws.
Also, when required by law, the Company will obtain your approval of the changes and approval from any appropriate regulatory authority. Such approval may not be required in all cases, however.
Examples of the changes the Company may make include:

      - To operate the Series Account in any form permitted under the Investment Company Act of
      1940 or in any other form permitted by law.

      - To transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to a Guarantee Period; or to add, combine or remove Investment
      Divisions of the Series Account.

      - To substitute, for the Eligible Fund shares in any Investment Division, the shares of another
      Eligible Fund or shares of another investment company or any other investment permitted by law.

      - To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

      -  To change the time or time of day at which a Valuation
Date is deemed to have ended.

      - To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit the Company to take, including to change the way the
      Company assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges which the Company has guaranteed.


_________________________________________________________________
___________

                                   LEGAL PROCEEDINGS

_________________________________________________________________
___________

      There are at present no material legal proceedings to which the Series Account is a party or to which the assets of the Series Account are subject. The Company is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which the Company is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions or prospects of the Company.

_________________________________________________________________
___________

                                     LEGAL MATTERS

_________________________________________________________________
___________

      Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt
Berenson & Johnson LLP.  The
organization of the Company, the Company's authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Ruth B. Lurie, Vice
President, Counsel and Associate
Secretary of the Company.

_________________________________________________________________
___________

                                        EXPERTS

_________________________________________________________________
___________

         The consolidated financial statements of Great-West Life
&
Annuity Insurance Company at
December 31, 1996 and 1995, and for each of the three years in the period ended December 31, 1996 included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

_________________________________________________________________
___________

                                 AVAILABLE INFORMATION

_________________________________________________________________
___________

      We have filed a registration statement ("Registration Statement") with the Commission under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration
Statement and exhibits thereto. Reference is hereby made to the Registration Statement and exhibits for further information relating to us and the Contracts. Statements contained in this Prospectus, as to the content of the Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement.
The Registration Statement and its exhibits may be inspected and copied at the offices of the Commission located at 450 Fifth Street, N.W., Washington, D.C.

         The Statement of Additional Information contains more specific information relating to the Series
Account and GWL&A.  The Table of Contents of the Statement of
Additional Information is set forth
below:

      1.     General Information
      2.     Great-West Life & Annuity Insurance Company and the
Variable Annuity-1 Series Account
      3.     Calculation of Annuity Payments
      4.     Postponement of Payments
      5.     Services
      6.     Withholding
      7.     Calculation of Performance Data

                                      Appendix A

The standard nonforfeiture rate in all states, other than those listed below is 3%.

Florida            0%
Mississippi        0%
Oklahoma           0%

                                      Appendix B

On the following pages are four examples of Market Value
Adjustments illustrating (1) increasing interest rates, (2) decreasing interest rates, (3) flat interest rates (i and j are within .10% of each other), and (4) less than 6 months to maturity.


Example #1 - Increasing Interest Rates

      Deposit:                  $25,000 on November 1, 1996
      Maturity Date:            December 31, 2005
      Interest Guarantee Period:10 years
      i:                        assumed to be 6.15%
      Surrender Date:           July 1, 2000
      j:                        7.00%
      Amount Surrendered:       $10,000
      N:                        65

             MVAF  =      {[(1 + i)/(1 + j + .10%)]N/12} - 1
                   =      {[1.0615/1.071]65/12} - 1
                   =      .952885 - 1
                   =      .047115

             MVA   =      (amount Transferred or surrendered) x
MVAF
                   =      $10,000 x - .047115
                   =      - $471.15

             Surrender Value = (amount Transferred or surrendered
+ MVA)
                                =      ($10,000 + - $471.15)
                                =      $9,528.85


      Example #2 - Decreasing Interest Rates

      Deposit:                  $25,000 on November 1, 1996
      Maturity Date:            December 31, 2005
      Interest Guarantee Period:10 years
      i:                        assumed to be 6.15%
      Surrender Date:           July 1, 2000
      j:                        5.00%
      Amount Surrendered:       $10,000
      N:                        65

             MVAF  =      {[(1 + i)/(1 + j + .10%)]N/12} - 1
                   =      {[1.0615/1.05]65/12} - 1
                   =      .0055323

             MVAF  =      (amount Transferred or surrendered) x
MVAF
                   =      $10,000 x .0055323
                   =      $553.23

             Surrender Value = (amount Transferred or surrendered
+ MVA)
                                =      ($10,000 + $553.23)
                                =      $10,553.23

      Example #3 - Flat Interest Rates (i and j are within .10% of each other)

      Deposit:                  $25,000 on November 1, 1996
      Maturity Date:            December 31, 2005
      Interest Guarantee Period:10 years
      i:                        assumed to be 6.15%
      Surrender Date:           July 1, 2000
      j:                        6.24%
      Amount Surrendered:       $10,000
      N:                        65

             MVAF  =      {[(1 + i)/(1 + j + .10%)]N/12} - 1
                   =      {[1.0615/1.0634]65/12} - 1
                   =      .99036 - 1
                   =      -.00964
                   However, [i-j] <.10%, so MVAF = 0

             MVAF  =      (amount Transferred or surrendered) x
MVAF
                   =      $10,000 x 0
                   =      $0

             Surrender Value = (amount Transferred or surrendered
+ MVA)
                                =      ($10,000 + $0)
                                =      $10,000




      Example #4 - N<6 (less than 6 months to maturity)

      Deposit:                  $25,000 on November 1, 1996
      Maturity Date:            December 31, 2005
      Interest Guarantee Period:10 years
      i:                        assumed to be 6.15%
      Surrender Date:           July 1, 2005
      j:                        7.00%
      Amount Surrendered:       $10,000
      N:                        5

      MVAF   =     {[(1 + i)/(1 + j + .10%)]N/12} - 1
             =     {[1.0615/1.071]5/12} - 1
             =     .99629 - 1
             =     -.00371
             However, N<6, so MVAF = 0

      MVAF   =     (amount Transferred or surrendered) x MVAF
             =     $10,000 x 0
             =     $0

      Surrender Value = (amount Transferred or surrendered + MVA)
                          =     ($10,000 + $0)
                          =     $10,000

                      GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY




                       CONSOLIDATED FINANCIAL STATEMENTS FOR THE
                       YEARS ENDED DECEMBER 1996, 1995, AND 1994
                           AND INDEPENDENT AUDITORS' REPORT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(A wholly-owned subsidiary of
The Great-West Life Assurance Company)

Consolidated Financial Statements for the
Years Ended December 31, 1996, 1995, and 1994 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company (a wholly-owned subsidiary of The Great-West Life Assurance Company) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.

/s/  Deloitte & Touche LLP

DELOITTE & TOUCHE LLP


Denver, Colorado
January 25, 1997

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 1996  AND 1995
(Dollars in Thousands)

ASSETS

1996
1995

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value $2,041,064 and
    $2,158,043)
$ 1,992,681
$ 2,054,204
    Available-for-sale, at fair value (amortized cost $6,151,519 and $6,087,969)
  6,206,478
  6,263,187
  Common stock
     19,715
      9,440
  Mortgage loans on real estate, net
  1,487,575
  1,713,195
  Real estate, net
     67,967
     60,454
  Policy loans
  2,523,477
  2,237,745
  Short-term investments, available-for-sale (cost approximates fair value)
    419,008
    134,835
    Total Investments
 12,716,901
 12,473,060

Cash
    125,182
     90,939
Reinsurance receivable
    196,958
    333,924
Deferred policy acquisition costs
    282,780
    278,526
Investment income due and accrued
    198,441
    211,922
Other assets

     57,244
     40,038
Premiums in course of collection
     74,693
     85,990
Deferred income taxes
    214,404
    168,941
Separate account assets
  5,484,631
  3,998,878

TOTAL ASSETS
$19,351,234
$17,682,218

See notes to consolidated financial statements.

LIABILITIES AND STOCKHOLDER'S EQUITY

1996
1995

POLICY BENEFIT LIABILITIES:
    Policy reserves
$11,022,595
$10,845,935
    Policy and contract claims
    372,327
    359,791
    Policyholders' funds
    153,867
    154,872
    Experience refunds
     87,399
     83,562
    Provision for policyholders' dividends
     51,279
     47,760

GENERAL LIABILITIES:
    Due to Parent Corporation
    151,431
    149,974
    Repurchase agreements
    286,736
    375,299
    Commercial paper
     84,682
     84,854
    Other liabilities
    488,818
    451,555
    Undistributed earnings on
    participating business
    133,255
    136,617
    Separate account liabilities
  5,484,631
  3,998,878
     Total Liabilities
 18,317,020
 16,689,097

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value,
       50,000,000 shares authorized:
            Series A, cumulative, 1500 shares authorized,
              liquidation value of $100,000 per share,
              600 shares issued and outstanding
    60,000
    60,000
            Series B, cumulative, 1500 shares authorized,
              liquidation value of $100,000 per share,
              200 shares issued and outstanding
    20,000
    20,000
            Series C, cumulative, 1500 shares authorized,
              none outstanding


            Series D, cumulative, 1500 shares authorized,
              none outstanding


            Series E, non-cumulative, 2,000,000
              shares authorized, liquidation value of $20.90
              per share, issued, and outstanding
    41,800
    41,800
    Common stock, $1 par value; 50,000,000 shares authorized;
       7,032,000 shares issued and outstanding
     7,032
     7,032
    Additional paid-in capital
   664,265
   657,265
    Net unrealized gains on securities available-for-sale, net
    14,951
    58,763
    Retained earnings
   226,166
   148,261
      Total Stockholder's Equity
 1,034,214
   993,121

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY
$19,351,234
$17,682,218

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994
(Dollars in Thousands)

1996
1995
1994

REVENUES:
  Annuity contract charges and premiums
$91,881
$79,816
$61,122
  Life, accident, and health premiums earned (net of
    premiums ceded totaling $(104,250), $60,880
    and $48,115)
1,107,367
987,611
938,947
  Net investment income
836,642
835,046
767,646
  Net realized gains (losses) on investments
(21,078)
7,465
(71,939)

2,014,812
1,909,938
1,695,776

BENEFITS AND EXPENSES:
  Life and other policy benefits (net of reinsurance
    recoveries totaling $52,675, $43,574,
    and $18,937)
515,750
557,469
548,950
  Increase in reserves
229,198
98,797
64,834
  Interest paid or credited to contractholders
561,786
562,263
529,118
  Provision for policyholders' share of earnings (losses)
    on participating business
(7)
2,027
(725)
  Dividends to policyholders
49,237
48,150
42,094

1,355,964
1,268,706
1,184,271

  Commissions
106,561
122,926
120,058
  Operating expenses
336,719
314,810
261,311
  Premium taxes
25,021
26,884
27,402

1,824,265
1,733,326
1,593,042

INCOME BEFORE INCOME TAXES
190,547
176,612
102,734

PROVISION FOR INCOME TAXES:
   Current
77,134
88,366
65,070
   Deferred
(21,162)
(39,434)
(36,614)

55,972
48,932
28,456

NET INCOME
$134,575
$127,680
$74,278

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994
(Dollars in Thousands)

Preferred Stock
  Shares
  Amount
Common Stock
  Shares
  Amount
Additional Paid-In Capital
Net Unrealized Gains (Losses)
Retained Earnings (Deficit)
Total

BALANCE, JANUARY 1, 1994
2,000,800
$121,800
7,032,000
$7,032
$656,793
$0
$35,721
$821,346

Adjustment to beginning balance for change in accounting method for investment securities





6,515

6,515

Change in net unrealized gains (losses)





(84,942)

(84,942)

Capital contributions




472


472

Dividends






(40,438)
(40,438)

Net income






74,278
74,278

BALANCE, DECEMBER 31, 1994
2,000,800
121,800
7,032,000
7,032
657,265
(78,427)
69,561
777,231

Change in net realized gains (losses)





137,190

137,190

Dividends









(48,980)
(48,980)

Net income






127,680
27,680

BALANCE, DECEMBER 31, 1995
2,000,800
121,800
7,032,000
7,032
657,265
58,763
148,261
993,121

Change in net unrealized gains (losses)





(43,812)

(43,812)

Capital contributions




7,000


7,000

Dividends







(56,670)
(56,670)


Net income






134,575
134,575

BALANCE, DECEMBER 31, 1996
2,000,800
$121,800
7,032,000
$7,032
$664,265
$14,951
$226,166
$1,034,214

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994
(Dollars in Thousands)

1996
1995
1994

OPERATING ACTIVITIES:
    Net income
$134,575
$127,680
$74,278
    Adjustments to reconcile net income to
      net cash provided by operating activities:
       Gain (loss) allocated to participating policyholders
(7)
2,027
(725)
       Amortization of investments
15,518
26,725
36,978
       Realized losses (gains) on disposal of investments
           and write-downs of mortgage loans and real estate
21,078
(7,465)
71,939
       Amortization
49,454
49,464
29,197
       Deferred income taxes
(20,258)
(39,763)
(38,631)
    Changes in assets and liabilities:
        Policy benefit liabilities
358,393
346,975
93,998
        Reinsurance receivable
136,966
(38,776)
(25,868)
        Accrued interest and other receivables
24,778
(17,617)
(26,032)
        Other, net
(8,076)
8,834

96,950
                 Net cash provided by operating activities
712,421
458,084
312,084

INVESTING ACTIVITIES:
    Proceeds from sales, maturities, and
        redemptions of investments:
        Fixed maturities
             Held-to-maturity
                Sales

18,821
16,014
                Maturities and redemptions
516,838
655,993
1,034,324
             Available-for-sale
                Sales
3,569,608
4,211,649
1,753,445
                Maturities and redemptions
803,369
253,747
141,299
        Mortgage loans
235,907
260,960
291,102
        Real estate
2,607
4,401
29,868
        Common stock
1,888

178
    Purchases of investments:
        Fixed maturities
             Held-to-maturity
(453,787)
(490,228)
(673,567)
             Available-for-sale
(4,753,154)
(4,932,566)
(2,606,028)
        Mortgage loans
(23,237)
(683)
(9)
        Real estate
(15,588)
(5,302)
(9,253)
        Common stock
(12,113)
(4,218)
(2,063)
                 Net cash used in investing activities
(127,662)
(27,426)
(24,690)

(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994
(Dollars in Thousands)

1996
1995
1994

FINANCING ACTIVITIES:
   Contract withdrawals, net of deposits
$(413,568)
$(217,190)
$(238,166)
   Due to Parent Corporation
1,457
(9,143)
(13,078)
   Dividends paid
(56,670)
(48,980)
(40,438)
   Net commercial paper (repayments) borrowings
(172)
(4,832)
89,686
   Net repurchase agreements repayments
(88,563)
(191,195)
(39,244)
   Capital contributions
7,000


              Net cash used in financing activities
(550,516)
(471,340)
(241,240)

NET INCREASE (DECREASE) IN CASH
34,243
(40,682)
46,154

CASH, BEGINNING OF YEAR
90,939
131,621
85,467

CASH, END OF YEAR
$125,182
$90,939
$131,621


SUPPLEMENTAL DISCLOSURES OF CASH FLOW
INFORMATION
     Cash paid during the year for:
       Income taxes
$103,700
$83,841
$68,892
       Interest
15,414
17,016
12,229

See notes to consolidated financial statements.

(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994
(Amounts in Thousands, except Share Amounts)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of The Great-West Life Assurance Company (the Parent Corporation). The Company is an insurance company domiciled in the State of Colorado. The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

     Basis of Presentation -   The preparation of financial
statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.

     Certain reclassifications have been made to the 1995 and 1994 financial statements to conform with the basis of presentation used in 1996.

     Investments - Investments are reported as follows:

1. Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established.

     Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as a separate component of stockholder's equity. The net unrealized gains and losses in derivative financial instruments used to hedge available-for-sale securities are included in the separate component of stockholder's equity.

     The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

     The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb possible credit losses on its impaired loans and to provide adequate provision for any possible future losses in the portfolio.

Management's judgment is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan.

Effective January 1, 1995, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 114 "Accounting by Creditors for Impairment of a Loan" and SFAS No. 118 "Accounting by Creditors for Impairment of a Loan-Income Recognition and Disclosures". In accordance with these standards, a mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The measurement of impaired loans is based on the fair value of the collateral. As the Company was already providing for impairment of loans through an allowance for credit losses, the implementation of these statements had no material effect on the Company's financial statements.

3. Real estate is carried at the lower of cost or fair value, net of costs of disposal. Effective January 1, 1996, the Company adopted SFAS No. 121 "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". The implementation of this statement had no material effect on the Company's financial statements.

4.   Investments in common stock are carried at fair value.

5.   Policy loans are carried at their unpaid balances.

6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

     Gains and losses realized on disposal of investments are determined on a specific identification basis.

     Cash - Cash includes only amounts in demand deposit accounts.

     Deferred Policy Acquisition Costs - Policy acquisition costs, which consist of sales commissions and other costs that vary with and are primarily related to the production of new and renewal business, have been deferred to the extent recoverable. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized.
Amortization of deferred policy acquisition costs totaled $47,089, $48,054, and $28,199 in 1996, 1995, and 1994, respectively.

     Separate Account - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc., a diversified, open-end management investment company which is an affiliate of the Company, shares of other external mutual funds, or government or corporate bonds.

     Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $5,242,753, and $4,675,175 at December 31, 1996 and 1995, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $5,779,842 and $6,170,760, at December 31, 1996 and 1995, respectively, are established at the contractholder's account value.

     Reinsurance - Policy reserves ceded to other insurance companies are carried as reinsurance receivable on the balance sheet (See Note 3). The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Policy and Contract Claims - Policy and contract claims include provisions for reported claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

     Participating Fund Account - Participating life and annuity policy reserves are $3,591,077 and $3,339,316 at December 31, 1996 and 1995, respectively. Participating business approximates 50.3% of the Company's ordinary life insurance in force and 92.2% of ordinary life insurance premium income at December 31, 1996.

     The liability for undistributed earnings on participating business was decreased by $3,362 in 1996, which represented $7 of losses on participating business, a reduction of $2,924 to reflect the net change in unrealized gains on securities classified as available-for-sale, net of certain adjustments to policy reserves and income taxes, and a decrease of $431 due to reinsurance transactions (See Note 2).

     The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Amounts allocable to participating policyholders are consistent with established Company practice.

     The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

     The Company has also established a Participation Fund Account
(PFA) for the benefit of the participating policyholders previously transferred to the Company from the Parent under an assumption reinsurance transaction. The PFA is part of the PPEA. The assets and liabilities associated with these policies are segregated in the accounting records of the Company. Earnings derived from the operation of the PFA accrue solely for the benefit of the acquired participating policyholders.

     Recognition of Premium Income and Benefits and Expenses - Life insurance premiums are recognized as earned. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period. Benefits and expenses on policies with life contingencies are associated with premium income by means of the provision for future policy benefit reserves, resulting in recognition of profits over the life of the contracts. The average crediting rate on annuity products was approximately 6.8% in 1996.

     Income Taxes - Income taxes are recorded using the asset and liability approach which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.

     Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker-dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

     The Company will implement Statement of Financial Accounting Standards (SFAS) No. 125 "Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities" in 1998 as it relates to repurchase agreements and securities lending arrangements. Management estimates the effect of the change will not be material.

Derivatives - The Company engages in hedging activities to manage interest rate and foreign exchange risk (See Note 6).


2.   RELATED-PARTY TRANSACTIONS

     On October 31, 1996 the Company recaptured certain pieces of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded, at estimated fair value, the following at October 31, 1996 as a result of this transaction:


Assets                             Liabilities and
                                   Stockholder's Equity

Cash                $162,000       Policy reserves     $164,839
Mortgages           19,753         Due to parent corporation  9,180
Other               18             Deferred income taxes      1,283
Undistributed earnings on          Stockholder's equity       7,000
   participating business 431
                    $182,302                           $182,302

     The Company and the Parent Corporation have a number of service agreements whereby the Parent Corporation administers, distributes, and underwrites business for the Company and administers the Company's investment portfolio. Certain operating expenses represent allocations made by the Parent Corporation to the Company for services provided pursuant to these service agreements. These transactions are summarized as follows:

Years Ended December 31,

1996
1995
1994
Investment management expense (included in net

     investment income)
$14,800
$15,182
$13,841
Administrative and underwriting payments
    (included in operating expenses)
304,599
301,529
269,020

Effective January 1, 1997 all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. All related employee benefit plan assets and liabilities were transferred from the Parent Corporation to the Company with no material impact on the Company's financial position. There will not be any material effect on the Company's operating expenses as the costs associated with the employees and these benefit plans are reflected in the present service agreements.

     At December 31, 1996 and 1995, due to Parent Corporation includes $31,639 and $27,814 due on demand and $119,792 and $122,160 of notes payable which bear interest and mature at various dates. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The Company also has available an arrangement to obtain advances from the Parent Corporation to fund short-term liquidity needs. The due on demand to the Parent Corporation bears interest at the public bond rate (7.0% and 6.4% at December 31, 1996 and 1995, respectively) while the remainder bear interest at various rates.




3.   REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1996 and 1995, reinsurance receivables with a carrying value of $196,958 and $333,924, respectively, were due primarily from the Parent Corporation.

     Total reinsurance premiums assumed from the Parent Corporation were $1,693, $1,606 and $2,438, in 1996, 1995, and 1994, respectively.


The Company considers all accident and health policies to be short-duration contracts. The following schedule details life insurance in force and life and accident/health premiums:

Gross Amount
Ceded Primarily to the Parent Corporation
Assumed Primarily From Other Companies
Net Amount
Percentage of Amount Assumed to Net

December 31, 1996:
   Life insurance in force:
     Individual
$23,409,823
$5,246,079
$3,482,118
$21,645,862
16.1%
     Group
47,682,237

1,817,511
49,499,748
3.7%
         Total
$71,092,060
$5,246,079
$5,299,629
$71,145,610


   Premiums:
     Life insurance
$334,127
$(111,743)
$19,633
$465,503
4.2%
     Accident/health
592,577
7,493
56,780
641,864
8.8%
       Total
$926,704
$(104,250)
$76,413
$1,107,367



December 31, 1995:
   Life insurance in force:
     Individual
$22,388,520
$7,200,882
$3,476,784
$18,664,422
18.6%
     Group
48,415,592

1,954,313
50,369,905
3.9%
         Total
$70,804,112
$7,200,882
$5,431,097
$69,034,327


   Premiums:
     Life insurance
$339,342
$51,688
$21,028
$308,682
6.8%
     Accident/health
623,626
9,192
64,495
678,929
9.5%
       Total
$962,968
$60,880
$85,523
$987,611


December 31, 1994:
   Life insurance in force:
     Individual
$21,461,590
$7,411,811
$3,415,596
$17,465,375
19.6%
     Group
48,948,669


2,102,228
51,050,897
4.1%
         Total
$70,410,259
$7,411,811
$5,517,824
$68,516,272


   Premiums:
     Life insurance
$322,263
$42,946
$22,009
$301,326
7.3%
     Accident/health
579,650
5,169
63,140
637,621
9.9%
       Total
$901,913
$48,115
$85,149
$938,947


4.   NET INVESTMENT INCOME

Net investment income is summarized as follows:

Years Ended December 31,

1996
1995
1994

  Investment income:
    Fixed maturities and short-term investments
$601,913
$591,561
$555,103
    Mortgage loans on real estate
140,823
171,008
182,544
    Real estate
5,292
3,936
5,700
    Policy loans

175,746
163,547
116,060
    Other
3,319



927,095
930,052
859,407

  Investment expenses, including
    interest on amounts charged
    by the Parent Corporation
    of $11,282, $10,778, and $11,145
90,453
95,006
91,761

  Net investment income
$836,642
$835,046
$767,646

5.   NET REALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on investments are as follows:

Years Ended December 31,

1996
1995
1994
  Realized gains (losses):
    Fixed Maturities
$(11,624)
$28,166
$(39,775)
    Mortgage loans on real estate
1,143
1,309
2,120
    Real estate

(10)
(102)
    Provisions
(10,597)
(22,000)
(34,182)
  Net realized gains (losses) on investments
$(21,078)
$7,465
$(71,939)


6.   SUMMARY OF INVESTMENTS

Fixed maturities owned at December 31, 1996 are summarized as follows:

Amortized Cost
Gross Unrealized Gains
Gross Unrealized Losses
Estimated Fair Value
Carrying Value

  Held-to-Maturity:
    U.S. Treasury Securities and
       obligations of U.S. Government
       Agencies:

         Collateralized mortgage
           obligations
$
$
$
$
$
         Direct mortgage pass-through
           certificates
         Other
       10,935
            630
            106
       11,459
     10,935
   Collateralized mortgage obligations





   Public utilities
     284,954
       12,755
            320
     297,389
   284,954
   Corporate bonds
  1,634,745
       41,195
         7,360
  1,668,580
1,634,745
   Foreign governments
       12,577

            556
                3
       13,130
     12,577
   State and municipalities
       49,470
         1,051
              15
       50,506
     49,470

$  1,992,681
$       56,187
$         7,804
$  2,041,064
$1,992,681

   Available-for-Sale:
    U.S. Treasury Securities and
       obligations of U.S.
       Government Agencies:
          Collateralized mortgage
            obligations
$     658,612
$         8,058
$         3,700
$     662,970
$   662,970
          Direct mortgage pass-through
             certificates
     844,291
         5,093
       10,908
     838,476
   838,476
          Other
     359,220
            596
         2,686
     357,130
   357,130
   Collateralized mortgage obligations
     614,773
       13,619
         3,553
     624,839
   624,839
   Public utilities
     628,382
         6,523
         5,375
     629,530
   629,530
   Corporate bonds

  2,907,875
       56,551
         5,250
  2,959,176
2,959,176
   Foreign governments
     110,013
         1,762
         5,673
     106,102
   106,102
   State and municipalities
       28,353
              21
            119
       28,255
     28,255

$  6,151,519
$       92,223
$       37,264
$  6,206,478
$6,206,478

6.   SUMMARY OF INVESTMENTS [Continued]

Fixed maturities owned at December 31, 1995 are summarized as follows:

Amortized Cost
Gross Unrealized Gains
Gross Unrealized Losses
Estimated Fair Value
Carrying Value

  Held-to-Maturity:
    U.S. Treasury Securities and
       obligations of U.S.
       Government Agencies:
          Collateralized mortgage
             obligations
$
$
$
$
$
          Direct mortgage pass-through
              certificates





          Other
       11,107
         1,093

     12,200
       11,107
   Collateralized mortgage obligations





   Public utilities
     269,671
       22,084
             95
   291,660
     269,671
   Corporate bonds
  1,732,046
       83,583
         5,867
1,809,762
  1,732,046
   Foreign governments
       18,596
         1,087
              12
     19,671
       18,596
   State and municipalities
       22,784
         1,966

     24,750
       22,784

$  2,054,204
$     109,813
$         5,974
$2,158,043
$  2,054,204

   Available-for-Sale:
    U.S. Treasury Securities and
       obligations of U.S.

       Government Agencies:
          Collateralized mortgage
            obligations
$     561,475
$         9,983
$         1,948
$   569,510
$     569,510
          Direct mortgage pass-through
             certificates
     794,056
       11,980
         2,233
   803,803
     803,803
          Other
     561,736
         7,703
              39
   569,400
     569,400
   Collateralized mortgage obligations
     490,074
       18,044
         3,304
   504,814
     504,814
   Public utilities
     581,482
       16,607
         2,425
   595,664
     595,664
   Corporate bonds
  2,943,918
     121,537
              26
3,065,429
  3,065,429
   Foreign governments
     141,362
         5,021
         5,644
   140,739
     140,739
   State and municipalities
       13,866
              22
              60
     13,828
       13,828

$  6,087,969
$     190,897
$       15,679
$6,263,187
$  6,263,187

     Most of the collateralized mortgage obligations consist of planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fourteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

     The cumulative effect as of January 1, 1994 of adopting SFAS No. 115 "Accounting for Certain Investments in Debt and Equity Securities," increased the opening balance of stockholders' equity by $6,515 to reflect the net unrealized gains on securities classified as available-for-sale (previously carried at the lower of aggregate amortized cost or fair value) and the corresponding adjustments to deferred policy acquisition costs, policy reserves, and amounts allocable to the liability for undistributed earnings on participating business, all net of income taxes.

     In November 1995, the Financial Accounting Standards Board issued a special report entitled "A Guide to Implementation of SFAS 115 on Accounting for Certain Investments in Debt and Equity Securities". In accordance with the adoption of this guidance, the Company reassessed the classification of its investment portfolio in December 1995 and reclassed securities totaling $2,119,814 from held-to-maturity to available-for-sale. In connection with this reclassification, an unrealized gain, net of related adjustments (see above), of $23,449 was recognized in stockholder's equity at the date of transfer.

     The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

     The amortized cost and estimated fair value of fixed maturity investments at December 31, 1996, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Held-to-Maturity
  Amortized Cost
  Estimated Fair Value
Available-for-Sale
  Amortized Cost
  Estimated Fair Value

Due in one year or less
$197,135
$200,356
$294,236
$308,805
Due after one year through five years
840,192
860,192
1,294,892
1,300,473
Due after five years through ten years
621,900
641,103
934,312
940,880
Due after ten years
140,061
145,287
422,179
432,721
Mortgage-backed securities
2,117,676
2,126,285
Asset-backed securities
193,393
194,126
1,088,224
1,097,314

$1,992,681
$2,041,064
$6,151,519
$6,206,478

     Proceeds from sales of securities available-for-sale were $3,569,608, $4,211,649, and $1,753,445 during 1996, 1995, and 1994, respectively. The realized gains on such sales totaled $24,919, $39,755, and $7,030 for 1996, 1995, and 1994, respectively. The realized losses totaled $40,748, $15,516, and $50,612 for 1996,
1995, and 1994, respectively.  During 1996, 1995, and 1994
held-to-maturity securities with an amortized cost of $0, $18,087, and $15,300 were sold due to credit deterioration with insignificant realized gains and losses.

     At December 31, 1996 and 1995, pursuant to fully collateralized securities lending arrangements, the Company had loaned $230,419 and $343,351 of fixed maturities, respectively.

     The Company makes limited use of derivative financial instruments to manage interest rate and foreign exchange risk.
Such hedging activity consists of interest rate swap agreements, interest rate floors and caps, and foreign currency exchange contracts. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest differential. This differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Interest rate swap agreements are used to convert the interest rate on certain fixed maturities from a floating rate to a fixed rate. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. The differential paid or received on interest rate and amounts received under interest rate floor and cap agreements are recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.

     Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk when used solely for hedging purposes, these instruments typically reduce overall market and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.

     The following table summarizes the financial hedge instruments:

December 31, 1996
Notional Amount
Strike/Swap Rate
Maturity

Interest Rate Floor
$100,000
4.5% [LIBOR]
1999
Interest Rate Caps
260,000
11.0% to 11.82%[CMT]
2000 to 2001
Interest Rate Swaps
187,847
6.203% to 9.35%
01/98 to 02/2003
Foreign Currency Exchange
   Contracts
61,012
N/A
09/98 to 03/2003

December 31, 1995
Notional Amount
Strike/Swap Rate
Maturity

Interest Rate Floor
$100,000
4.5% [LIBOR]
1999
Interest Rate Cap
100,000
11.0% [CMT]
2000
Interest Rate Swaps
165,000
6.203% to 9.35%
01/98 to 2/2002
Foreign Currency Exchange
   Contracts
66,650
N/A
10/96 to 09/98

LIBOR - London Interbank Offered Rate
CMT - Constant Maturity Treasury Rate

The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 1996 approximately 32% and 10% of the Company's mortgage loans were collateralized by real estate located in California and Michigan, respectively.


The following represents impairments and other information under SFAS No. 114:

1996
1995

Impaired Loans
  Loans with related allowance for credit losses of $2,793 and $654
$16,443
$3,254
  Loans with no related allowance for credit losses
31,709
20,424
  Average balance of impaired loans during the year
39,064
29,150
  Interest income recognized [while impaired]
923
675
  Interest income received and recorded [while impaired] using the cash basis method of recognition
1,130
857

As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time alter the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms that are not impaired, aggregated $68,254, and $89,160 at December 31, 1996, and 1995,
respectively.

The following table presents changes in the allowance for credit losses since January 1, 1995 (date of the adoption of SFAS
No. 114):

1996
1995

Balance, beginning of year
$63,994
$57,987
Provision for loan losses
4,470
15,877
Chargeoffs
(3,468)
(10,480)
Recoveries
246
610
Balance, end of year
$65,242
$63,994

7.   COMMERCIAL PAPER

The Company has a commercial paper program which is partially supported by a $50,000 standby letter-of-credit. At December 31, 1996, commercial paper outstanding has maturities ranging from 49 to 123 days and interest rates ranging from 5.4% to 5.6%. At December 31, 1995, maturities ranged from 25 to 160 days and interest rates ranged from 5.7% to 5.9%.


8.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table provides estimated fair value for all assets and liabilities and hedge contracts considered to be financial instruments:

December 31,
1996
  Carrying Amount
  Estimated Fair Amount
1995
  Carrying Amount
  Estimated Fair Value

ASSETS:
  Fixed maturities and short-term
    investments
$8,618,167
$8,666,550
$8,452,226
$8,556,065
  Mortgage loans on real estate
1,487,575
1,506,162
1,713,195
1,749,514
  Policy loans
2,523,477
2,523,477
2,237,745
2,237,745
  Common stock
19,715
19,715
9,440
9,440

LIABILITIES:
  Annuity contract reserves
    without life contingencies
5,779,842
5,821,404
6,170,760
6,268,749
  Policyholders' funds
153,867
153,867
154,872
154,872
  Due to Parent Corporation
151,431
154,479
149,974
152,347
  Repurchase agreements
286,736
286,736
375,299
375,299
  Commercial paper
84,682
84,682

84,854
84,854

HEDGE CONTRACTS:
  Interest rate floor
62
124
84
1,320
  Interest rate cap
173
173
90
90
  Interest rate swaps
4,746
4,746
10,052
10,052
  Foreign currency exchange
    contracts
(8,954)
(8,954)
(4,604)
(4,604)

The estimated fair value of financial instruments has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is necessarily required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Mortgage loans fair value estimates generally are based on a discounted cash flow basis. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

     Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

     The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current credited rates for similar products.

     The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

     The estimated fair value of due to Parent Corporation is based on discounted cash flows at current market spread rates on high quality investments.

     The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

     The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net gain position for interest rates swaps are $160 and $0 of unrealized losses in 1996 and 1995, respectively. Included in the net loss position for foreign currencies exchange contracts are $8,954 and $5,497 loss exposures in 1996 and 1995, respectively.

     See note 6 for additional information on policies regarding estimated fair value of fixed maturities.

9.   FEDERAL INCOME TAXES

     The following is a reconciliation between the federal income tax rate and the Company's effective rate:

1996
1995
1994

Federal tax rate
35.0%
35.0%
35.0%
Change in tax rate resulting from:
   Investment income not subject to federal tax
(1.0)
(0.5)
(1.0)
   Release of contingent liability
(4.7)


   Change in valuation allowance
0.8
(7.8)
(6.9)
   State and environmental taxes
0.7
0.7

0.9
   Other, net
(1.4)
0.3
(0.3)
Total
29.4%
27.7%
27.7%

     Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 1996 and 1995 are as follows:

1996
  Deferred Tax Asset
  Deferred Tax Liability
1995
  Deferred Tax Asset
  Deferred Tax Liability

Policyholder reserves
$151,239
$
$162,073
$
Deferred policy acquisition costs

57,031

55,542
Deferred acquisition cost proxy tax
70,413

58,481

Investment assets
35,658


16,372
Net operating loss carryforwards
12,295

17,588

Tax credits and other
5,366

4,786

     Subtotal
274,971
57,031

242,928
71,914
Valuation allowance
(3,536)

(2,073)

     Total Deferred Taxes
$271,435
$57,031
$240,855
$71,914

Amounts related to investment assets above include $8,530 and $33,735 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 1996 and 1995, respectively.

     The Company files a separate tax return and, therefore, losses incurred by subsidiaries cannot be offset against operating income of the Company. At December 31, 1996, the Company's subsidiaries have approximately $35,128 of net operating loss carryforwards, expiring through the year 2011. The tax benefit of subsidiaries' net operating loss carryforwards, net of a valuation allowance of $1,612 are included in the deferred tax assets.

     The Company's valuation allowance was increased/(decreased) in 1996, 1995, and 1994 by $1,463, $(13,145), and $(6,278),
respectively, primarily as a result of taxable income in subsidiaries which was greater than expected and the resulting re-evaluation by management of future estimated taxable income in the subsidiaries.

Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

     Pursuant to a December 31, 1993 agreement between the Company and its Parent whereby the Company assumed responsibility for the Parent Corporation's income tax liability for fiscal years prior to 1994, the Company had previously recorded a contingent liability provision. The Company's 1996 results of operations include a release of $25,600 from the provision, to reflect the resolution of 1988 and l989 tax issues with the Internal Revenue Service (IRS). Audits of tax years 1990 and 1991 are in the process of being finalized. The IRS is currently auditing tax years 1992 and 1993. In the opinion of Company management, the amounts paid or accrued are adequate; however, it is possible that the Company's accrued amounts may change as a result of the completion of the IRS audits.

10.  STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

     All of the Company's outstanding series of preferred stock are owned by the Parent Corporation. The dividend rate on the Series
A Stated Rate Auction Preferred Stock (STRAPS) is 7.3% through December 30, 2002. The Series A STRAPS are redeemable at the option of the Company on or after December 29, 2002 at a price of $100,000 per share, plus accumulated and unpaid dividends.

     The dividend rate on the Series B Straps is 5.8% through December 30, 1997. The Series B STRAPS are redeemable at the option of the Company on or after December 29, 1997 at a price of $100,000 per share, plus accumulated and unpaid dividends.

     The Company's Series E 7.5% non-cumulative, non-redeemable preferred shares are redeemable by the Company after April 1, 1999.

The shares are convertible into common shares at the option of the holder on or after September 30, 1999, at a conversion price negotiated between the holder and the Company or at a formula determined conversion price in accordance with the share conditions.

     The Company received $472 of contributed capital in the form of deferred tax assets from the Parent Corporation during 1994 in connection with reinsurance transactions with the Parent.

     The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

1996
1995
1994
(Unaudited)

Net Income
$180,635
$114,931
$70,091
Capital and Surplus
713,324
653,479
621,589

The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado is subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 1996 were $584,492 and $182,044 (unaudited), respectively. The Company should be able to pay up to $182,044 (unaudited) of dividends without regulatory approval in 1997.

     Dividends of $8,587, $9,217, and $7,475, were paid on preferred stock in 1996, 1995, and 1994, respectively. In addition, dividends of $48,083, $39,763, and $32,963, were paid on common stock in 1996, 1995 and 1994, respectively. Dividends are paid as determined by the Board of Directors.

     The Company is involved in various legal proceedings which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.













                             PART B

                   INFORMATION REQUIRED IN A
               STATEMENT OF ADDITIONAL INFORMATION

                VARIABLE ANNUITY-1 SERIES ACCOUNT



                         Contracts Under
                   Flexible Premium Deferred
        Combination Variable and Fixed Annuity Contracts


                            issued by


           Great-West Life & Annuity Insurance Company
                      8515 E. Orchard Road
                    Englewood, Colorado 80111
          Telephone:(800) 468-8661 (Outside Colorado)
                    (800) 547-4957 (Colorado)





               STATEMENT OF ADDITIONAL INFORMATION





        This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated April 30, 1997, which is available without charge by contacting the Schwab Annuity Service Center, P.O. Box 7785, San Francisco,
California 94120-9420 or at 1-800-838-0650.





                            April 30, 1997

                        TABLE OF CONTENTS


                                                             Page

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . .B-3
GREAT-WEST LIFE & ANNUITY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT. . . . . . . . . .B-3
CALCULATION OF ANNUITY PAYMENTS. . . . . . . . . . . . . . . .B-3
POSTPONEMENT OF PAYMENTS . . . . . . . . . . . . . . . . . . .B-4
SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . .B-4
     - Safekeeping of Series Account Assets. . . . . . . . . .B-4
     - Experts . . . . . . . . . . . . . . . . . . . . . . . .B-4
     - Principal Underwriter . . . . . . . . . . . . . . . . .B-4
WITHHOLDING. . . . . . . . . . . . . . . . . . . . . . . . . .B-5
CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . .B-6
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . .B-7

                       GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading
"Definitions."

           GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
            AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company (the "Company"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, the District of Columbia and all states except New York. The Company is a wholly-owned subsidiary of The Great-West Life
Assurance Company, a stock life insurance company incorporated under the laws of Canada. The Great-
West Life Assurance Company is in turn owned 86.4% by Great-West Lifeco Inc., a holding company.
Great-West Lifeco Inc. is owned 68.4% by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of
Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

     The assets allocated to the Series Account are the exclusive property of the Company.
Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series
Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Investment Division may not be insulated from liability associated with another Investment Division

        Best's Insurance Reports has assigned the Company its highest financial strength and operating performance rating of A++. Duff & Phelps Corporation has assigned the Company their highest claims paying ability rating of AAA. Standard & Poor's Corporation has assigned the Company its second highest rating of AA+ for claims paying ability. Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa2.

                 CALCULATION OF ANNUITY PAYMENTS

     A.   Fixed Annuity Options

          The amount of each annuity payment under a fixed annuity option is fixed and guaranteed by the Company. On the Payment Commencement Date, the Annuity Account Value held in the Fixed
Sub-Account(s), with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payments will not vary during the entire period of annuity payments and are determined according to the provisions of the annuity option selected.

     B.   Variable Annuity Options

          To the extent a variable annuity option has been selected, the Company converts the
Accumulation Units for each of the Owner's Variable Sub-Accounts into Annuity Units for each Variable
Sub-Account at their values determined as of the end of the Valuation Period which contains the Payment
Commencement Date. The number of Annuity Units paid for each Variable Sub-Account is determined by dividing the amount of the first monthly payment by the sub-account's Annuity Unit Value on the fifth
Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Variable Sub-Account remains fixed during the annuity payment period.

          The first payment under a variable annuity payment option will be based on the value of each Variable Sub-Account on the fifth Valuation Date preceding the Payment Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the Payment Option.
Payments after the first will vary depending upon the investment experience of the Variable Sub-Accounts.
The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each Variable
Annuity Payment will be the sum of the Variable Annuity Payments for each Variable Sub-Account.

                    POSTPONEMENT OF PAYMENTS

          With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Annuity Service Center.
However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred to the extent dependent on Accumulation or Annuity Unit
Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience, of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange
Commission may by order permit for the protection of investors.

                            SERVICES

     A.   Safekeeping of Series Account Assets

          The assets of Variable Annuity-1 Series Account (the "Series Account") are held by Great-
West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying funds.

Additional protection for the assets
of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance
Company in the amount of $25 million, which covers all officers and employees of GWL&A.

     B.   Experts

          The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202.

             The consolidated financial statements of GWL&A at December 31, 1996, 1995 and 1994 for each of the three years in the period ended December 31, 1996, and the statement of assets and liabilities of Variable Annuity-1 Series Account as of December 31, 1996, and the related statement of operations and statement of changes in net assets for the period then ended included in the prospectus have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their report appearing therein and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

     C.   Principal Underwriter

     The offering of the Contracts is made on a continuous basis by Charles Schwab & Co., Inc.
("Schwab"). Schwab is a California corporation and is a member of the National Association of Securities
Dealers ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety.

                           WITHHOLDING

          Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

          Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                 CALCULATION OF PERFORMANCE DATA

A.   Yield and Effective Yield Quotations for the Money Market
Investment Division

     The yield quotation for the Money Market Investment Division will be for the seven-day period and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

     The effective yield quotation for the Money Market Investment Division will be for the seven-day period and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one
Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

       EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.

     For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market
Investment Division's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Charges and Deductions" in the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division and the
Fund are excluded from the calculation of yield.


B. Total Return and Yield Quotations for All Investment Divisions (Other than Money Market)

     The total return quotations for all Investment Divisions, other than the Money Market, will be average annual total return quotations for the one-year period. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                          P(1+T)n = ERV

     Where:P =      a hypothetical initial payment of $1,000

               T =  average annual total return

               N =  number of years

               ERV =ending redeemable value of a hypothetical
$1,000 payment made at the
                    beginning of the particular period at the end of the particular period

For purposes of the total return quotations for these Investment
Divisions, the calculations take into effect all fees that are charged to the Contract Value , and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment
Divisions' mean account size.  The
calculations also assume a complete redemption as of the end of the particular period.

     The yield quotations for these Investment Divisions set forth in the Prospectus are based on the thirty-day period ended on December 31, 1996, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                   YIELD = 2[((a-b)cd +1)6 -1]

     Where:a = net investment income earned during the period by the corresponding portfolio of the Fund attributable to shares owned by the Investment Division.

               b = expenses accrued for the period (net of reimbursements).

               c = the average daily number of Accumulation Units outstanding during the period.

               d =  the maximum offering price per Accumulation
Unit on the last day of the
                    period.


For purposes of the yield quotations for these Investment
Divisions, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size.

                      FINANCIAL STATEMENTS

     The consolidated financial statements of GWL&A as contained in the prospectus should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The interest of Contract Owners under the Contracts are affected solely by the investment results of the Series
Account.

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Financial Statements for the Period From
November 1, 1996 [Inception] to December 31, 1996 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Contract Owners of
  Variable Annuity - 1 Series Account of
  Great-West Life & Annuity Insurance Company:


We have audited the accompanying statement of assets and liabilities of Variable Annuity - 1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 1996, and the related statements of operations and changes in net assets for the period November 1, 1996 [inception] to December 31, 1996 including each of the investment divisions. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Annuity
- 1 Series Account of Great-West Life & Annuity Insurance Company at December 31, 1996 and the results of its operations and the changes in its net assets for the period November 1, 1996 [inception] to December 31, 1996, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP
Denver, Colorado

February 7, 1997

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS

Shares
Cost
Value

Investments in the underlying funds:

Alger American Growth
348
11,946
$11,950
Alger American Small-Cap
1,007
40,839
41,197
Federated American Leaders Fund II
44,718
688,591
682,404
Federated Fund for U.S. Government Securities II
7,641
77,556
77,096
INVESCO VIF - High Yield
44,423
563,239
523,304
INVESCO VIF - Industrial Income
47,941
739,091
687,009
INVESCO VIF - Total Return
3,054
41,490
40,350
Janus Aspen Aggressive Growth
2,508
45,219
45,741
Janus Aspen Growth
59,080
920,767
916,326
Janus Aspen Worldwide Growth
24,529
472,554
476,843
Lexington Emerging Markets
16,328
160,592
164,587
Montgomery Variable Series: International Small-Cap
3,183
34,519
33,963
Montgomery Variable Series: Growth
9,190
116,820
113,313
Schwab Asset Director - High Growth
13,188
136,649
137,418
Schwab Money Market
2,972,996
2,972,996
2,972,996
Schwab S&P 500
56,788
604,192
597,974
SteinRoe Capital Appreciation
34,800
703,371
721,406
Strong Discovery Fund II
20,832
222,758
224,986
TCI Growth
28,295
290,882
289,743
TCI International
23,588
137,718
140,586
Van Eck Gold & Natural
1,370
22,325
22,901

Total investments

$9,004,114
$8,922,093
Other assets and liabilities:
   Premium due and accrued


376,213
   Due to Great-West Life & Annuity Insurance Company


(2,812)
NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)


$9,295,494

See notes to financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM NOVEMBER 1, 1996 [INCEPTION] TO DECEMBER 31,
1996

Alger American Growth Investment Division
Alger American Small-Cap Investment Division
Federated American Leaders Fund II Investment Division
Federated Fund for U.S. Government Securities II Investment
  Division
INVESCO VIF High Yield Investment Division
INVESCO VIF Industrial Income Investment Division
INVESCO VIF Total Return Investment Division

INVESTMENT INCOME
$
$
$
$
$44,396
$46,923
$1,212
EXPENSES - mortality and
  expense risks:
9
32
66
29
170
33
7
NET INVESTMENT INCOME (LOSS)
(9)
(32)
(66)
(29)
44,226
46,890
1,205
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:

  Net realized (loss) on investments
(376)
(1,582)
(336)


(300)
(33)
  Net change in unrealized appreciation
    (depreciation) on investments
4
358
(6,187)
(460)
(39,935)
(52,082)
(1,140)
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
(372)
(1,224)
(6,523)
(460)
(39,935)
(52,382)
(1,173)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS
$(381)
$(1,256)
$(6,589)
$(489)
$4,291
$(5,492)
$32

See notes to financial statements.

[Continued]

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM NOVEMBER 1, 1996 [INCEPTION] TO DECEMBER 31,
1996

Janus Aspen Aggressive Growth Investment Division
Janus Aspen Growth Investment Division
Janus Aspen Worldwide Growth Investment Division
Lexington Emerging Markets Investment Division
Montogmery Variable Series:  International Small-Cap Investment
  Division
Montgomery Variable Series:  Growth Investment Division
Schwab Asset Director High Growth Investment Division

INVESTMENT INCOME
$
$3,255
$2,018
$
$173
$4,324
$
EXPENSES - mortality and
  expense risks:
7
210
157
39
19
88
71
NET INVESTMENT INCOME (LOSS)
(7)
3,045
1,861
(39)
154
4,236
(71)
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized (loss) on investments
(100)
(89)
(308)

(30)
(2,053)
  Net change in unrealized appreciation
   (depreciation) on investments
522
(4,441)
4,289
3,995
(556)
(3,507)
769
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
422
(4,530)
3,981
3,995
(586)
(5,560)
769

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS
$415
$(1,485)
$5,842
$3,956
$(432)
$(1,324)
$698

See notes to financial statements.

[Continued]

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM NOVEMBER 1, 1996 [INCEPTION] TO DECEMBER 31,
1996

Schwab Money Market Investment Division
Schwab S&P 500 Investment Division
SteinRoe Capital Appreciation Investment Division
Strong Discovery Fund II Investment Division
TCI Growth Investment Division
TCI International Investment Division
Van Eck Gold & Natural Investment Division

INVESTMENT INCOME
$9,542
$
$
$
$
$
$
EXPENSES - mortality and
  expense risks:
1,586
216
149
35
82
77
203.15
NET INVESTMENT INCOME (LOSS)
7,956
(216)
(149)
(35)
(82)
(77)
(15)

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized (loss) on investments







Net change in unrealized appreciation
   (depreciation) on investments

(6,218)
18,035
2,228
(1,139)
2,868
576
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
0
(6,218)
18,035
2,228
(1,139)
2,868
576
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS
$7,956
$(6,434)
$17,886
$2,193
$(1,221)
$2,791
$561

See notes to financial statements.

[Continued]

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM NOVEMBER 1, 1996 [INCEPTION] TO DECEMBER 31,
1996

Total Variable Annuity - 1 Account
INVESTMENT INCOME
$111,843
EXPENSES - mortality and
  expense risks:

3,097
NET INVESTMENT INCOME (LOSS)
108,746
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized (loss) on investments
(5,207)
  Net change in unrealized appreciation
   (depreciation) on investments
(82,021)
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
(87,228)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS
$21,518

See notes to financial statements.

[Concluded]

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM NOVEMBER 1, 1996 [INCEPTION] TO DECEMBER 31,
1996

Alger American Growth Investment Division 1996
Alger American Small-Cap Investment Division 1996
Federated American Leaders Fund II Investment Division 1996
Federated Fund for U.S. Government Securities II Investment
  Division 1996
INVESCO VIF High Yield Investment Division 1996
INVESCO VIF Industrial Income Investment Division 1996

FROM OPERATIONS:
  Net investment income (loss)
$(9)
$(32)
$(66)
$(29)
$44,226
$46,890
  Net realized (loss) on investments
(376)
(1,582)
(336)


(300)
  Net change in unrealized appreciation
    (depreciation) in investments
4

358
(6,187)
(460)
(39,935)
(52,082)
      Increase (decrease) in net assets
      derived from operations
(381)
(1,256)
(6,589)
(489)
4,291
(5,492)
FROM UNIT TRANSACTIONS:
  Purchase payments
33,791
11,069
637,876
74,697
466,356
559,540
  Redemptions
  Net transfers from (to) other annuity contracts:
(21,467)
31,351
55,052
18,776
70,157
164,955
    Increase in net assets
      derived from unit transactions
12,324
42,420
692,928
93,473
536,513
724,495
INCREASE IN NET ASSETS
11,943
41,164
686,339
92,984
540,804
719,003
NET ASSETS
  Beginning of period
  End of period
$11,943
$41,164
$686,339
$92,984
$540,804
$719,003

All investment divisions commenced operations on November 1, 1996.

See notes to financial statements.

[Continued]

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM NOVEMBER 1, 1996 [INCEPTION] TO DECEMBER 31,
1996

INVESCO VIF Total Return Investment Division 1996
Janus Aspen Aggressive Growth Investment Division 1996
Janus Aspen Growth Investment Division 1996
Janus Aspen Worldwide Growth Investment Division 1996
Lexington Emeerging Markets Investment Division 1996
Montgomery Variable Series:  International Small-Cap Investment
  Division 1996

FROM OPERATIONS:
  Net investment income (loss)
$1,205
$(7)
$3,045
$1,861
$(39)
$154
  Net realized (loss) on investments
(33)
(100)
(89)
(308)

(30)
  Net change in unrealized appreciation
    (depreciation) in investments
(1,140)
522
(4,441)
4,289
3,995
(556)
      Increase (decrease) in net assets
      derived from operations
32
415
(1,485)
5,842
3,956
(432)
FROM UNIT TRANSACTIONS:
  Purchase payments

25,169
30,929
842,451
259,930
128,619
7,734
  Redemptions
  Net transfers from (to) other annuity contracts:
15,142
34,897
119,167
275,727
55,010
26,643
    Increase in net assets
       derived from unit transactions
40,311
65,826
961,618
535,657
183,629
34,377
INCREASE IN NET ASSETS
40,343
66,241
960,133
541,499
187,585
33,945
NET ASSETS
  Beginning of period






  End of period
$40,343
$66,241
$960,133
$541,499
$187,585
$33,945

All investment divisions commenced operations on November 1, 1996.

See notes to financial statements.

[Continued]

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM NOVEMBER 1, 1996 [INCEPTION] TO DECEMBER 31,
1996

Montgomery Variable Series:  Growth Investment Division 1996
Schwab Asset Director High Growth Investment Division 1996
Schwab Money Market Investment Division 1996
Schwab S&P 500 Investment Division 1996
Strong Discovery Fund II Investment Division 1996

FROM OPERATIONS:
Net investment income (loss)
$4,236
$(71)
$7,956
$(216)
$(149)
$(35)
  Net realized (loss) on investments
(2,053)





  Net change in unrealized appreciation
    (depreciation) in investments
(3,507)
769

(6,218)
18,035
2,228
      Increase (decrease) in net assets
      derived from operations
(1,324)
698
7,956
(6,434)
17,886
2,193
FROM UNIT TRANSACTIONS:
  Purchase payments
74,762
161,464
4,345,383
357,959
643,060
234,322
  Redemptions
  Net transfers from (to) other annuity contracts:
42,791
8,949
(1,362,796)

307,543
65,576
20,461
    Increase in net assets
       derived from unit transactions
117,553
170,413
2,982,587
665,502
708,636
254,783
INCREASE IN NET ASSETS
116,229
171,111
2,990,543
659,068
726,522
256,976
NET ASSETS
  Beginning of period






  End of period
$116,229
$171,111
$2,990,543
$659,068
$726,522
$256,976

All investment divisions commenced operations on November 1, 1996.

See notes to financial statements.

[Continued]

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM NOVEMBER 1, 1996 [INCEPTION] TO DECEMBER 31,
1996

TCI Growth Investment Division 1996
TCI International Investment Division 1996
Van Eck Gold & Natural Investment Division 1996
Total Variable Annuity-1 Account 1996

FROM OPERATIONS:
  Net investment income
$(82)
$(77)
$(15)
$108,746
  Net realized (loss) on investments



(5,207)
  Net change in unrealized appreciation
    (depreciation) in investments
(1,139)
2,868
576
(82,021)
      Increase (decrease) in net assets
      derived from operations
(1,221)
2,791
561
21,518
FROM UNIT TRANSACTIONS:
  Purchase payments
286,829
92,210

9,274,150
  Redemptions
  Net transfers from (to) other annuity contracts:
4,056
45,510
22,326
(174)
    Increase in net assets
       derived from unit transactions
290,885
137,720
22,326
9,273,976
INCREASE IN NET ASSETS
289,664
140,511
22,887
9,295,494
NET ASSETS
  Beginning of period
  End of period
$289,664
$140,511
$22,887
$9,295,494

All investment divisions commenced operations on November 1, 1996.


See notes to financial statements.

[Concluded]

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD FROM NOVEMBER 1, 1996 [INCEPTION] TO DECEMBER 31,
1996


1.   HISTORY OF THE SERIES ACCOUNT

The Variable Annuity - 1 Series Account of Great-West Life &
Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the
Company) established under Colorado law. The Series Account commenced operations on November 1, 1996. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

The Series Account has various investment divisions (the Funds) which invest in shares of open-end management investment companies as follows:

Variable Annuity - 1 Series Account Investment Division
Mutual Fund Investment

Alger American Growth
Alger American Growth

Alger American Small-Cap
Alger American Small-Cap

Federated American Leaders Fund II
Federated American Leaders Fund II

Federated Fund for U.S. Government Securities II
Federated Fund for U.S. Government Securities II

INVESCO VIF - High Yield
INVESCO VIF - High Yield

INVESCO VIF - Industrial Income
INVESCO VIF - Industrial Income

INVESCO VIF - Total Return
INVESCO VIF - Total Return

Janus Aspen Aggressive Growth
Janus Aspen Aggressive Growth

Janus Aspen Growth
Janus Aspen Growth

Janus Aspen Worldwide Growth
Janus Aspen Worldwide Growth

Lexington Emerging Markets
Lexington Emerging Markets

Montgomery Variable Series: International Small-Cap
Montgomery Variable Series: International Small-Cap

Montgomery Variable Series:  Growth
Montgomery Variable Series:  Growth

Schwab Asset Director - High Growth
Schwab Asset Director - High Growth

Schwab Money Market
Schwab Money Market

Schwab S&P 500
Schwab S&P 500

SteinRoe Capital Appreciation
SteinRoe Capital Appreciation

Strong Discovery Fund II
Strong Discovery Fund II

TCI Growth
TCI Growth

TCI International
TCI International

Van Eck Gold & Natural
Van Eck Gold & Natural


2.   SIGNIFICANT ACCOUNTING POLICIES


The following is a summary of significant accounting policies of the Series Account which are in accordance with the accounting principles generally accepted in the investment company industry:

Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

Security Valuation - The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

The cost of investments represents shares of the Funds which were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the Fund.

Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

3.   CHARGES UNDER THE CONTRACT

Contract Maintenance Charge - On the last day of each contract year before the retirement date, the Company deducts from each participant account a maintenance charge of $25.

Charges Incurred for Total or Partial Surrenders - The administrative surrender fee is $50 if the contract is surrendered in whole during the first 12 months and $25 if the contract is surrendered in part during the first 12 months.

Deductions for Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

Deductions for Variable Asset Charge - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate of .85%. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks.

If the above proves insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.


4.   COMPONENTS OF NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF
CAPITAL

The following is a summary of the net assets applicable to outstanding units of capital, at December 31, 1996 for each investment division:

Units
Unit Price
Total Variable Annuity Contract Liabilities

Net Assets Applicable to Outstanding Units of Capital:

Alger American Growth
1,166.635
10.237435
11,943
Alger American Small-Cap
4,080.464
10.088220
41,164
Federated American Leaders Fund II
65,888.876
10.416610
686,339
Federated Fund for U.S. Government Securities II
9,330.151
9.966103
92,984
INVESCO VIF - High Yield
52,043.524
10.391384
540,804
INVESCO VIF - Industrial Income
68,873.870
10.439394
719,003
INVESCO VIF - Total Return
3,927.308
10.272311
40,343
Janus Aspen Aggressive Growth
6,698.728
9.888536
66,241
Janus Aspen Growth
93,598.791
10.257960
960,133
Janus Aspen Worldwide Growth
51,982.382
10.416953
541,499
Lexington Emerging Markets
18,281.415
10.260961
187,585
Montgomery Variable Series: International Small-Cap
3,230.278
10.508368
33,945
Montgomery Variable Series:  Growth
11,226.772
10.352799
116,229
Schwab Asset Director - High Growth
16,525.392
10.354411
171,111
Schwab Money Market
297,045.949
10.067610
2,990,543
Schwab S&P 500
62,674.075
10.515797
659,068
SteinRoe Capital Appreciation
70,715.113
10.273922
726,522
Strong Discovery Fund II
24,613.072
10.440645
256,976
TCI Growth
30,139.129
9.610885
289,664
TCI International
13,399.990
10.485887
140,511
Van Eck Gold & Natural
2,220.846
10.306397
22,887
  TOTAL


$9,295,494

5.   SELECTED DATA

     The following is a summary of selected data for a unit of capital of the Series Account at the beginning and end of the year and the number of units outstanding at December 31, 1996:

Alger American Growth
Alger American Small-Cap
Federated American Leaders II
Federated Fund for U.S. Government Securities II
INVESCO VIF - High Yield
INVESCO VIF - Industrial Income
INVESCO VIF - Total Return
Janus Aspen Aggressive Growth

1996
Beginning Unit Value
$10.00
$10.00
$10.00
$10.00
$10.00
$10.00
$10.00
$10.00
Ending Unit Value
$10.24
$10.09
$10.42
$9.97
$10.39
$10.44
$10.27
$9.89
Number of Units Outstanding
1,166.64
4,080.46
65,888.88
9,330.15
52,043.52
68,873.87
3,927.31
6,698.73

Janus Aspen Growth
Janus Aspen Worldwide Growth
Lexington Emerging Markets
Montgomery Variable Series:  International Small-Cap
Montgomery Variable Series:  Growth
Shwab Asset Director - High Growth
Schwab Money Market
Schwab S&P 500

1996
Beginning Unit Value
$10.00
$10.00
$10.00
$10.00
$10.00
$10.00
$10.00
$10.00
Ending Unit Value
$10.26
$10.42
$10.26
$10.51
$10.35
$10.35
$10.07
$10.52
Number of Units Outstanding
93,598.79
51,982.38
18,281.42
3,230.28
11,226.77
16,525.39
297,045.95
62,674.08

SteinRoe Capital Appreciation
Strong Discovery II
TCI Growth
TCI International
Van Eck Gold & Natural

1996
Beginning Unit Value
$10.00
$10.00
$10.00
$10.00
$10.00
Ending Unit Value
$10.27
$10.44
$9.61
$10.49
$10.31
Number of Units Outstanding
70,715.11
24,613.07
30,139.13
13,399.99
2,220.85

All investment divisions commenced operations on November 1, 1996.

6.   CHANGE IN SHARES

The following is a summary of the net change in total investment shares held in each of the respective mutual funds:

For the Period From November 1, 1996 [inception] to December 31,
1996

Alger American Growth
348
 Alger American Small-Cap
1,007
 Federated American Leaders Fund II
44,718
 Federated Fund for U.S. Government Securities II

7,641
 INVESCO VIF - High Yield
44,423
 INVESCO VIF - Industrial Income
47,941
 INVESCO VIF - Total Return
3,054
 Janus Aspen Aggressive Growth
2,508
 Janus Aspen Growth
59,080
 Janus Aspen Worldwide Growth
24,529
 Lexington Emerging Markets
16,328
 Montgomery Variable Series: International Small-Cap
3,183
 Montgomery Variable Series:  Growth
9,190
 Schwab Asset Director - High Growth
13,188
 Schwab Money Market
2,972,996
 Schwab S&P 500
56,788
 SteinRoe Capital Appreciation
34,800
 Strong Discovery Fund II
20,832
 TCI Growth
28,295
 TCI International
23,588
 Van Eck Gold & Natural
1,370

                               PART C
                          OTHER INFORMATION

   Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

     The financial statements for Great-West Life & Annuity
Insurance Company for the years ended  December
31, 1996, 1995 and 1994 are included in the prospectus.

     (b)  Exhibits

          (1) Certified copy of resolution of Board of Directors or Depositor establishing Registrant is incorporated by reference to Registrant's Registration
Statement.

          (2)  Not applicable.

          (3) Copy of distribution contract between Depositor and Principal Underwriter to be filed by amendment is incorporated by reference to Registrant's
Pre-Effective Amendment No. 2.

          (4) Copy of the form of the variable annuity contract is incorporated by reference to Registrant's
          Pre-Effective Amendment No. 1.

          (5) Copy of the form of application to be used with the variable annuity contract provided pursuant to (4) is incorporated by reference to Registrant's
Pre-Effective Amendment No. 1.

          (6)  Copy of Articles of Incorporation and Bylaws of
Depositor is incorporated by reference to Registrant's Pre-Effective Amendment No. 2.

          (7)  Not applicable.

          (8) Copies of participation agreements with underlying funds are incorporated by reference to
          Registrant's Pre-Effective Amendment No. 2 and attached as Exhibit 8.

          (9) Opinion of counsel and consent of Ruth B. Lurie, Vice President, Counsel and Associate
          Secretary incorporated by referenced to Registrant's
Registration Statement.

          (10) (a)  Written Consent of Jorden Burt Berenson &
Johnson LLP is attached as Exhibit
               10a.

          (b) Written Consent of Deloitte & Touche LLP is attached as Exhibit 10b.

          (c)  Written Consent of Ruth B. Lurie is attached as
Exhibit 10c.

          (11)  Not Applicable.

          (12)  Not Applicable.

          (13) Schedule for computation of each performance quotation provided in response to Item 21 is incorporated by reference to Registrant's Registration
Statement.

          (14)  Financial Data Schedule is attached as Exhibit
14.

Item 25.  Directors and Officers of the Depositor

                                                  Position and
Offices
Name                Principal Business Address       with Depositor



James Balog         2205 North Southwinds BoulevardDirector
                    Vero Beach, Florida  32963

James W. Burns, O.C.     (4)                      Director

Orest T. Dackow          (3)                      Director

Paul Desmarais, Jr.      (4)                      Director

Robert G. Graham    574 Spoonbill Drive           Director
                    Sarasota, Florida  34236

Robert Gratton           (5)                      Chairman

N. Berne Hart       2552 East Alameda Avenue, #99 Director
                    Denver, Colorado  80209

Kevin P. Kavanagh        (1)                      Director

William Mackness    61 Waterloo Street            Director
                    Winnipeg, Manitoba R3N 0S3


William T. McCallum      (3)                      Director,
President and
                                                  Chief Executive
Officer

Jerry E.A. NickersonH.B. Nickerson & Sons Limited Director
                    P.O. Box 130
                    275 Commercial Street
                    North Sydney, Nova Scotia  B2A 3M2

P. Michael Pitfield, P.C., Q.C.(4)                Director

Michel Plessis-Belair, F.C.A.(4)                  Director

Ross J. Turner      Genstar Investment CorporationDirector
                    Metro Tower, Suite 1170
                    950 Tower Lane
                    Foster City, California  94404

Brian E. Walsh      Trinity L.P.                  Director
                    115 East Putnam Avenue
                    Greenwich, Connecticut  06830

Glen Derback             (3)                      Vice President
and Controller
                                                  Position and
   Offices
Name                Principal Business Address       with Depositor





Robert D. Bond           (3)                      Senior
Vice-President, Financial
                                                  Services

John A. Brown            (3)                      Senior
Vice-President, Sales,
                                                  Financial
Services

John T. Hughes           (3)                      Senior
Vice-President, Chief
                                                  Investment
Officer

Robert E. Kavanagh       (2)                      Senior
Vice-President, Employee
                                                  Benefits, Sales

D. Craig Lennox          (3)                      Senior
Vice-President, General
                                                  Counsel and
Secretary

Dennis Low               (3)                      Executive
Vice-President,
                                                  Financial
Services

Alan D. MacLennan        (2)                      Executive
Vice-President,
                                                  Employee Benefits

Steven H. Miller         (2)                      Senior Vice
President, Employee
                                                  Benefits, Sales

James D. Motz            (2)                      Executive
Vice-President,
                                                  Employee Benefits

Martin L. Rosenbaum      (2)                      Senior
Vice-President, Employee
                                                  Benefits
Operations

Douglas L. Wooden        (3)                      Senior
Vice-President,
                                                  Financial
Services
______________________________________

(1)  100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.

(2)  8505 East Orchard Road, Englewood, Colorado  80111.

(3)  8515 East Orchard Road, Englewood, Colorado  80111.

(4)  Power Corporation of Canada, 751 Victoria Square, Montreal,
Quebec, Canada  H2Y 2J3.

(5)  Power Financial Corporation, 751 Victoria Square, Montreal,
Quebec, Canada  H2Y 2J3.

Item 26. Persons controlled by or under common control with the Depositor or Registrant

   Power Corporation of Canada
     100% - Marquette Communications Corporation
     100% - 171263 Canada Inc.
     68.1% - Power Financial Corporation
     86.4% - Great-West Lifeco Inc.
     99.5% - The Great-West Life Assurance Company
     100% - Great-West Life & Annuity Insurance Company
          100% First Great-West Life & Annuity Insurance Company
          100% - GW Capital Management, Inc.
          100% - Financial Administrative Services Corporation
          100% - One Corporation
               100% - One Health Plan of Illinois, Inc.
               100% - One Health Plan of Texas, Inc.
               100% - One Health Plan of California, Inc.
               100% - One Health Plan of Colorado, Inc.
               100% - One Health Plan of Georgia, Inc.
               100% - One Health Plan of North Carolina, Inc.
               100% - One Health Plan of Washington, Inc.
               100% - One Orchard Equities, Inc.
          100% - Great-West Benefit Services, Inc.
                13% - Private Healthcare Systems, Inc.
          100% - Benefits Communication Corporation
               100% - BenefitsCorp Equities, Inc.
           94% - Maxim Series Fund, Inc.
          100% - Greenwood Property Corporation
          100% - GWL Properties Inc.
               100% - Great-West Realty Investments, Inc.
                50% - Westkin Properties Ltd.
          100% - Confed Admin Services, Inc.

   Item 27.  Number of Contractowners

          As of March 31, 1997, there were 919 Contractowners.

Item 28.  Indemnification

          Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby
GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                  Colorado Business Corporation Act

  Article 109 - INDEMNIFICATION

  Section 7-109-101.  Definitions.

       As used in this Article:

       (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

       (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee, fiduciary or agent of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if his or her duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.

       (3)  "Expenses" includes counsel fees.

       (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

       (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section
       7-109-107, means the office in the corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

       (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

       (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

  Section 7-109-102.  Authority to indemnify directors.

       (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in any proceeding if:

            (a) The person conducted himself or herself in good faith;

            (b)  The person reasonably believed:

                 (I)  In the case of conduct in an official
capacity with the corporation, that his or
                 her conduct was in the corporation's best interests; or

                 (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

            (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

       (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph
(b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not
       reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

       (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

       (4) A corporation may not indemnify a director under this section:

            (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

            (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in his official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

       (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

  Section 7-109-103.  Mandatory Indemnification of Directors.

            Unless limited by the articles of incorporation, a corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

  Section 7-109-104.  Advance of Expenses to Directors.

       (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

            (a) The director furnishes the corporation a written affirmation of his good-faith belief that he has met the standard of conduct described in Section
7-109-102;

            (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

            (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

       (2)  The undertaking required by paragraph (b) of subsection
(1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

       (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

  Section 7-109-105.  Court-Ordered Indemnification of Directors.

       (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

            (a) If it determines the director is entitled to mandatory indemnification under section 7-
            109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

            (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section
            7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

  Section 7-109-106.  Determination and Authorization of
Indemnification of Directors.

       (1)  A corporation may not indemnify a director under
Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102.  A
       corporation shall not advance expenses to a director under
Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b)
       are received and the determination required by Section
7-109-104(1)(c) has been made.

       (2)  The determinations required to be made under subsection
(1) of this section shall be made:

            (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

            (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

       (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

            (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or
(b) of subsection (2) of this section or,
            if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

            (b)  By the shareholders.

       (4) Authorization of indemnification and evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

  Section 7-109-107.  Indemnification of Officers, Employees,
Fiduciaries, and Agents.

       (1) Unless otherwise provided in the articles of incorporation:

            (a)  An officer is entitled to mandatory
indemnification under section 7-109-103, and is
            entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

            (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

            (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

  Section 7-109-108.  Insurance.

            A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

  Section 7-109-109.  Limitation of Indemnification of Directors.

       (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

       (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

  Section 7-109-110.  Notice to Shareholders of Indemnification of
Director.

            If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders'
       meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                           Bylaws of GWL&A

       Article II, Section 11.  Indemnification of Directors.

            The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

Item 29.Principal Underwriter

       (a)  Charles Schwab & Co., Inc. ("Schwab") is the
distributor of securities of the Registrant.
       (b)  Directors and Officers of Schwab
                                               Position and Offices
Name             Principal Business Address      with Underwriter


Charles R. Schwab     (1)                      Chairman and
Director


David S. Pottruck     (1)                      President and Chief
Executive Officer
                                               and Director

Steven L. Scheid      (1)                      Executive Vice
President and
                                               Chief Financial
Officer and Director

Tom D. Seip           (1)                      Executive Vice
President -
                                               Retail

John P. Coghlan       (1)                      Executive Vice
President,
                                               Schwab Institutional

   Linnet Deily          (1)                      Executive Vice
President, Services for
                                               Investment
Managers

   Carrie Dwyer          (1)                      Executive Vice
President, Corporate
                                               Oversight

Lon Gorman            (1)                      Executive Vice
President and
                                               President, Schwab
Capital
                                               Markets and Trading

Daniel O. Leemon      (1)                      Executive Vice
President
                                               Business Strategy

Dawn G. Lepore        (1)                      Executive Vice
President, and
                                               Chief Information
Officer - SITE

Timothy F. McCarthy   (1)                         Executive Vice
President and
                                               President, Financial
Products and
                                               International -
Group

Elizabeth G. Sawi     (1)                      Executive Vice
President -
                                               Electronic Brokerage

Richard Tinervin      (1)                      Executive Vice
President -
                                               Retirement Plan
Services

Luis E. Valencia      (1)                         Executive Vice
President and Chief
                                               Administrative
Officer

Suzanne D. Lyons      (1)                      Executive Vice
President -
                                               Retail Marketing

Karen Chang           (1)                      Executive Vice
President -
                                               Head of Branches

William J. Klipp      (1)                      Executive Vice
President -
                                               SchwabFunds

Peter J. McIntosh     (1)                      Executive Vice
President -
                                               Brokerage Operations
and
                                               National Investor
Services

Parkash P. Ahuja      (1)                      Senior Vice
President-
                                               Administrative
Services

Rhet Andrews          (1)                      Senior Vice
President -
                                               Schwab Institutional
Trading
                                               and Operations

William S. Baughman   (1)                         Senior Vice
President -
                                               Strategic
Marketing

Rochelle A. Bays      (1)                      Senior Vice
President -
                                               CM & T Support
Services

Michelle B. Blieberg  (1)                      Senior Vice
President -
                                               HR Support Services

Reid P. Conklin       (1)                      Senior Vice
President -
                                               Southeast Group

John Danton           (1)                         Senior Vice
President, Retail
                                               Financial
Planning

Martha J. Deevy       (1)                      Senior Vice
President -
                                               SITE Specialized
Services

Evelyn S. Dilsaver    (1)                      Senior Vice
President

Christopher V. Dodds  (1)                      Senior Vice
President
                                               and Treasurer

Sidney J. Dorr        (1)                         Senior Vice
President -
                                               Capital Markets and
Trading

Wayne W. Fieldsa      (1)                      Senior Vice
President -
                                               Securities
Operations

Edward V. Garlich, Jr.(1)                         Senior Vice
President and Managing
                                               Director -
Washington Research
                                               Group

Therese Haberle       (1)                      Senior Vice
President -
                                               Chief Compliance
Officer

James M. Hackley      (1)                      Senior Vice
President -
                                               Active Trader

Gerry L. Hansen       (1)                      Senior Vice
President -
                                               Controller

Barbara R. Heinrich   (1)                      Senior Vice
President -
                                               Fixed Income

Jan K. Hier-King      (1)                         Senior Vice
President -
                                               Schwab Institutional
Technology

Colleen M. Hummer     (1)                      Senior Vice
President -
                                               Mutual Fund
Operations

   Daniel J. Keller      (1)                      Senior Vice
President -
                                               Mutual Funds
Technology

Michael S. Knight     (1)                      Senior Vice
President -
                                               Midwest Group

Gloria J. Lau         (1)                         Senior Vice
President -
                                               Schwab International



Thomas N. Lawrie      (1)                      Senior Vice
President -
                                               Electronic Brokerage
Services

James G. Losi         (1)                      Senior Vice
President -
                                               Retail

Jeffrey M. Lyons      (1)                      Senior Vice
President -
                                               Mutual Funds
Marketing

Elinor MacKinnon      (1)                      Senior Vice
President -
                                               Retail Systems

Frederick F. Matteson (1)                      Senior Vice
President -
                                               SITE Operations and
Infrastructure

John McGonigle        (1)                      Senior Vice
President -
                                               Active Trader

Roger G. Neaves       (1)                      Senior Vice
President -
                                               Production Services

Geoffrey Penney       (1)                      Senior Vice
President -
                                               Financial Products
and International
                                               Technology Solutions

Kenneth W. Perlman    (1)                      Senior Vice
President -
                                               Capital Markets &
Trading -
                                               Regulatory Division

Earlene Perry         (1)                      Senior Vice
President -
                                               Retail Operations

Hugo W. Quackenbush   (1)                      Senior Vice
President -
                                               Corporate
Communications

Edward M. Rodden      (1)                      Senior Vice
President -
                                               Affluent Customer
Enterprise

Myra Rothfield        (1)                      Senior Vice
President -
                                               Customer Development
and
                                               Retention

Louise J. Rothman     (1)                      Senior Vice
President -
                                               Compensation and
Benefits

Gideon Sasson         (1)                      Senior Vice
President -
                                               Electronic Brokerage
Site

Arthur V. Shaw        (1)                      Senior Vice
President -
                                               Electronic Brokerage

Leonard Short         (1)                      Senior Vice
President -
                                               CRS Advertising and
Brand
                                               Management

Betsy Snow            (1)                      Senior Vice
President -
                                               ISD Technical
Operations

Ray Straka            (1)                      Senior Vice
President -
                                               Finance and
Corporate Administration
                                               Technology Support

Michelle Swenson      (1)                      Senior Vice
President -
                                               Mutual Funds
Marketing and
                                               Development

Mary B. Templeton     (1)                      Senior Vice
President -
                                               General Counsel and
Corporate
                                               Secretary

Mark C. Thompson      (1)                      Senior Vice
President -
                                               Government and
Public Affairs

Daniel J. Voet        (1)                      Senior Vice
President -
                                               Controller

Steven Ward           (1)                      Senior Vice
President -
                                               Investment Officer
- SchwabFunds
                                               Portfolio

Cynthia K. Holbrook   (1)                      Vice President

 ______________________________________

(1)    101 Montgomery, San Francisco, California  94104.


       (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                Net
Name of     Underwriting   Compensation
Principal   Discounts and       on        Brokerage
Underwriter  Commissions    Redemption
CommissionsCompensation

Schwab         $23,000          -0-           -0-        -0-

Item 30.Location of Accounts and Records

       All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard
       Road, Englewood, Colorado  80111.

Item 31.Management Services

       Not Applicable.

Item 32.Undertakings

       (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration
            Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

       (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of
            Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional
            Information.

       (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

       (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and
            Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
            (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding)
            is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

       (e) GWL&A represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by GWL&A.

                           SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Englewood,
State of Colorado, on this   25th  day of    April    , 1997.

                              VARIABLE ANNUITY-1 SERIES ACCOUNT
                              (Registrant)



                              By:  /s/ W.T. McCallum
                                   William T. McCallum, President
                                   and Chief Executive Officer of
                                   Great-West Life & Annuity
                                   Insurance Company


                              GREAT-WEST LIFE & ANNUITY
                              INSURANCE COMPANY
                              (Depositor)



                              By:  /s/ W.T. McCallum
                                   William T. McCallum, President
                                   and Chief Executive Officer

     As required by the Securities Act of 1933, this Registration
Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                               Date



 /s/ R. Gratton*                                   4/25 , 1997
Director and Chairman of the
Board (Robert Gratton)



 /s/ W.T. McCallum                                 4/25 , 1997
Director, President and Chief Executive
Officer (William T. McCallum)



Signature and Title                               Date




 /s/ G.R. Derback                                   4/25 , 1997
Vice President and Controller
(Glen R. Derback)



 /s/ J. Balog*                                      4/25 , 1997
Director, (James Balog)



 /s/ J.W. Burns*                                    4/25 , 1997
Director, (James W. Burns)


 /s/ O.T. Dackow*                                   4/25 , 1997
Director (Orest T. Dackow)



 /s/ P. Desmarais, Jr.*                             4/25 , 1997
Director (Paul Desmarais, Jr.)



 /s/ R.G. Graham*                                   4/25 , 1997
Director (Robert G. Graham)



 /s/ N.B. Hart*                                     4/25 , 1997
Director (N. Berne Hart)



 /s/ K.P. Kavanagh*                                 4/25 , 1997
Director (Kevin P. Kavanagh)



 /s/ W. Mackness*                                   4/25 , 1997
Director (William Mackness)

Signature and Title                               Date



 /s/ J.E.A. Nickerson*                              4/25 , 1997
Director (Jerry E.A. Nickerson)



 /s/ P.M. Pitfield*                                 4/25 , 1997
Director (P. Michael Pitfield)



 /s/ Michell Plessis-Belair                         4/25 , 1997
Director (Michel Plessis-Belair)


 /s/ R.J. Turner*                                   4/25 , 1997
Director (Ross J. Turner)



 /s/ B.E. Walsh*                                    4/25 , 1997
Director (Brian E. Walsh)



*By:  /s/ D.C. Lennox                               4/25 , 1997
     D. C. Lennox
     Attorney-in-fact pursuant to Powers of Attorney filed with the Registration Statement and Pre-Effective Amendment No. 1
     thereto.